MULTI STRATEGY FUND I, LLC
ADVANTAGE SERIES	THE BEST ALTERNATIVE

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON December 28, 2005

SECURITIES ACT FILE NO. 333-128613 INVESTMENT COMPANY ACT FILE NO. 811-21811

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO. 3	☒
POST-EFFECTIVE AMENDMENT NO.	☐

AND/OR

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 3	☒

PARADIGM MULTI STRATEGY FUND I, LLC ADVANTAGE SERIES
(Exact name of Registrant as specified in charter)

650 Fifth Avenue, 17th Floor New York, NY 10019
(Address of Principal Executive Offices)

Registrants Telephone Number, including Area Code: (212) 271-3388

Louis J. Hanna
Trustee
PARADIGM FUNDS TRUST
650 Fifth Avenue, 17th Floor
New York, NY 10019

(Name and address of agent for service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	PROPOSED MAXIMUM AGGREGATE OFFERING PRICE (1) $300,000,000	AMOUNT OF REGISTRATION FEE (2) (3) $35,310

(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457 under the Securities Act of 1933.
(2) Transmitted Prior to Filing.
(3) $35,310 was paid in connection with the initial filing of this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

LOUIS J. HANNA TRUSTEE PARADIGM FUNDS TRUST 650 FIFTH AVENUE, 17TH FLOOR NEW YORK, NY 10019	STEVEN R. HOWARD, ESQ. THACHER PROFFITT & WOOD LLP TWO WORLD FINANCIAL CENTER NEW YORK, NY 10281

DATED JANUARY 3, 2006

PROSPECTUS

PARADIGM ADVANTAGE SERIES,
A SERIES OF PARADIGM FUNDS TRUST, A DELAWARE STATUTORY TRUST

UNITS OF BENEFICIAL INTEREST

PARADIGM Advantage Series (the “Fund”) is a series of PARADIGM Funds Trust, a newly formed Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund’s investment objective is to generate long-terms capital appreciation with lower volatility than the broad equity markets. The Fund intends to achieve its objective by investing all or substantially all of its assets in PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”), a recently formed Delaware limited liability company registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Portfolio has the same investment objective as the Fund. The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio will invest in approximately 25 to 35 investment funds (the “Underlying Funds”), typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The actual number of Underlying Funds may vary and may change materially over time as determined by the Investment Advisor (as defined below) in its sole discretion.

Allocation of assets among a professionally selected cross-section of hedge funds that invest in a variety of financial markets and utilize a broad range or alternative investment strategies has the potential to reduce the volatility of investment returns from that which might be associated with a direct investment with any single investment manager.

Unregistered investment funds typically provide greater flexibility than traditional investment funds (i.e. registered investment companies) as to the type of securities that may be owned, the types of trading strategies that may be employed, and, in some cases, the amount of leverage that may be used. The Underlying Funds utilized by the Portfolio may invest and trade in a wide range of securities, financial instruments and markets and may pursue a variety of investment strategies. These investments may include, but are not limited to, U.S. and foreign equity and fixed income securities. The investment programs of the Underlying Funds may also involve the use of a variety of sophisticated investment techniques for both hedging and non-hedging purposes, including: short sales of securities; use of leverage; and transactions in derivative securities and other financial instruments such as swaps, stock options, index options, future contracts and options on futures.

The flexibility of the Underlying Funds in implementing alternative investment strategies combined with the diversification of the Portfolio’s assets among 25 to 35 different Underlying Funds may result in lower volatility as opposed to investing with a single investment manger. Ultimately, the reduction in volatility in the Portfolio’s investments will allow the Portfolio to achieve its investment objective of long-term capital appreciation while preserving the capital of the investments in the Fund.

The Fund cannot guarantee that its investment objective will be achieved or that the Portfolio’s design and risk monitoring strategies will be successful. Investing in the Fund involves a high degree of risk. See “RISK FACTORS.”

This prospectus (the “Prospectus”) applies to the offering of units of the Fund (“Shares”). The Shares will be offered during an initial public offering period and thereafter will generally be offered as of the first day of each calendar month, in each case subject to any applicable sales charge and other fees, as described herein. No person who is admitted as a member of the Fund (“Shareholder”) will have the right to require the Fund to redeem its Shares. The board of trustees of PARADIGM Funds Trust (“Board of Trustees”) may, from time to time and in their sole discretion, cause the Fund to offer to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at times and on terms and conditions as the Board of Trustees establish. The Fund does not anticipate offering to repurchase Shares from Shareholders prior to December 31, 2006. See “REDEMPTIONS AND REPURCHASES OF SHARES.” The information in this Prospectus is not complete and may be changed. The Fund will not sell Shares until the registration statement filed with the U.S. Securities and Exchange Commission (the “SEC”) is effective. This Prospectus is not an offer to sell the Shares and is not soliciting an offer to buy the Shares in any state or jurisdiction where offer or sale is not permitted.

If you purchase Shares in the Fund, you will become bound by the terms and conditions of the Agreement and Declaration of Trust of the Fund (the “Trust Agreement”). A copy of the Trust Agreement is attached as Appendix B to this Prospectus.

The Fund is designed for transaction-oriented financial advisors and retail high net worth investors allocating through financial intermediaries including but not limited to wirehouses, regional broker-dealers and small broker-dealers. Investments in the Fund may be made only by “Eligible Investors” as defined herein. See “INVESTOR QUALIFICATIONS.”

The Shares will not be listed on any securities exchange and it is not anticipated that a secondary market for the Shares will develop. The Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Trust Agreement. Although the Fund may offer to repurchase Shares from time to time, Shares will not be redeemable at a Shareholder’s option nor will they be exchangeable for Shares or units of any other fund. As a result, an investor may not be able to sell or otherwise liquidate his or her Shares. Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment and for whom an investment in the Fund does not constitute a complete investment program.

This Prospectus concisely provides information that you should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s statement of additional information (the “SAI”), dated January 3, 2006, has been filed with the SEC. You can request a copy of the SAI without charge by writing to the Fund, 650 Fifth Avenue, 17th Floor, New York, NY 10019, or by calling the Fund at (212) 271-3388. The SAI is incorporated by reference into this Prospectus in its entirety. The table of contents of the SAI appears on page (i) of this Prospectus. You can obtain the SAI, and other information about the Fund, on the SEC’s website (http://www.sec.gov). The address of the SEC’s internet site is provided solely for the information of prospective investors and is not intended to be an active link.

Total

Offering Amount (1)	$100,000,000
Sales Load (2)	2.00%
Proceeds to the Fund (3)	$100,000,000

1.     The closing date for the purchase of Shares in the initial public offering is on or about January 3, 2006, (or such earlier or later date as the Board of Directors of the Portfolio may determine). The Shares are being offered through financial institutions and intermediaries such as broker-dealers, investment counselors, registered investment advisors, mutual fund/hedge fund supermarkets, insurance companies, banks and savings and loans that have entered into selling agreements with the Portfolio. The Fund will sell Shares only to investors who certify that they are “Eligible Investors.” See “INVESTOR QUALIFICATIONS.” The minimum initial investment in the Fund by any investor is $25,000. However, the Fund, in its sole discretion, may accept investments below this minimum. Pending the closing of the initial public offering or any subsequent offering, funds received from prospective investors will be invested in high quality, short-term securities or placed in an interest-bearing account. On the date of any closing, the funds with respect to each investor whose investment is accepted, including any interest earned by such investor, will be invested in the Fund on behalf of such investor. See “THE OFFERING – SHARES OF THE FUND.”

2.     Investments in the Fund may be subject to a sales charge of up to 2.0% by the Portfolio. The Portfolio, or its affiliates, may pay from their own resources additional compensation to brokers or dealers in connection with the sale and distribution of the Shares or the servicing of investors. The Fund may pay compensation to intermediaries for the purpose of promoting the sale of the shares of the Fund, maintaining balances of Fund Shares, and/or for sub-accounting, administrative, or shareholder processing services. Such payments will be made quarterly. The amount of these payments is determined from time to time by PARADIGM Funds Trust and may be different for different intermediaries.

3.     Assumes sale of the entire offering amount.

Neither the SEC nor any state securities commission has determined whether this Prospectus is truthful or complete, nor have they made, nor will they make, any determination as to whether anyone should buy these securities. Any representation to the contrary is a criminal offense.

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisors as to legal, tax, financial, or other matters relevant to the suitability of an investment in the Fund

You should rely only on the information contained in this Prospectus and the SAI. The Fund has not authorized anyone to provide you with different information. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus.

The date of this Prospectus is January 3, 2006.

PARADIGM ADVANTAGE SERIES

UNITS OF BENEFICIAL INTEREST

$100,000,000

GENERAL DESCRIPTION OF THE FUND

PARADIGM Advantage Series (the “Fund”) is a series of PARADIGM Funds Trust, a newly-formed Delaware statutory trust that is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). This prospectus applies to the offering of units in the Fund (“Shares”). The Fund’s Shares are registered under the Securities Act of 1933, as amended but are subject to substantial limits on transferability and resale.

The Fund is designed for transaction-oriented financial advisors and retail high net worth investors allocating through financial intermediaries including but not limited to wirehouses, regional broker-dealers and small broker-dealers.

The Fund generally invests all of its assets in PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”), under a master/feeder structure. Units of beneficial interest of the Portfolio are herein referred to as “Units.” In addition, and as described more fully below in “Risk Factors – Tax Liability and Borrowings”, the Fund may periodically make short-term investments in U.S. Government securities.

The Fund’s and the Portfolio’s investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Fund attempts to achieve this objective by investing all or substantially all of its net investable assets in the Portfolio. The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio will invest in approximately 25 to 35 investment funds (the “Underlying Funds”), typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The actual number of Underlying Funds may vary and may change materially over time as determined by the Investment Advisor (as defined below) in its sole discretion.

Allocation of assets among a professionally selected cross-section of hedge funds that invest in a variety of financial markets and utilize a broad range or alternative investment strategies has the potential to reduce the volatility of investment returns from that which might be associated with a direct investment with any single investment manager.

Unregistered investment funds typically provide greater flexibility than traditional investment funds (i.e. registered investment companies) as to the type of securities that may be owned, the types of trading strategies that may be employed, and in some cases, the amount of leverage that may be used. The Underlying Funds utilized by the Portfolio may invest and trade in a wide range of securities, financial instruments and markets and may pursue a variety of investment strategies. These investments may include, but are not limited to, U.S. and foreign equity and fixed income securities. The investment programs of the Underlying Funds may also involve the use of a variety of sophisticated investment techniques for both hedging and non-hedging purposes, including: short sales of securities; use of leverage; and transactions in derivative securities and other financial instruments such as swaps, stock options, index options, future contracts and options on futures.

The flexibility of the Underlying Funds in implementing alternative investment strategies combined with the diversification of the Portfolio’s assets among 25 to 35 different Underlying Funds may result in lower volatility as opposed to investing with a single investment manger. Ultimately, the reduction in volatility in the Portfolio’s investments will allow the Portfolio to achieve its investment objective of long-term capital appreciation while preserving the capital of the investments in the Fund.

USE OF PROCEEDS

The proceeds from the sale of the Shares, not including the amount of any sales charges and the Fund’s fees and expenses, will be invested by the Fund in the Portfolio as soon as practicable after receipt of such proceeds by the Fund. The Fund expects that such proceeds will be invested by the Portfolio in accordance with the Fund’s and the Portfolio’s investment objective and strategies as soon as practicable after receipt of such proceeds by the Portfolio, consistent with market conditions and the availability of suitable investments. Such proceeds will be invested together with any interest earned on the proceeds prior to the closing of the applicable offering. Delays in investing the Portfolio’s assets may occur because certain investment funds selected by the Investment Advisor may provide infrequent opportunities to purchase their securities.

Pending the investment of the proceeds of any offering or any other available funds pursuant to the Fund’s and the Portfolio’s investment objective and strategies, a portion of such amounts, which may include a substantial portion of the proceeds of an offering, may be invested in short-term debt securities or money market funds. In addition, subject to applicable law, each of the Fund or the Portfolio may maintain a portion of its assets in cash or such short-term securities or money market funds to meet operational needs, for temporary defensive purposes or to maintain liquidity. The Fund may be prevented from achieving its objective during any period in which the Portfolio’s assets are not substantially invested in accordance with its principal investment strategies.

FEES AND EXPENSES

The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear, either directly or indirectly through the Fund’s investment in the Portfolio.

Shareholder Transaction Expenses

Sales load (as a percentage of offering price)	2.00%
Unit Repurchase Fees	None
Dividend Reinvestment and Cash Purchase Plan Fees	None
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Annual Expenses (As a Percentage of Net Assets Attributable to Units)(1)

Management Fee(2)	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	2.07%
Underlying Portfolio Expenses(3)	0.33%

Total Annual Fund Operating And Indirect Expenses-Gross	2.40%
Expense Reimbursements	0.65%

Total Annual Expenses-Net(4)	1.75%
_______________________
(1)

The table summarizes the aggregate expenses of the Fund and the Portfolio and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. The Expense Table is based on estimated annual average net assets of $25,000,000.

(2)

The Fund does not pay the Portfolio Manager a Management Fee directly, but the Fund’s Shareholders bear an indirect share of this fee through the Fund’s investment in the Portfolio. For its provision of services to the Portfolio, the Investment Advisor receives a monthly Management Fee equal to 1/12th of 1.25% of the net asset value of each of the Portfolio’s Units.

(3)

The Fund’s shareholders indirectly bear the expenses of the Portfolio. The Portfolio’s Investment Advisor has contractually agreed to waive fees and reimburse expenses in order to keep “Total Annual Expenses” of the Portfolio from exceeding 1.75%.

(4) The annual fees and expenses of the Fund will be capped at 1.75%.

Example: You would pay the following expenses (including a Management Fee) on a $1,000 investment, assuming a 5% annual return:

1 Year	$37
3 Years	$74

The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or lesser than those shown. The Fund’s organizational and offering expenses are not reflected in the example. Moreover, the Fund’s actual rate of return may be greater or lesser than the hypothetical 5% return shown in the example. The dollar amounts could be higher or lower as a result of the management fee.

IN ADDITION TO THE DIRECT AND INDIRECT EXPENSES SET FORTH ABOVE, SHAREHOLDERS WILL BEAR AN INDIRECT SHARE OF THE FEES AND EXPENSES FOR EACH OF THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS.

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INVESTMENT ADVISOR

PARADIGM Global Advisors, LLC will serve as investment advisor (“Investment Advisor”) to the Fund, and currently serves as Investment Advisor to the Portfolio. Each of the Fund and the Portfolio has entered into an investment advisory agreement with the Investment Advisor (“Investment Advisory Agreement”), under which the Investment Advisor is responsible for formulating a continuing investment program for the Fund and the Portfolio, respectively.

The Investment Advisor is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended, as a commodity trading advisor and commodity pool operator under the U.S. Commodity Exchange Act, as amended, and is also a member of the U.S. National Futures Association. The principal business address of the Investment Advisor is 650 Fifth Avenue, 17th Floor, New York, NY 10019.

FUND MANAGER

The Fund and the Portfolio are both managed by the Investment Advisor. The personnel of the Investment Advisor who will initially have primary responsibility for management of the Fund and the Portfolio (the “Management Team”) are:

Dr. James Park is the Chief Executive Officer of the Investment Advisor and directs strategic growth and client relationships for the PARADIGM group of entities. Dr. Park holds a PhD in Financial Economics from Columbia Business School (October 1995); a J.D. from Harvard and Columbia Law Schools (1987); and a B.S. in economics with honors from The Wharton School of Finance, University of Pennsylvania (1984). From 1991 to 1998, Dr. Park was a professor of Finance at Long Island University, where he founded the Center for Financial Markets Research. Dr. Park also taught at Columbia Business School and West Point Military Academy. Dr. Park has authored and presented numerous studies and articles on the investment performance of hedge funds and trading advisors.

Markus Karr is a Managing Director of Asset Allocation of the Investment Advisor and has over ten years investment experience. Mr. Karr received his B.S. in computer science and engineering from Massachusetts Institute of Technology in June 1989, where he concentrated his studies on modeling and simulation design. Mr. Karr was a registered Commodity Trading Advisor from 1995 to 2002.

Stephane Farouze is a Partner of the Investment Advisor where he also heads the Marketing and Structuring Team. Mr. Farouze joined the Investment Advisor in early 2003 as a Managing Director of its Structured Products and Marketing Department. Prior to joining the Investment Advisor, Mr. Farouze was the Global Head of Sales and Structuring for alternative investments at Societe Generale Asset Management alternative department where he grew assets under management from $3.4 billion to just over $15 billion in less than two and a half years. He has launched in excess of 100 capital guaranteed products in Italy, Spain, France, Germany, Hong Kong, Singapore, and Japan. Notably in Spain, Mr. Farouze launched a capital guaranteed mutual fund for Spain’s BSCH that raised $3.7 billion in under three months. Mr. Farouze also launched the first capital guaranteed product built on a fund of hedge funds in Japan sold through Citibank. Before working for Societe Generale Asset Management, Mr. Farouze had spent the previous decade working for firms such as BNP, Commerz Bank, and Smith Barney as a Head of FX Derivatives desk for the Italian market. While at BNP, he developed gas alternative investment products. Mr. Farouze has a Bachelor’s of Arts in finance and economics from San Diego State University.

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Nikolay Fedorovskiy is a Senior Research Analyst of the Investment Advisor. Mr. Fedorovskiy received his Ph.D. in mathematics from Moscow State University with high algebra and computer modeling as his majors. Mr. Fedorovskiy has 8 years of experience in practical programming and engineering in Russia’s Institute of Electric Power Research, where he worked on creating programming language for the description of semantic networks. Mr. Fedorovskiy joined the Investment Advisor in 2000 as a senior research analyst and is responsible for development and support of a secure online statistical reporting system for the Investment Advisor’s asset allocation team.

Ronald E. Wilhelm is the Chief Compliance and Risk Management Officer and Director of Operations of the Investment Advisor. Mr. Wilhelm joined the Investment Advisor in December 2005 from EOS Fund Services LLC where he was served from June 2003 as a founding Managing Director and provided third-party global fund management, operations and administration services and compliance oversight to a select group of investment management firms, mutual fund companies, endowments and foundations. He also served as a founding Managing Director of EOS Compliance Services LLC where he provided outsourced compliance programs for and consulting services to registered investment advisers, mutual fund companies, hedge funds and hedge funds of funds with combined assets of $15 billion. In that capacity, Mr. Wilhelm acted as named Chief Compliance Officer to Investure, LLC, a registered investment adviser (with assets under management exceeding $2 billion) operating domestic and offshore hedge funds of funds and private equity funds. From 1998 through May 2003, he managed the operations, compliance oversight, documentation and closing processes for the distressed bank loan trading and sales desk of the Fixed Income Division of Morgan Stanley’s New York office. Mr. Wilhelm was associated with the law firms of Parker Chapin Flattau & Klimpl, LLP in New York from 1994 to 1997 and Jones Day in Paris, France and Cleveland, Ohio from 1986 to 1993. His practice experience primarily included general corporate and business law, mergers and acquisitions, international corporate law, securities law, finance and banking, and compliance and regulatory issues. Mr. Wilhelm attended Brigham Young University where he obtained the degrees of B.A. summa cum laude, French and International Relations in 1982; M.A., International Relations in 1983; and J.D. cum laude in 1986.

BOARD OF TRUSTEES

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund. The Board of Directors of the Portfolio (the “Portfolio’s Board of Directors”) has overall responsibility for management and supervision of the operations of the Portfolio. The Fund and the Portfolio have the same board members. The initial Trustees serving on the Board have been elected by the organizational Trustee of the Fund. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve in such capacity, so long as immediately thereafter at least two-thirds (2/3) of the Trustees then serving have been elected by the Shareholders. The Board may call a meeting of Shareholders to fill any vacancy in the position of a Trustee, and will do so within 60 days after any date on which Trustees who were elected by the Shareholders cease to constitute a majority of the Trustees then serving on the Board.

INVESTMENT OBJECTIVE AND GOALS

The Fund’s investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. Rather than invest in securities or Underlying Funds directly, the Fund seeks to achieve its investment objective by using the “master fund/feeder fund” structure. Under that structure, the Fund and other investment companies with the same investment objective invest their

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assets in another investment company (the Portfolio) having the same investment objective and substantially the same investment policies as the Fund.

The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio will invest in approximately 25 to 35 Underlying Funds managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The actual number of Underlying Funds may vary and may change materially over time as determined by the Investment Advisor in its sole discretion.

The Investment Advisor is not required to follow fixed guidelines with respect to the Underlying Funds selected and the allocation of the Portfolio’s assets. However, so long as such amount is within applicable ownership limitations set forth in the Investment Company Act, the Portfolio’s assets will be allocated in a manner so that no more than 15% of the Portfolio’s net asset value will be invested in any one Underlying Fund. The Investment Advisor may also invest the Portfolio’s assets in cash, U.S. government securities and repurchase agreements.

The investment objectives of the Fund and the Portfolio are non-fundamental. Thus, either the Fund or the Portfolio may change its investment objective without a vote of the Fund’s Shareholders or the Portfolio’s members, respectively. Furthermore, except as otherwise indicated, the Fund’s and the Portfolio’s investment policies and restrictions are not fundamental and may be changed without a vote of the Fund’s Shareholders or the Portfolio’s members, respectively.

THE FUND’S INVESTMENT PROGRAM IS SPECULATIVE AND ENTAILS SUBSTANTIAL RISKS. MARKET RISKS ARE INHERENT IN ALL SECURITIES TO VARYING DEGREES. NO ASSURANCE CAN BE GIVEN THAT THE FUND’S OR THE PORTFOLIO’S INVESTMENT OBJECTIVE WILL BE REALIZED.

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

The Investment Advisor believes that a disciplined due diligence and monitoring process is critical in identifying hedge funds capable of generating the returns required to meet the Fund’s and the Portfolio’s investment objective.

The Investment Advisor intends to allocate the Portfolio’s capital to Underlying Funds that employ a variety of investment strategies, including those that seek to capitalize on inefficiencies and pricing anomalies in securities and other financial instruments. The Investment Advisor will select Underlying Funds that follow other investment strategies if it believes that such investments are consistent with the Fund’s and the Portfolio’s investment objective.

Underlying Funds in which the Portfolio will invest may include limited partnerships, limited liability companies and similar entities managed by a single investment manager. Certain Underlying Funds in which the Portfolio will invest may be registered investment companies, including open-end registered investment companies (commonly referred to as “mutual funds”), closed-end investment companies and unit investment trusts (including “exchange-traded funds”), although it is anticipated that the Underlying Funds generally will not be registered investment companies. The Portfolio’s ability to invest in registered investment companies (including, without limitation, mutual funds, exchanged-trade funds and certain money market funds) will be limited by the Investment Company Act, which provides certain restrictions on the amount of securities of a registered investment company that another registered investment company may acquire. Underlying Funds that are not registered as

6

investment companies under the Investment Company Act typically provide greater flexibility than mutual funds or exchange-traded funds with respect to the types of securities that may be owned, the types of trading strategies employed, and, in some cases, the amount of leverage that can be used. It is the understanding of the Fund and the Portfolio that the Underlying Funds that are not registered under the Investment Company Act are generally relying upon exemptions under Section 3(c)(1) and 3(c)(7) of the Investment Company Act.

The investment managers of the initial 25 Underlying Funds are all domestic entities that are either registered or are currently in the process of registering under the Investment Advisors Act of 1940. None of the investment managers of the initial 25 Underlying Funds are affiliated with the Investment Advisor.

The Investment Advisor may invest a portion of the Portfolio’s assets in Underlying Funds, including other “fund of funds,” managed by the Investment Adviser or its affiliates. Such investments will only be made, if at all, upon the Portfolio obtaining any necessary exemptive relief or assurance from the SEC. There can be no assurance that the SEC will issue such an exemptive order or assurance if the Portfolio elects to seek either.

Set forth below are descriptions of certain of the investment strategies utilized by investment managers in the equity long/short, event driven, and relative value trading sectors. Other strategies may be employed as well. There can be no assurance that the investment managers will succeed in any of these strategies.

Equity Long/Short Strategies

Equity long/short hedge funds make long and short equity investments, often based on the investment manager’s assessment of fundamental value compared to market price. It is expected that the investment managers will employ a wide range of styles. For example, investment managers may (i) focus on companies within specific industries; (ii) focus on companies only in certain countries or regions; or (iii) employ a more diversified approach, allocating assets to opportunities across investing styles, industry sectors and geographic regions.

Event Driven Strategies

Event driven strategies seek to identify security price changes resulting from corporate events such as restructurings, mergers, takeovers, spinoffs and other special situations. Corporate event arbitrageurs generally choose their investments based on their perceptions of the likelihood that the event or transaction will occur, the amount of time that the process will take and the perceived ratio of return to risk. Strategies that may be utilized in the event driven sector include merger arbitrate, high yield/distressed securities, and special situations, each of which is described in greater detail below.

Merger Arbitrage.  Merger arbitrageurs seek to capture the price spread between current market prices and the value of securities upon successful completion of a takeover or merger transaction. The availability of spreads reflects the unwillingness of other market participants to take on transaction-based risk, i.e., the risk that the transaction will not be completed and the price of the company being acquired will fall. Merger arbitrageurs evaluate this risk and seek to create portfolios that reduce specific event risk.

High Yield/Distressed Securities. High yield/distressed securities strategies invest in debt or equity securities of firms in or near bankruptcy. Investment managers differ in terms of the level of the

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capital structure in which they invest, the stage of the restructuring process at which they invest, and the degree to which they become actively involved in negotiating the terms of the restructuring.

Special Situations. Special situations such as spin-offs and corporate reorganizations and restructurings offer additional opportunities for event driven managers. Often these strategies are employed alongside merger arbitrage or distressed investing. An investment manager’s ability to evaluate the effect of the impact and timing of the event and to take on the associated event risk is the source of the returns. Investment managers differ in the degree to which they hedge the equity market risk of their portfolios.

Relative Value Strategies

Relative value strategies seek to profit from the mispricing of financial instruments, capturing spreads between related securities that deviate from their fair value or historical norms. Directional and market exposure is generally held to a minimum or completely hedged. Strategies that may be utilized in the relative value sector include convertible arbitrage, equity arbitrage, and fixed-income arbitrage, each of which is described in greater detail below.

Convertible Arbitrage. Convertible bond arbitrage strategies consist of buying convertible bonds and shorting an appropriate number of shares of the issuer’s common stock. The stock short sale is intended to hedge the stock price risk arising from the equity conversion feature of the convertible bond. Due to the bond features of convertibles, credit and interest rate risk may also be hedge.

Equity Arbitrage.  Equity arbitrage strategies try to avoid market direction influences and seek to generate returns primarily from stock selection. Investment managers construct long and short baskets of equity securities they determine to be mispriced relative to each other, typically with similar characteristics. Portfolios are generally designed to exhibit zero or low beta to equity markets. Beta measures the degree to which an asset’s price changes when a reference asset’s price changes. For example, a beta greater than one suggests that for every 1% change in the reference asset’s price, the asset will move greater than 1%.

Fixed-Income Arbitrage. Fixed-income arbitrage strategies seek to exploit pricing anomalies that might exist across fixed-income securities and their related derivatives. Although some fixed-income strategies are based on macroeconomic considerations, the strategies are primarily quantitative in nature, and financial modeling is an integral component. Opportunities in fixed-income instruments to baskets of securities are found when securities deviate from historical relationships or fair value as determined by the investment manager. These relationships can be temporarily distorted by exogenous shocks to fixed-income supply and demand or by structural change in the fixed-income market.

Multi-Strategy.  Multi-strategy investment managers invest across a range of strategies. The investment managers tend to be more opportunistic in targeting specific relative value strategies during differing market environments. In addition, these Investment Managers may have exposure that have traditionally been described as being within the event driven sector, such as merger arbitrage, high yield/distressed securities and other special situations.

OVERVIEW OF THE INVESTMENT PROCESS

The Investment Adviser will employ a dynamic investment process which includes investment manager selection, portfolio design and ongoing risk analysis and monitoring. The Investment Advisor has over 14 years of experience in constructing diversified portfolios by selecting, allocating among,

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and monitoring absolute return-oriented or “skill-based” investment managers. The Investment Advisor has also developed proprietary computer systems, operating capabilities, proprietary hedge fund indices and “cluster analysis” to assist them in identifying and monitoring underlying hedge fund managers. SYSTEMPASS, a proprietary database in development since 1991, is the backbone of the manager selection and monitoring process. SYSTEMPASS contains 16,500 hedge fund manager track records as well as automated methods for the selection and monitoring or managers.

The Investment Advisor seeks to identify investment managers to which it may allocate Portfolio assets through investments in Underlying Funds that they manage or as subadvisers. The investment manager selection process includes a review by the Investment Advisor’s team of professionals, which may include representatives of its investment manager selection, risk and quantitative analysis, compliance, tax, legal, finance and operations areas.

The Investment Advisor believes that a systematic due diligence and monitoring process is crucial in the identification and selection of superior investment managers capable of generating the returns required to meet the Portfolio’s objective. The Investment Advisor’s approach to advisor allocation relies on a well-researched, unique theoretical foundation that supports and guides every function within its portfolio management services. The Investment Advisor believes its manager selection process is unique in several important respects. The Investment Advisor has developed a sophisticated and proprietary quantitative analysis methodology that incorporates statistical measurement processes known as HEDGE FUND ALPHA, HEDGE FUND BETA and PARK RATIO, which are all patent pending. In simple terms, this process provides a ranking of the universe of available advisors and/or underlying hedge fund managers that acts as an initial screening. This ranking rewards uniqueness of an advisor’s returns with respect to its peer group (often referred to as “alpha”), thus leading to low inter-advisor correlations. The ranking also normalizes for advisor volatility, which favors those advisors that can provide the highest return for the least risk.

The Investment Advisor screens the universe of available advisors to determine that the advisors selected derive profits by processing information rather than depending upon market direction. The Investment Advisor views the advisors it selects as a distinct asset class because they perform a clearly discernible function (information processing); exhibit unique, definable fundamental characteristics (no reliance on market direction to generate returns); and generate performance that provides evidence of their uniqueness (low or no correlation to the performance of the overall stock or bond markets). By allocating to advisors that fall into this asset class, the Investment Advisor portfolios provide an INFORMATION PROCESSING PREMIUM (similar to a risk or liquidity premium) that does not depend upon market direction.

The Investment Advisor also is unique because it does not rank investment managers based on return and Sharpe ratio. Despite its popularity and widespread use, the Investment Advisor research shows that Sharpe ratio has several flaws that do not contribute to building a superior portfolio. Sharpe ratio is a comparison statistic that compares the performance of two managers at a time. Sharpe ratio and other comparison statistics answer the question, “Which manager is the best?” However, these statistics do not give any insight into the more meaningful question of which combination of managers contribute to an optimal portfolio of managers that outperforms the passive benchmark. The Investment Advisor uses portfolio measurements such as HEDGE FUND ALPHA, HEDGE FUND BETA and PARK RATIO because they have a basis in portfolio theory and have been proven (both statistically and in real-time fund management) to select the managers that contribute to an optimal portfolio.

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In making its selections and in addition to the screenings and analyses described above, the Investment Advisor also conducts a rigorous, qualitative due diligence review. Through its extensive interview process, the Investment Advisor evaluates such subjective (or non-quantitative) factors as the character of each potential advisor’s trading method, reputation, overall performance, markets and instruments traded, fee structure, redemption provisions, amount of funds under management and past and current business relationships.

In pursuing the Fund’s allocation strategy, the Investment Advisor recognizes that many of the most successful advisors reach a limit of funds under management beyond which they are unwilling to accept new investment and that all successful advisors begin to place more and more limitations on investments as the amount of assets under management increases. The Investment Advisor therefore has established investment positions and relationships with advisors that should enhance the Portfolio’s ability to access advisors that would otherwise limit or restrict investment into their programs.

While the advisor selections ultimately will be made on the basis of the Investment Advisor’s subjective assessments of the available advisors, the Investment Advisor also considers statistical data regarding the degrees of correlation among the advisors’ records. The Investment Advisor will evaluate, on an ongoing basis, the desirability of reallocating the Portfolio’s assets among the advisors, allocating existing or new assets to or among additional advisors and the desirability of retaining additional or replacement advisors based on its evaluation of which available advisors have the best prospects for profitability and other factors. The Investment Advisor will follow no fixed policies in allocating and reallocating the Portfolio’s assets and will in all cases be guided to its subjective judgment.

In determining the relative allocations of capital to each investment manager, the Investment Advisor considers the risk and return characteristics of each of the investment managers, including the average expected volatility of returns, drawdown patterns and liquidity and leverage characteristics. In addition, the Investment Advisor considers how each investment manager’s returns are expected to correlate to the other investment managers in the portfolio. It is expected that allocations will vary significantly over time as returns for different investment managers vary. The Investment Advisor also may adjust allocations from time to time when it deems it appropriate to do so. In addition, it is expected that individual allocations will grow larger or smaller as each investment manager’s performance varies over time.

The identity and number of the investment managers and Underlying Funds may change materially over time. The Investment Advisor may withdraw from or invest in different Underlying Funds without prior notice to or the consent of the Portfolio or the members of the Portfolio, including the Fund and its Shareholders.

The Investment Advisor may invest a substantial portion of the Portfolio’s assets with investment managers who may have limited track records and Underlying Funds with limited operating histories. In such cases, the investment managers or individual members of their management teams generally will have had, in the Investment Advisor’s opinion, significant relevant experience trading in the strategies that such investment managers are expected to utilize. However, the Fund is not able to ensure Shareholders that each of the investment managers, even those with longer track records, will perform as expected or not undertake actions that would not be in the best interest of the Fund or the Shareholders.

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POTENTIAL BENEFITS OF INVESTING IN THE FUND

An investment in the Fund enables investors to invest in investment managers whose services generally are not available to the investing public, whose investment funds may be closed from time to time to new investors or who otherwise may place stringent restrictions on the number and type of persons whose money they will manage. An investment in the Fund also enables investors to invest with a number of investment managers without incurring the high minimum investment requirements that investment managers typically would impose on investors.

In addition to benefiting from investment manager’s individual investment strategies, the Fund as a whole should achieve the benefits of exposure to a number of different investment styles and investment managers.  By investing through multiple investment managers, the Fund may reduce the volatility inherent in a direct investment with a single investment manager.

RISK FACTORS

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Risks Associated With The Fund

Reliance on the Investment Advisor. The likelihood that Shareholders will realize income or gain from investing in the Fund will depend on the investment performance of the Portfolio. The likelihood that the Portfolio will realize income or gain from its investments will depend on the selection and monitoring of Underlying Funds by the Investment Advisor and the acumen and expertise of its primary portfolio manager, the Managing Director of Asset Allocation, Markus Karr. If Mr. Karr were to cease working for the Investment Advisor, the Investment Advisor may not be able to hire a qualified replacement, or may require an extended period of time to do so.

Investment Advisor. The Investment Advisor and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, “Other Accounts”). As a result, the Investment Advisor and the Management Team may have conflicts of interest in allocating their time and activity between the management of the Fund and the management of Other Accounts. The Investment Advisor and its staff will devote only so much time to the management of the Fund as in their judgment is necessary and appropriate. In addition, the Investment Advisor may charge the Other Accounts fees that are lower than those charged by the Fund.

Master/Feeder Structure. The Portfolio may accept investments from other investors (including other feeder funds), in addition to the Fund. Because each feeder fund can set its own transaction minimums, feeder-specific expenses, and other conditions, one feeder fund could offer access to the Portfolio on more attractive terms, or could experience better performance, than another feeder fund. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund will have more voting power than the Fund over the operations of the Portfolio. If other feeder funds tender for a significant portion of their shares in a repurchase offer, the assets of the Portfolio will decrease. This could cause the Fund’s expense ratio to increase to the extent contributions to the Portfolio do not offset the cash outflows.

Limited Liquidity for Shareholders. The Fund is a closed-end investment company designed primarily for long-term investors. Units of the Fund will not be traded on any securities exchange or

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other market. With very limited exceptions, Shares are not transferable and liquidity will be provided only through limited quarterly repurchase offers. Furthermore, such limited liquidity for Fund shareholders will generally be subject to or controlled by decisions made by the Portfolio’s Board of Directors.

Limited Ability to Examine or Verify the Valuations Provided by the Underlying Funds. Generally, the Portfolio, its Investment Advisor and the Administrator will not have sufficient information in order to be able to confirm or review the accuracy of the valuations provided by the investment managers of the Underlying Funds. The investment managers’ information could be inaccurate due to fraudulent activity, misevaluation or inadvertent error. In any case, the Portfolio may not discover errors for a significant period of time. Even if the Investment Advisor elects to cause the Portfolio to redeem or sell its interest in such Underlying Fund, the Portfolio may be unable to redeem or sell interests in such Underlying Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the investment manager’s valuations, and the Board of Directors may, in its discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by investment managers could have a material adverse effect on the Portfolio and the Fund if the investment manager’s, the Investment Advisor’s or the Portfolio’s judgments regarding valuations should be incorrect. Persons who are willing to assume such risks should not make an investment in the Fund.

No Operating History. While the Investment Advisor has been in the business of managing fund of funds strategies since 1991, the Fund has no operating history on which you might evaluate its performance. There can be no assurance that the Fund’s investment objective will be realized or that the Fund’s investment strategy will prove successful. No assurance can be given that the Fund’s investments in the Portfolio will generate any income or appreciate in value.

Tax Liability and Borrowings. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify as such, the Fund must, among other things, (a) distribute with respect to each taxable year at least 90% of the sum of the Fund’s taxable net investment income, its net tax-exempt income, and the excess, if any of net short-term capital gains over net long-term capital losses for such year (the “Distribution Test”), and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses ((i) and (ii) together, the “Diversification Test”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed in a timely manner to Shareholders.

The Fund may make short-term investments in U.S. Government securities prior to the end of each fiscal quarter in an amount such that the Fund’s total assets will meet the Diversification Test, and then sell such U.S. Government securities immediately following the end of each such fiscal quarter. The Fund expects that it will enter into a line of credit in order to make the quarterly purchases of U.S. Government securities. The Investment Company Act provides that the value of the investment

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company’s total indebtedness may not exceed one-third of the value of its total assets, including indebtedness (the “Asset Coverage Requirement”). This borrowing and any other borrowing of the Fund would be subject to the Asset Coverage Requirement. In the event that the asset coverage declines to less than the Asset Coverage Requirement, the Fund may be required to sell a portion of its investments at a time when it may be disadvantageous to do so. Money borrowed under this line of credit will be subject to interest costs that may or may not be recovered by appreciation of or income from the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit, either of which requirements would increase the cost of borrowing over the stated interest rate. In the event that the Fund incurs debt to fund repurchases of Shares, the Asset Coverage Requirement and the foregoing risks would be applicable to such borrowing, except that since the proceeds from the borrowing will be used for repurchases of Shares, no securities will be purchased with such proceeds to offset the expenses of the borrowing.

If the Fund fails to qualify as a regulated investment company that is accorded special tax treatment in any taxable year, the Fund will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to Shareholders as ordinary income. If the Fund fails to meet the Diversification Test as of its first fiscal quarter end, the Fund will not be able to qualify at a later date. In addition, if the Fund should fail to meet the Diversification Test as of any other fiscal quarter end, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. The Fund must receive timely and accurate information from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, in order for the Fund to satisfy the Distribution Test. Although the Fund intends to estimate the amount of distributions it needs to make to satisfy the Distribution Test in any taxable year if the Underlying Funds delay providing such information to the Portfolio or provides inaccurate information, the Fund may not satisfy the Distribution Test and thus may fail to qualify as a regulated investment company in that taxable year.

Also, a regulated investment company that qualifies for special tax treatment under the Code but fails to distribute a sufficient amount of its ordinary income and net capital gain income is subject to a 4% excise tax on such undistributed amounts. The Fund generally must receive information on a timely basis from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, to make sufficient distributions to avoid the imposition of this 4% excise tax. Although the Fund intends to estimate the amount of distributions it must made to avoid the excise tax, if the Portfolio delays providing this information to the Fund, or the Underlying Funds delay providing this information to the Portfolio, or if there are differences between the taxable year of the Fund and that of the Portfolio or the Underlying Funds, the Fund may not be able to make distributions sufficient to avoid the imposition of the excise tax.

Risks Associated With The Portfolio

Illiquidity of Portfolio’s Holdings. The Portfolio intends to invest substantially all of its available capital in securities of private investment partnerships. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Portfolio may not be able to resell some of its securities holdings for extended periods, which may be several years.

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Investment Advisor. The Investment Advisor and certain of its investment professionals also carry on substantial investment activities for other accounts (collectively, “Other Accounts”). As a result, the Investment Advisor and Mr. Karr may have conflicts of interest in allocating their time and activity between the management of the Portfolio and the management of Other Accounts. The Investment Advisor and its staff will devote only so much time to the management of the Portfolio as in their judgment is necessary and appropriate.

There may be circumstances where the Investment Advisor or the portfolio manager invests a larger percentage of one or more of the Other Accounts’ respective assets than the Portfolio’s assets. The Investment Advisor also may consider participation by its Other Accounts in investment opportunities that the Investment Advisor does not intend to invest, or which are contrary to investments made, on behalf of the Portfolio, or vice versa. In addition, the Investment Advisor may charge the Other Accounts fees that are lower than those the Portfolio charges.

Underlying Fund Selection and Monitoring. The Investment Advisor employs a detailed analysis for the screening and monitoring of the Underlying Funds so that the Investment Advisor can monitor leverage levels, positions concentration and adherence to stated strategies. However, the Investment Advisor does not have access to nor control over the daily investment holdings of any of the Underlying Funds. As a result, there can be no assurance that the manager of any Underlying Fund will conform its conduct to the Underlying Fund’s stated strategies

Limited Liquidity for Members. The Portfolio is a closed-end investment company designed primarily for long-term investors. Units of an Underlying Fund will not be traded on any securities exchange or other market. With very limited exceptions, Units are not transferable and liquidity will be provided only through limited quarterly repurchase offers.

Limited Operating History. While the Investment Advisor has been in the business of managing fund of funds strategies since 1991, the Portfolio has no operating history on which you might evaluate its performance. There can be no assurance that the Portfolio’s investment objective will be realized or that the Portfolio’s investment strategy will prove successful. No assurance can be given that the Portfolio’s investment portfolio will generate any income or appreciate in value.

Special Risks of the Portfolio’s Fund of Funds Structure. The Underlying Funds may not be registered as investment companies under the Investment Company Act and, therefore, the Fund and the Portfolio will not have the protections of the Investment Company Act with regard to these investments. Each Underlying Fund will pay any performance-based allocations or fees for which it is obligated irrespective of the performance of the other Underlying Funds and the Portfolio generally. Accordingly, an Underlying Fund with positive performance may be entitled to receive a performance allocation or fee from the Portfolio, and thus indirectly from the Fund and its Shareholders, even if the Fund’s and the Portfolio’s overall investment return is negative.

Risks Associated With The Underlying Funds

Investment Funds not Registered. The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons, and requires that the investment company’s operations be supervised by a board of directors, a majority of whose

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members are independent of management. The Fund is itself subject to these restrictions. However, the underlying portfolio companies in which the Portfolio invests are not subject to the provisions of the Investment Company Act. In addition, although the SEC has adopted new rules that will require most of the investment managers of the Underlying Funds to register as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), there is expected to be a significant period of time before such registrations are complete. As an investor in the Underlying Funds managed by investment managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

The Underlying Funds generally are exempted from regulation under the Investment Company Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are considerably lower, As a result, the Fund provides an avenue for investing in Underlying Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment.

In addition, the Underlying Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. It is anticipated that the Underlying Funds in which the Fund will invest generally will maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any such brokerage firm could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an investment manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by an investment manager to its own use. There can be no assurance that the investment managers or the entities they manage will comply with all applicable laws and that assets entrusted to the investment managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Underlying Funds than might normally be available through investments in registered investment company vehicles.

Valuation of the Fund’s Interests in Investment Funds. The valuation of the Fund’s investments in the Underlying Funds is ordinarily determined based upon valuations provided by the investment managers of such Underlying Funds. Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and will be valued by the investment managers. In this regard, an investment manager may face a conflict of interest in valuing the securities as their value will affect the investment manager’s compensation. Valuations of the securities may be subjective and could prove in hindsight to have been wrong, and at times by significant amounts. The Portfolio will establish a committee approved by the Board of Directors of the Portfolio to oversee the valuation of the Fund’s investments (the “Fair Value Pricing Committee”), which will be comprised of at least one

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member of the Board of Directors as well as various officers and representatives of the Portfolio’s service providers. The members of the Fair Value Pricing Committee may face conflicts of interest in overseeing the valuation of the Portfolio’s investments, as the value of the Portfolio’s investments will affect the Investment Advisor’s compensation. Although prior to investing in any Underlying Fund, the Investment Advisor will conduct a due diligence review of the valuation methodology utilized by such investment fund, no assurances can be given that the Investment Advisor will be given access to necessary aspects of the Underlying Fund’s systems, that such due diligence review will ascertain whether accurate valuations will be provided by such Underlying Funds to the Investment Advisor, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. Moreover, neither the Fair Value Pricing Committee nor the Investment Advisor will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by investment managers. In addition, the net asset values or other valuation information received by the Fair Value Pricing Committee from an Underlying Fund are typically estimated, and may be subject to later adjustment or revision by the Underlying Fund. Any such adjustment or revision will result in either an increase or decrease in the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment.

If an investment manager’s valuations are consistently delayed or inaccurate, the Investment Advisor will consider whether the Underlying Fund continues to be an appropriate investment for the Fund. However, the Investment Advisor may elect in its sole discretion to have the Fund retain its investment in the Underlying Fund. The investment manager’s information could be inaccurate due to fraudulent activity, misevaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Investment Advisor elects to cause the Fund to redeem or sell its interests in such an Underlying Fund, the Fund may be unable to redeem or sell interests in such an Underlying Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the investment manager’s valuation, and the Fair Value Pricing Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by investment managers could have a material adverse effect on the Fund if the investment manager’s, the Investment Advisor’s or the Fund’s judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Market Risks. The profitability of a significant portion of the Portfolio’s investment program will depend to a great extent on the correct assessment of the future course of price movements of securities and other instruments. There can be no assurance that managers of the Underlying Funds will be able to accurately predict these price movements.

Small Cap Securities. The Underlying Funds may invest in companies with modest capitalization. While small companies can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk, potential price volatility and trading costs. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations.

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Leverage; Borrowing. The Underlying Funds are authorized to borrow money to meet repurchase requests and for cash management purposes. While borrowings are outstanding for these purposes, the Underlying Funds will be permitted to reinvest the proceeds of the sale of securities or new sales of Units and, thus, may employ leverage. To the extent that the Underlying Funds use leverage, the value of their net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If an Underlying Fund’s investments decline in value, the loss will be magnified if the Underlying Fund has borrowed money to make its investment. In addition, an Underlying Fund’s performance may be adversely affected if it is not able to repay borrowings or if it is forced to sell investments at disadvantageous times in order to repay borrowings.

Hedging Strategies. The Underlying Funds may engage in short sales, the use of derivatives, trading in index futures and index options, and the use of leverage and other strategies from time to time in order to “hedge” or offset investment risk. Successful use of these instruments depends on the manager of the Underlying Fund’s ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. In adverse circumstances the use of derivatives may result in sudden and severe losses to the Underlying Funds employing these strategies.

Foreign Investments. An Underlying Fund may invest in foreign securities that are generally denominated in foreign currencies, and American Depository Receipts (“ADRs”) traded on U.S. securities exchanges. Such investing involves certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include fluctuation in exchange rates of foreign currencies, less public information about issuers of securities, less governmental supervision of foreign issuers, lack of uniform accounting, auditing and financial reporting standards, the possible expropriation of assets or confiscatory taxation by a host government, the possible imposition of foreign taxes, and political risks associated with the countries in which foreign issuers are located.

Restricted Securities. An Underlying Fund may invest in restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of similar securities that are publicly traded. No assurance can be given that any such restricted securities will be eligible for resale or otherwise to be traded on a public market even if a public market for the securities were to develop.

Performance Fees. Most of the Underlying Funds will pay a performance based fee. In certain cases, managers may be paid a fee based on appreciation during the specific measuring period without taking into account losses occurring in prior measuring periods, although the Investment Manager anticipates that managers who charge such fees will take into account prior losses.

These fee arrangements may create an incentive for such managers to make investments that are riskier or more speculative than if a performance based fee were not paid.

Portfolio Turnover. The Underlying Funds are expected to have higher portfolio turnover than many other investment funds. The Underlying Funds will incur brokerage commissions and other transaction costs that generally will be higher than those incurred by investment funds with lower portfolio turnover rates. In addition, a high portfolio turnover will result in special tax considerations. See “Taxes” in the Fund’s Statement of Additional Information.

For additional information regarding Risk Factors, please see the Fund’s Statement of Additional Information.

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INVESTMENT RESTRICTIONS

The Fund has adopted certain non-fundamental investment restrictions, which cannot be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote, at an annual or a special meeting of the security holders of the Fund duly called, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or of (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. As a matter of fundamental policy, the Fund may not:

1.
invest more than 15% of its net assets in any one security, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

2.
invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Fund’s investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

3.
issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Fund will not issue senior securities representing indebtedness, except that: (a) the Fund may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of “senior securities” representing indebtedness, and (b) the Fund may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Shares.

4.
underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of portfolio securities received pursuant to an “in kind” distribution.

5.	make loans of money or securities to other persons, except through purchasing fixed-income securities or entering into repurchase agreements in a manner consistent with the Fund’s investment policies.

6.
purchase or sell commodities or commodity contracts; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell commodities or commodity contracts through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

7.
purchase or sell real estate or interests therein; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell real estate or interests therein through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund. As a matter of fundamental policy, the Portfolio may not:

1.	invest more than 15% of its net assets in any one Underlying Fund.
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2.
invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Portfolio’s investments in Underlying Funds.

3.
issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Portfolio will not issue senior securities representing indebtedness, except that: (a) the Portfolio may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of “senior securities” representing indebtedness, and (b) the Portfolio may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Units.

4.	underwrite securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

5.
make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio’s investment policies.

6.
purchase or sell commodities or commodity contracts, except, subject to the Investment Advisor’s registration with the CFTC, that it may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts; however, this restriction shall not apply to Portfolio to the extent that it may purchase or sell commodities or commodity contracts through Underlying Funds.

7.
purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein; however, this restriction shall not apply to the Portfolio to the extent that it may purchase or sell real estate or interests therein through Underlying Funds.

THE OFFERING - SHARES OF THE FUND

The Fund is offering $100,000,000 of Shares through brokers, dealers and certain financial institutions that have entered into selling agreements with the Fund (“Selling Agents”). See “Plan of Distribution” in the SAI. The minimum initial investment in the Fund by any investor is $25,000. The Fund may accept orders for any lesser amount. The purchase price for Shares sold on the initial closing date will be $10 per Share and thereafter the purchase price for Shares will be based on the net asset value per Share as of the date such Shares are purchased.

Subsequent to the initial public offering of the Fund, Shares will generally be offered for purchase as of the first day of each calendar month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Each initial or subsequent purchase of Shares will be payable in one installment which will generally be due prior to the proposed acceptance of the purchase. A prospective investor must submit a completed investor certification before the acceptance date set by the Fund. The Fund reserves the right, in its sole discretion, to reject any subscription to purchase Shares in the Fund at any time. Although the Fund may, in its sole discretion, elect to except a subscription prior to receipt of cleared funds, an investor will not become a Shareholder until cleared funds have been received.

19

Pending the closing of the initial public offering or any subsequent offering, funds received from prospective investors will be placed in an interest bearing account with the Fund. On the date of any closing, the balance in the account with respect to each investor whose investment is accepted, including any interest earned by such investor, will be invested in the Fund on behalf of such investor.

In connection with the sale of Shares, the Investment Advisor (or one of its affiliates) may make one-time payments from its own resources to the Fund or Selling Agents of up to 1% of the value of the Shares sold by them. In addition, the Investment Advisor (or one of its affiliates) may make ongoing payments to Selling Agents from its own resources in an amount up to 1% per annum of the aggregate value of the Shares held by Shareholders that are customers of those Selling Agents (less the amount of any investor servicing fees paid to them by the Fund). These payments will not be an obligation of the Fund or the Shareholders.

INVESTOR QUALIFICATIONS

Each prospective investor in the Fund will be required to certify that it is a U.S. person for federal income tax purposes and a “qualified client” within the meaning of Rule 205-3 under the Advisers Act. A “qualified client” is, among other categories, (i) a natural person or company (other than an investment company) that represents that it has a net worth (together, in the case of a natural person, with assets held jointly with a spouse) of more than $1,500,000; (ii) a person who has at least $750,000 under the Investment Advisor’s or its affiliates’ management, including any amount invested in the Fund; (iii) a person who is a “qualified purchaser” as defined by the Investment Company Act and the rules thereunder; and (iv) certain knowledgeable employees who participate in the Investment Advisor’s activities. Investors who meet such qualifications are referred to in this Prospectus at “Eligible Investors.” The qualifications required to invest in the Fund will appear in an investor certification that mush be completed by each prospective investor. The investor certification is contained in Appendix A of this Prospectus. Existing Shareholders who wish to purchase additional Shares will be required to qualify as “Eligible Investors” and to complete an additional investor certification prior to the additional purchase.

RESTRICTIONS ON TRANSFERS

With very limited exceptions, Shares are not transferable. Shareholders will have no right to require the Fund to permit a transfer of their Shares. See “Redemptions, Repurchases of Shares and Transfers” in the SAI.

REDEMPTIONS AND REPURCHASES OF SHARES

No Right of Redemption. No Shareholder or other person holding a Share will have the right to require the Fund to redeem that Share or portion thereof. There is no public market for Shares, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below and more fully in the Statement of Additional Information.

Repurchases of Shares. The Board of Trustees may, from time to time and in their sole discretion, cause the Fund to offer to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at times and on terms and conditions as they establish. However, because all or substantially all of the Fund’s assets will be invested in the Portfolio, the Fund will generally find it necessary to liquidate a portion of its Portfolio Units in order to satisfy repurchase requests. Because Portfolio Units may not be transferred, the Fund may withdraw a portion of its Portfolio Units only

20

pursuant to repurchase offers by the Portfolio. Therefore, the Fund does not expect to conduct a repurchase offer for Shares unless the Portfolio contemporaneously conducts a repurchase offer for Portfolio Units. In determining whether the Fund should offer to repurchase Shares, the Board of Trustees will consider the recommendation of the Investment Advisor. The Investment Advisor expects that it will not recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders prior to December 31, 2006. THE FIRST DATE THAT SHARES WILL BE ELIGIBLE FOR REPURCHASE BY THE FUND, REGARDLESS OF WHEN THE SHARES WERE PURCHASED, WILL BE ON DECEMBER 31, 2006.  Thereafter, the Investment Advisor expects that generally it will recommend to the Board that the Fund offer to repurchase Shares from Shareholders four times each year, effective March 31, June 30, September 30 and December 31. The Board of Trustees will recommend the repurchase of Shares from Shareholders of the Fund only if the Portfolio makes an offer to repurchase. The Fund does not expect to make a repurchase offer that is larger than the portion of the Portfolio’s corresponding repurchase offer expected to be available for acceptance by the Fund. Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Portfolio’s repurchase offers.

Subject to the considerations described above, the aggregate value of Shares to be repurchased at any time will be determined by the Board of Trustees in its sole discretion, and such amount may be a percentage of the value of the Fund’s outstanding Shares. Therefore, the Fund may determine not to conduct a repurchase offer at a time that the Portfolio conducts a repurchase offer. The Fund may also elect to repurchase less than the full amount that a Shareholder requests to be repurchased. If a repurchase offer is oversubscribed by a Shareholder, the Fund will repurchase only a pro rate portion of the Shares tendered by each Shareholder.

As discussed above, in determining whether the Portfolio should offer to repurchase Units from its members pursuant to written requests, the Portfolio Board of Directors will consider the recommendation of the Investment Advisor. The Portfolio Board of Directors or the Board also will consider the following factors, among others, in determining whether to repurchase Units or Shares, as applicable, and the amount of Units or Shares to be repurchased:

•	Whether any Shareholders of the applicable Fund have requested to tender shares in such Fund or portions thereof to the Fund;

•	The liquidity and working capital requirements of the applicable Fund;

•	The relative economies of scale of the repurchase requests with respect to the size of the applicable Fund;

•	The past practice of the applicable Fund in repurchasing shares in such Fund;

•	The condition of the securities markets and the economy generally, as well as political, national or international developments or current affairs;

•	The anticipated tax consequence of any proposed repurchases of interests in the applicable Fund; and

•
In the case of the Portfolio Board of Directors, the Portfolio’s investment plans, the liquidity of its assets (including fees and costs associated with withdrawing from Underlying Funds and/or disposing of assets allocated to Subadvisers), and the availability of information as to the value of its interests in Underlying Funds.

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NET ASSET VALUATION

The Fund will repurchase Shares or portions thereof from Shareholders pursuant to written tenders (received by the Board at least thirty (35) days prior to the applicable repurchase date) on terms and conditions that the Board determines to be fair to the Fund and to all Shareholders or persons holding Shares acquired from Shareholders, or to one or more classes of Shareholders, as applicable. THE FIRST DATE THAT SHARES WILL BE ELIGIBLE FOR REPURCHASE BY THE FUND, REGARDLESS OF WHEN THE SHARES WERE PURCHASED, WILL BE ON DECEMBER 31, 2006. The value of a Shareholder’s Share (or the portion thereof) that is being repurchased is equal to the value of the Share as of the Valuation Date (as defined below), after giving effect to all allocations that are made as of such date. When the Board determines that the Fund shall repurchase Shares or portions thereof, notice will be provided to Shareholders describing the terms thereof, containing information Shareholders should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate. Shareholders who are deciding whether to tender their Shares or portions thereof during the period that a repurchase offer is open may ascertain the approximate net asset value of their Shares by contacting the Investment Advisor prior to the date upon which such Shareholder must decide whether to participate in the repurchase opportunity. Under the repurchase procedures described below, Shareholders will have to decide whether to tender their Shares for repurchase without the benefit of having current information regarding the value of the Shares as of a date proximate to the Valuation Date. In addition, there will be a substantial period of time between the date as of which Shareholders must tender their Shares and the date they can expect to receive payment for their Shares from the Fund.

Repurchases of Shares or portions thereof from Shareholders by the Fund may be made at the discretion of the Fund, and may be paid in cash or by the distribution of securities in-kind or partly in cash and partly in-kind. However, the Fund does not expect to distribute securities in-kind except in the unlikely event that making a cash payment would result in a material adverse effect on the Fund or on Shareholders not tendering Shares for repurchase. Repurchases will be effective after receipt and acceptance by the Fund of all eligible written tenders of Shares or portions thereof from Shareholders. Any in-kind distribution of securities may consist of marketable or non-marketable securities (valued in accordance with the Declaration of Trust), which will be distributed to all tendering Shareholders on a PRO RATA basis. The Fund does not impose any charges in connection with repurchases of Shares or portions thereof.

Due to liquidity restraints associated with the Portfolio’s investments in Underlying Funds and the fact that the Fund may have to effect withdrawals from the Portfolio to pay for Shares being repurchased, each Fund presently expects to employ the following repurchase procedures:

(a)
Shareholders choosing to tender Shares (or portions thereof) for repurchase must do so by the date specified in the notice describing the terms of the offer (the “Expiration Date”) which generally will be thirty-five (35) days before the date as of which Shares are to be repurchased. The Shares (or portions thereof) will be valued as of the date on which Shares are to be repurchased (the “Valuation Date”), which is generally expected to be either March 31, June 30, September 30 or December 31;

(b)
Promptly after the Expiration Date, the Fund will give to each Shareholder whose Shares (or portions thereof) have been accepted for repurchase a promissory note (the “Promissory Note”) entitling the Shareholder to be paid an amount equal to the value, determined as of the Valuation Date, of the repurchased Share (or portions thereof). The determination of the value

22

of Shares as of the Valuation Date is subject to adjustment based upon the results of the next annual audit of the Fund’s financial statements.

(c)	The Promissory Note, which will be non-interest bearing and non-transferable, is expected to contain terms providing for payment at two separate times.

The first payment (the “Initial Payment”) will be in an amount equal to at least 90% of the estimated value of the repurchased Shares (or portions thereof), determined as of the Valuation Date. The Initial Payment will be made as of the later of (a) within 30 days after the Valuation Date, or (b) if the Fund has requested withdrawals of its capital from any Underlying Funds in order to fund the repurchase of Shares, within 10 business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Underlying Funds.

The second and final payment (the “Contingent Payment”) is expected to be in an amount equal to the excess, if any, of (a) the value of the repurchased Shares (or portions thereof), determined as of the Valuation Date and based upon the results of the annual audit of the Fund’s financial statements for the year in which the Valuation Date falls, over (b) the Initial Payment. It is anticipated that the annual audit of the Fund’s financial statements will be completed within 60 days after the end of each fiscal year of the Fund and that the Contingent Payment will be made promptly after the completion of the audit.

(d)
Although the amounts required to be paid by the Fund under the Promissory Note will generally be paid in cash, the Fund may under certain limited circumstances noted above pay all or a portion of the amounts due by the in-kind distribution of marketable or non-marketable securities.

The foregoing procedures may be amended by the Board from time to time and will be effective upon notification to the Shareholders.

Repurchases of Shares by the Fund are subject to certain regulatory requirements imposed by SEC rules. The Fund believed that the repurchase procedures described above comply with these requirements. However, if modification of the Fund’s repurchase procedures is deemed necessary to comply with regulatory requirements, the Board will adopt revised procedures designed to provide Shareholders substantially the same liquidity for Shares as would be available under the procedures described above.

ORGANIZATION AND DESCRIPTION OF SHARES

The Fund is a series of PARADIGM Funds Trust. PARADIGM Funds Trust is organized as a statutory trust established under Delaware law pursuant to a Declaration of Trust dated October 14, 2005, and is registered under the Investment Company Act. The Trustees of the Fund are responsible for the overall management and supervision of its affairs. The Fund currently has one class of shares of beneficial interest that may be issued in an unlimited number by the Trustees. There are no annual meetings of Shareholders, but special meetings may be held as required by law to elect or remove Trustees and consider certain other matters. Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its Shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its Shareholders. The Fund can withdraw from the Portfolio at any time. Shareholders are entitled to one vote for each full Share held.

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Fractional Shares may be voted proportionately. Each Share participates ratably with all other outstanding Shares in the Fund’s profits and losses and has the redemption rights described above. No conversion or preemptive rights exist in connection with any Shares. All Shares, when duly issued, will be fully paid and nonassessable.

DISTRIBUTIONS

The Fund intends to declare daily and distribute annually substantially all of its net investment income. Net capital gains, if any, will be distributed at least annually.

MANAGEMENT FEE

The Fund will not pay a Management Fee directly to the Investment Advisor. The Fund will pay its proportionate share of the Portfolio’s Management Fee. Pursuant to its Investment Advisory Agreement with the Portfolio, the Investment Advisor is entitled to receive a monthly management fee (the “Management Fee”). The Management Fee is equal to 1/12th of 1.25% of the net asset value of each of the Portfolios Units as of the first day of each calendar month.

For purposes of determining the Management Fee, net assets of the Portfolio will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of net assets as reported by the sponsors of the Underlying Funds. The overall fees payable by the Shareholders, including their proportionate share of the Portfolio’s Management Fee, may be higher than those paid by other registered investment companies but may be lower than those paid by many private investment funds with similar investment policies.

FUND EXPENSES

Organizational and operating expenses of the Fund will be paid by the Fund, and therefore, indirectly by its Shareholders. The Fund will also bear certain ongoing offering costs associated with any periodic offering of Fund interests.

PRIOR PERFORMANCE OF SIMILAR FUND

The table that follows presents prior performance data for PARADIGM Multi Strategy Fund (“PMSF”), a multi-manager, multi-strategy fund of hedge funds which is managed by the Investment Advisor with investment objectives, policies and strategies substantially similar to that of the Portfolio except that PMSF allocates its assets among 44 investment managers and the Portfolio will initially only invest in 25 Underlying Funds. The information presented below is based on actual performance data provided by the Investment Advisor. PMSF IS A LIMITED LIABILITY COMPANY THAT IS TREATED AS A PARTNERSHIP FOR FEDERAL INCOME TAX PURPOSES. PMSF IS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT. AS A NON-REGISTERED ENTITY, PMSF IS NOT SUBJECT TO THE INVESTMENT RESTRICTIONS AND THE REGULATORY REQUIREMENTS OF THE INVESTMENT COMPANY ACT. THE TABLE DOES NOT REFLECT THE INVESTMENT PERFORMANCE OF THE FUND OR THE PORTFOLIO AND SHOULD NOT BE CONSIDERED AS AN INDICATION OF FUTURE PERFORMANCE OF THE FUND OR THE PORTFOLIO OR AS A SUBSTITUTE FOR THE FUND’S OR THE PORTFOLIO’S PERFORMANCE. IN ADDITION, FUTURE INVESTMENTS IN THE FUND AND THE PORTFOLIO WILL BE MADE UNDER DIFFERENT ECONOMIC CONDITIONS AND IN DIFFERENT ECONOMIC CYCLES WHICH WILL RESULT IN DIFFERENCES AMONG THE FUTURE PERFORMANCE OF

24

THE FUND AND THE PORTFOLIO AND THE PAST PERFORMANCE OF PMSF. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

In addition, for comparison purposes, the table set forth below presents past performance data for HFRI Fund of Funds Composite Index (“HFRI Index”). The HFRI Index is a composite of funds selected from the over 1800 fund of funds that are tracked by Hedge Fund Research, Inc. The following sub-indices are components of the HFRI Index:

HFRI Fund of Funds Conservative Index

This index consists of funds that primarily invest in funds that generally (i) engage in more “conservative” strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage and (ii) exhibit a lower historical annual standard deviation than the HFRI Index. A fund in the HFRI Fund of Funds Conservative Index shows generally consistent performance regardless of market conditions.

HFRI Fund of Funds Diversified Index

This index consists of funds that primarily invest in funds that generally (i) invest in a variety of strategies among multiple managers, (ii) have a historical annual return and/or a standard deviation generally similar to the HFRI Index and (iii) demonstrates generally close performance and returns distribution correlation to the HFRI Index. A fund in the HFRI Fund of Funds Diversified Index tends to show minimal loss in down markets while achieving superior returns in up markets.

HFRI Fund of Funds Market Defensive Index

This index consists of funds that primarily invest in funds that generally (i) engage in short-biased strategies such as short selling and managed futures and (ii) show a negative correlation to the general market benchmarks (S&P). A fund in the Fund of Funds Market Defensive Index exhibits higher returns during down markets than during up markets.

HFRI Fund of Funds Strategic Index

This index consists of funds that primarily invest in funds that generally (i) seek superior returns by primarily investing in funds that generally engage in more opportunistic strategies such as Emerging Markets, Sector specific, and Equity Hedge and (ii) exhibit a greater dispersion of returns and higher volatility compared to the HFRI Index. A fund in the HFRI Fund of Funds Strategic Index tends to outperform the HFRI Index in up markets and underperform the index in down markets.

To the extent expense waivers or reimbursements were in effect during the period indicated below, actual returns would have been lower had such expense waivers or reimbursements not been in effect. The performance shown below is net of expenses. The information should not be considered a prediction of the future performance of the Portfolio. The actual performance of the Portfolio may be higher or lower than that shown. Past performance of PMSF is no guarantee of future results of the Portfolio. Paradigm’s accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, may have adversely affected performance.

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PARADIGM’S RETURNS

	PMSF	HFRI Index

1 Year Trailing as of November 2005	3.64%	6.94%
3 Years Trailing as of November 2005	16.44%	26.57%
5 Years Trailing as of November 2005	23.99%	32.34%

PAST PERFORMANCE OF THE INITIAL 25 UNDERLYING FUNDS

The table that follows presents past performance data for each of the twenty-five Underlying Funds that the Investment Advisor initially intends to allocate its assets among. The information presented below is based on actual performance data provided by the Investment Advisor. The information should not be considered a prediction of the future performance of the Portfolio. The actual performance of the Portfolio may be higher or lower than that shown. The performance shown below does not include expenses of the individual Underlying Funds, and if it did, performance returns would have been lower. Past performance of the Underlying Funds is no guarantee of future results of the Portfolio.

Underlying Fund	Fund Inception Date	1 Year Trailing as of November 2005	3 Years Trailing as of November 2005	5 Years Trailing as of November 2005

Maple Leaf Macro	January 2004	2.65%	N/A	N/A
Volatility Fund LLC

Bear Stearns High Grade	October 2003	9.55%	N/A	N/A
Credit LP

Brookville Credit	March 2003	3.98%	N/A	N/A
Opportunities LP

Sonar Parters LP	January 2004	14.58%	N/A	N/A

Eidesis Structured	September 2002	5.77%	170.75%	N/A
Credit Fund

MKP Opportunity LP	August 2001	3.06%	15.04%	N/A

Osprey Opportunity	October 2000	4.28%	22.18%	65.86%
Fund, LP

Providence MBS	March 2004	2.87%	N/A	N/A
Opportunities Fund,
L.P.

SRS Strategic	May 2002	0.10%	24.92%	N/A
Opportunities LP

Vicis Fund	August 2001	5.22%	32.99%	N/A
26

Underlying Fund	Fund Inception Date	1 Year Trailing as of November 2005	3 Years Trailing as of November 2005	5 Years Trailing as of November 2005

Banzai Partners LP	October 1998	10.00%	101.63%	130.80%

JL Partners LP	January 1996	5.67%	31.48%	41.55%

Davidson Kempner	June 1994	9.30%	34.84%	50.02%
Partners LP

Venus Arbitrage Fund LP	January 2003	9.23%	N/A	N/A

Litchfield Capital	November 2002	4.70%	73.47%	N/A
Partners, L.P.

DE Shaw Composite	March 2001	20.12%	59.86%	N/A
Fund LLC

Mercury Real Estate	June 2004	27.71%	N/A	N/A
Securities Fund LP

Apex Guotai Junan Greater	May 2004	10.63%	N/A	N/A
China Fund
LLC

Cypress Management	April 1995	10.14%	70.26%	75.96%
LP

Chaparral Capital Partners	November 2002	4.95%	31.38%	N/A
LP

STG Capital Partners,	July 2002	12.19%	32.20%	N/A
LP

Strategic Equity	September 2001	5.45%	27.59%	N/A
Conservative Fund,
L.P.

Structured Servicing	February 1998	7.30%	35.44%	113.65%
Holdings LP

Thruway Partners,	April 1998	18.70%	47.28%	76.69%
L.P.

Ventus LP	November 2001	10.17%	10.77%	N/A
27

The table that follows presents composite past performance data for the 25 Underlying Funds on a gross returns basis.

Time Frame	Return

1 Year Trailing (as of November 2005)	8.77%

3 Years Trailing (as of November 2005)	47.56%

5 Years Trailing (as of November 2005)	N/A

Calendar Year 2001	14.18%

Time Frame	Return

Calendar Year 2002	11.86%

Calendar Year 2003	18.60%

Calendar Year 2004	13.18%

Calendar Year 2005 (as of November 2005)	7.08%

The table that follows presents composite past performance data for the 25 Underlying Funds on a net returns basis. The gross performance above has been recalculated to reflect the deductions of the Fund’s expenses as shown on the Fund’s fee table (see GENERAL DESCRIPTION OF THE FUND: FEES AND EXPENSES).

Time Frame	Return

1 Year Trailing (as of November 2005)	6.89%

3 Years Trailing (as of November 2005)	40.08%

5 Years Trailing (as of November 2005)	N/A

Calendar Year 2001	12.22%

Calendar Year 2002	9.94%

Calendar Year 2003	16.57%

Calendar Year 2004	11.23%

Calendar Year 2005 (as of November 2005)	5.39%
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INDEMNIFICATION

The Fund has agreed to indemnify and hold harmless the Investment Advisor and each of its directors, managing members and officers, and each person, if any, who controls the Investment Advisor, against any loss, etc., based upon an assertion that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund will not indemnify the Investment Advisor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Investment Advisor. The indemnification provisions in the Investment Advisory Agreement will be limited by applicable state and federal laws.

TAXES

The following discussion is only a summary of certain of the tax considerations generally applicable to investments in the Fund and is not intended to provide tax or other financial advice to anyone. Prospective investors should consult their own tax advisers with specific reference to their own situation as it relates to an investment in the Fund.

The Fund will be treated as a corporation for federal income tax purposes. As noted above, the Fund intends to qualify as a regulated investment company eligible for special tax treatment under Subchapter M of the Code. Accordingly, the Fund’s tax reporting to Shareholders will be made on the IRS Form 1099 instead of Schedule K-1. If the Fund qualifies for special tax treatment, it will not be subject to federal income tax on income and gains distributed in a timely manner to its Shareholders. To qualify for the special treatment accorded regulated investment companies and their shareholders, the Fund must satisfy certain diversification and distribution requirements (as described above in “Risk Factors Associated With the Fund — Tax Liability and Borrowings”). The Fund intends to diversify its holdings so that at the end of each fiscal quarter, the Fund meets the diversification requirements. To satisfy the distribution requirements, the Fund intends to distribute with respect to each taxable year substantially all of its net investment income, net tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. Income dividends and short-term capital gain distributions are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as ordinary income. Long-term capital gain distributions from the Fund are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as long-term capital gains regardless of how long a Shareholder has owned Shares of the Fund. Distributions are taxable to a Shareholder of the Fund (unless such Shareholder is not subject to tax on its income) even if they are paid from income or gains earned by the Fund prior to the Shareholder’s investment (and thus were included in the price paid by the Shareholder). Dividends and capital gain distributions will automatically be reinvested in additional Shares of the Fund on the record date thereof unless a Shareholder has elected to receive cash. Distributions are taxable as described above regardless of whether they are distributed in cash or additional Shares. An investment in the Fund may in some circumstances result in liability for Federal alternative minimum tax for Shareholders. Based on the Fund’s structure, it is not anticipated that distributions to Shareholders will constitute unrelated business taxable income (“UBTI”).

From time to time the Fund may offer to repurchase Shares. A Shareholder who tenders all Shares held, or Shares considered to be held under certain attribution rules of the Code, will be treated as having sold its Shares and generally will realize a capital gain or loss. If a Shareholder tenders fewer than all of its Shares, the Shareholder may be treated as having received a taxable dividend upon the

29

tender of its Shares. In this case, there is a remote risk that non-tendering Shareholders will be treated as having received taxable distributions from the Fund. Likewise, if the Fund redeems some but not all of the Shares held by a Shareholder and the Shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that the non-redeeming Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of its investments to meet such tenders of Shares, the Fund will be required to make additional distributions to its Shareholders.

The Fund’s transfer agent will send each Shareholder and the Internal Revenue Service (the “IRS”) an annual statement detailing federal tax information, including information about dividends and distributions paid to the Shareholder during the preceding year. This information will be based on information then available to the Fund, but could be revised based upon additional or revised information that subsequently becomes available to the Fund. If the Fund revises annual tax statements sent to its Shareholders, Shareholders may be required to amend their tax returns to reflect the revised information.

The foregoing discussion summarizes certain U.S. federal income tax considerations for general information only. Before investing, prospective investors should consult their own tax advisers regarding the specific federal tax consequences of an investment in the Fund, as well as the effects of state, local and foreign tax law and proposed law changes.

ERISA PLANS AND OTHER TAX QUALIFIED PLANS

Investors subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other tax-qualified plans, including individual retirement accounts (“IRAs”), Keogh plans and other plans subject to the Code’s prohibited transaction rules may purchase Shares in the Fund. Because the Fund is registered as an investment company under the Investment Company Act, the underlying assets of the Fund should not be considered to be “plan assets” of any plan investing in the Fund for purposes of ERISA’s fiduciary duties or the prohibited transaction provisions under either the Code or ERISA. Accordingly, neither the Investment Advisor nor any of its affiliates will be fiduciaries with respect to the plans investing in the Fund based solely on the Investment Advisor’s management of the Fund’s assets. Nevertheless, investment in the Fund by an ERISA plan or a tax-qualified plan requires special consideration. Trustees and administrators of such entities are urged to review carefully the ERISA Considerations section of the Statement of Additional Information.

PERIODIC REPORTS

The Fund will provide quarterly unaudited and annual audited statements. Because the Underlying Funds may not provide annual reports to the Portfolio on a timely basis, the Fund’s annual audited report may be delayed and the Shareholders may need to seek extensions of the deadline to file their tax returns.

CUSTODIAN AND DIVIDEND PAYING AGENT

J.P. Morgan Trust Company, N.A. (the “Custodian”) serves as the primary custodian of the Fund’s and the Portfolio’s assets, and may maintain custody of the Fund’s and the Portfolio’s assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Advisor. Assets of the Fund and the Portfolio are not held by the Investment Advisor or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus

30

customer account of such custodian. The Custodian’s principal business address is 2220 Chemsearch Blvd., Suite 150, Irving, Texas 75062.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young, LLP serves as the independent registered public accounting firm of the Fund. Its principal business address is 5 Times Square, New York, New York 10036-6530.

LEGAL COUNSEL

Thacher Proffitt & Wood LLP acts as legal counsel to the Fund. Its principal business address is Two World Financial Center, New York, New York 10281.

ADMINISTRATOR AND TRANSFER AGENT

BISYS Fund Services Ohio, Inc. (the “Administrator”) a Delaware corporation, serves as the administrator and transfer agent for the Fund and the Portfolio. The Administrator provides general administration related services, including those relating to valuation of the Fund’s and the Portfolio’s assets. The Administrator is located at 3435 Stelzer Road, Columbus, Ohio 43219.

ADDITIONAL INFORMATION

This Prospectus does not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations and at the SEC’s website (www.sec.gov) for no charge.

Statements contained in this Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

More detailed information about the Fund is available in the SAI which is available at no additional charge and may be obtained by calling: (212) 271-3388 or writing: PARADIGM Funds Trust, 650 Fifth Avenue, 17th Floor, New York, New York 10019.

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MULTI STRATEGY FUND I, LLC
ADVISER SERIES	THE BEST ALTERNATIVE

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON December 28, 2005

SECURITIES ACT FILE NO. 333-128613 INVESTMENT COMPANY ACT FILE NO. 811-21811

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO. 3	☒
POST-EFFECTIVE AMENDMENT NO.	☐

AND/OR

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 3	☒

PARADIGM MULTI STRATEGY FUND I, LLC ADVISER SERIES
(Exact name of Registrant as specified in charter)

650 Fifth Avenue, 17th Floor New York, NY 10019
(Address of Principal Executive Offices)

Registrants Telephone Number, including Area Code: (212) 271-3388

Louis J. Hanna
Trustee
PARADIGM FUNDS TRUST
650 Fifth Avenue, 17th Floor
New York, NY 10019

(Name and address of agent for service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	PROPOSED MAXIMUM AGGREGATE OFFERING PRICE (1) $300,000,000	AMOUNT OF REGISTRATION FEE (2) (3) $35,310

(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457 under the Securities Act of 1933.
(2) Transmitted Prior to Filing.
(3) $35,310 was paid in connection with the initial filing of this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

LOUIS J. HANNA TRUSTEE PARADIGM FUNDS TRUST 650 FIFTH AVENUE, 17TH FLOOR NEW YORK, NY 10019	STEVEN R. HOWARD, ESQ. THACHER PROFFITT & WOOD LLP TWO WORLD FINANCIAL CENTER NEW YORK, NY 10281

DATED JANUARY 3, 2006

PROSPECTUS

PARADIGM ADVISER SERIES,
A SERIES OF PARADIGM FUNDS TRUST, A DELAWARE STATUTORY TRUST

UNITS OF BENEFICIAL INTEREST

PARADIGM Adviser Series (the “Fund”) is a series of PARADIGM Funds Trust, a newly formed Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund’s investment objective is to generate long-terms capital appreciation with lower volatility than the broad equity markets. The Fund intends to achieve its objective by investing all or substantially all of its assets in PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”), a recently formed Delaware limited liability company registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Portfolio has the same investment objective as the Fund. The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio will invest in approximately 25 to 35 investment funds (the “Underlying Funds”), typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The actual number of Underlying Funds may vary and may change materially over time as determined by the Investment Advisor (as defined below) in its sole discretion.

Allocation of assets among a professionally selected cross-section of hedge funds that invest in a variety of financial markets and utilize a broad range or alternative investment strategies has the potential to reduce the volatility of investment returns from that which might be associated with a direct investment with any single investment manager.

Unregistered investment funds typically provide greater flexibility than traditional investment funds (i.e. registered investment companies) as to the type of securities that may be owned, the types of trading strategies that may be employed, and, in some cases, the amount of leverage that may be used. The Underlying Funds utilized by the Portfolio may invest and trade in a wide range of securities, financial instruments and markets and may pursue a variety of investment strategies. These investments may include, but are not limited to, U.S. and foreign equity and fixed income securities. The investment programs of the Underlying Funds may also involve the use of a variety of sophisticated investment techniques for both hedging and non-hedging purposes, including: short sales of securities; use of leverage; and transactions in derivative securities and other financial instruments such as swaps, stock options, index options, future contracts and options on futures.

The flexibility of the Underlying Funds in implementing alternative investment strategies combined with the diversification of the Portfolio’s assets among 25 to 35 different Underlying Funds may result in lower volatility as opposed to investing with a single investment manger. Ultimately, the reduction in volatility in the Portfolio’s investments will allow the Portfolio to achieve its investment objective of long-term capital appreciation while preserving the capital of the investments in the Fund.

The Fund cannot guarantee that its investment objective will be achieved or that the Portfolio’s design and risk monitoring strategies will be successful. Investing in the Fund involves a high degree of risk. See “RISK FACTORS.”

This prospectus (the “Prospectus”) applies to the offering of units of the Fund (“Shares”). The Shares will be offered during an initial public offering period and thereafter will generally be offered as of the first day of each calendar month, in each case subject to any applicable sales charge and other fees, as described herein. No person who is admitted as a member of the Fund (“Shareholder”) will have the right to require the Fund to redeem its Shares. The board of trustees of PARADIGM Funds Trust (the “Board of Trustees”) may, from time to time and in their sole discretion, cause the Fund to offer to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at times and on terms and conditions as the Board of Trustees establish. The Fund does not anticipate offering to repurchase Shares from Shareholders prior to December 31, 2006. See “REDEMPTIONS AND REPURCHASES OF SHARES.” The information in this Prospectus is not complete and may be changed. The Fund will not sell Shares until the registration statement filed with the U.S. Securities and Exchange Commission (the “SEC”) is effective. This Prospectus is not an offer to sell the Shares and is not soliciting an offer to buy the Shares in any state or jurisdiction where offer or sale is not permitted.

If you purchase Shares in the Fund, you will become bound by the terms and conditions of the Agreement and Declaration of Trust of the Fund (the “Trust Agreement”). A copy of the Trust Agreement is attached as Appendix B to this Prospectus.

The Fund is designed for fee-based financial advisors, registered investment advisors, financial intermediaries and independent financial planners allocating through “wrap-fee” programs and mutual fund platforms. Investments in the Fund may be made only by “Eligible Investors” as defined herein. See “INVESTOR QUALIFICATIONS.”

The Shares will not be listed on any securities exchange and it is not anticipated that a secondary market for the Shares will develop. The Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Trust Agreement. Although the Fund may offer to repurchase Shares from time to time, Shares will not be redeemable at a Shareholder’s option nor will they be exchangeable for Shares or units of any other fund. As a result, an investor may not be able to sell or otherwise liquidate his or her Shares. Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment and for whom an investment in the Fund does not constitute a complete investment program.

This Prospectus concisely provides information that you should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s statement of additional information (the “SAI”), dated January 3, 2006, has been filed with the SEC. You can request a copy of the SAI without charge by writing to the Fund, 650 Fifth Avenue, 17th Floor, New York, NY 10019, or by calling the Fund at (212) 271-3388. The SAI is incorporated by reference into this Prospectus in its entirety. The table of contents of the SAI appears on page (i) of this Prospectus. You can obtain the SAI, and other information about the Fund, on the SEC’s website (http://www.sec.gov). The address of the SEC’s internet site is provided solely for the information of prospective investors and is not intended to be an active link.

Total

Offering Amount (1)	$100,000,000
Sales Load (2)	None
Proceeds to the Fund (3)	$100,000,000

1.             The closing date for the purchase of Shares in the initial public offering is on or about January 3, 2006, (or such earlier or later date as the Board of Directors of the Portfolio may determine). The Shares are being offered through financial institutions and intermediaries such as broker-dealers, investment counselors, registered investment advisors, mutual fund/hedge fund supermarkets, insurance companies, banks and savings and loans that have entered into selling agreements with the Portfolio. The Fund will sell Shares only to investors who certify that they are “Eligible Investors.” See “INVESTOR QUALIFICATIONS.” The minimum initial investment in the Fund by any investor is $25,000. However, the Fund, in its sole discretion, may accept investments below this minimum. Pending the closing of the initial public offering or any subsequent offering, funds received from prospective investors will be invested in high quality, short-term securities or placed in an interest-bearing account. On the date of any closing, the funds with respect to each investor whose investment is accepted, including any interest earned by such investor, will be invested in the Fund on behalf of such investor. See “THE OFFERING – SHARES OF THE FUND.”

2.             The Portfolio, or its affiliates may pay from their own resources compensation to brokers or dealers in connection with the sale and distribution of the Shares or the servicing of investors. The Fund may pay compensation to intermediaries for the purpose of promoting the sale of the shares of the Fund, maintaining balances of Fund Shares, and/or for sub-accounting, administrative, or shareholder processing services. Such payments will be made quarterly. The amount of these payments is determined from time to time by PARADIGM Funds Trust and may be different for different intermediaries.

3.             Assumes sale of the entire offering amount.

Neither the SEC nor any state securities commission has determined whether this Prospectus is truthful or complete, nor have they made, nor will they make, any determination as to whether anyone should buy these securities. Any representation to the contrary is a criminal offense.

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisors as to legal, tax, financial, or other matters relevant to the suitability of an investment in the Fund

You should rely only on the information contained in this Prospectus and the SAI. The Fund has not authorized anyone to provide you with different information. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus.

The date of this Prospectus is January 3, 2006.

PARADIGM ADVISER SERIES

UNITS OF BENEFICIAL INTEREST

$100,000,000

GENERAL DESCRIPTION OF THE FUND

PARADIGM Adviser Series (the “Fund”) is a series of PARADIGM Funds Trust, a newly-formed Delaware statutory trust that is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). This prospectus applies to the offering of units in the Fund (“Shares”). The Fund’s Shares are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

The Fund is designed for fee-based financial advisors, registered investment advisors, financial intermediaries and independent financial planners allocating through “wrap-fee” programs and mutual fund platforms.

The Fund generally invests all of its assets in PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”), under a master/feeder structure. Units of beneficial interest of the Portfolio are herein referred to as “Units.” In addition, and as described more fully below in “Risk Factors – Tax Liability and Borrowings”, the Fund may periodically make short-term investments in U.S. Government securities.

The Fund’s and the Portfolio’s investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Fund attempts to achieve this objective by investing all or substantially all of its net investable assets in the Portfolio. The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio will invest in approximately 25 to 35 investment funds (the “Underlying Funds”), typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The actual number of Underlying Funds may vary and may change materially over time as determined by the Investment Advisor (as defined below) in its sole discretion.

Allocation of assets among a professionally selected cross-section of hedge funds that invest in a variety of financial markets and utilize a broad range or alternative investment strategies has the potential to reduce the volatility of investment returns from that which might be associated with a direct investment with any single investment manager.

Unregistered investment funds typically provide greater flexibility than traditional investment funds (i.e. registered investment companies) as to the type of securities that may be owned, the types of trading strategies that may be employed, and in some cases, the amount of leverage that may be used. The Underlying Funds utilized by the Portfolio may invest and trade in a wide range of securities, financial instruments and markets and may pursue a variety of investment strategies. These investments may include, but are not limited to, U.S. and foreign equity and fixed income securities. The investment programs of the Underlying Funds may also involve the use of a variety of sophisticated investment techniques for both hedging and non-hedging purposes, including: short sales of securities; use of leverage; and transactions in derivative securities and other financial instruments such as swaps, stock options, index options, future contracts and options on futures.

The flexibility of the Underlying Funds in implementing alternative investment strategies combined with the diversification of the Portfolio’s assets among 25 to 35 different Underlying Funds may result in lower volatility as opposed to investing with a single investment manger. Ultimately, the reduction in volatility in the Portfolio’s investments will allow the Portfolio to achieve its investment objective of long-term capital appreciation while preserving the capital of the investments in the Fund.

USE OF PROCEEDS

The proceeds from the sale of the Shares, not including the amount of any sales charges and the Fund’s fees and expenses, will be invested by the Fund in the Portfolio as soon as practicable after receipt of such proceeds by the Fund. The Fund expects that such proceeds will be invested by the Portfolio in accordance with the Fund’s and the Portfolio’s investment objective and strategies as soon as practicable after receipt of such proceeds by the Portfolio, consistent with market conditions and the availability of suitable investments. Such proceeds will be invested together with any interest earned on the proceeds prior to the closing of the applicable offering. Delays in investing the Portfolio’s assets may occur because certain investment funds selected by the Investment Advisor may provide infrequent opportunities to purchase their securities.

Pending the investment of the proceeds of any offering or any other available funds pursuant to the Fund’s and the Portfolio’s investment objective and strategies, a portion of such amounts, which may include a substantial portion of the proceeds of an offering, may be invested in short-term debt securities or money market funds. In addition, subject to applicable law, each of the Fund or the Portfolio may maintain a portion of its assets in cash or such short-term securities or money market funds to meet operational needs, for temporary defensive purposes or to maintain liquidity. The Fund may be prevented from achieving its objective during any period in which the Portfolio’s assets are not substantially invested in accordance with its principal investment strategies.

FEES AND EXPENSES

The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear, either directly or indirectly through the Fund’s investment in the Portfolio.

Shareholder Transaction Expenses

Sales load (as a percentage of offering price)	None
Unit Repurchase Fees	None
Dividend Reinvestment and Cash Purchase Plan Fees	None
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Annual Expenses (As a Percentage of Net Assets Attributable to Units)(1)

Management Fee(2)	1.25%
Distribution and/or Service (12b-1) Fees	0.25%
Shareholder Servicing Fee	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	2.07%
Underlying Portfolio Expenses(3)	0.33%

Total Annual Fund Operating And Indirect Expenses-Gross	2.40%
Expense Reimbursements	0.65%

Total Annual Expenses-Net(4)	1.75%

(1)
The table summarizes the aggregate expenses of the Fund and the Portfolio and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. The Expense Table is based on estimated annual average net assets of $10,000,000. The annual fees and expenses of the Fund will be capped at 1.75%.

(2)
The Fund does not pay the Portfolio Manager a Management Fee directly, but the Fund’s Shareholders bear an indirect share of this fee through the Fund’s investment in the Portfolio. For its provision of services to the Portfolio, the Investment Advisor receives a monthly Management Fee equal to 1/12th of 1.25% of the net asset value of each of the Portfolio’s Units.

(3)
The Fund’s shareholders indirectly bear the expenses of the Portfolio. The Portfolio’s Investment Advisor has contractually agreed to waive fees and reimburse expenses in order to keep “Total Annual Expenses” of the Portfolio from exceeding 1.75%.

(4)	The annual fees and expenses of the Fund will be capped at 1.75%.

Example: You would pay the following expenses (including a Management Fee) on a $1,000 investment, assuming a 5% annual return:

1 Year	$18
3 Years	$55

The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or lesser than those shown. The Fund’s organizational and offering expenses are not reflected in the example. Moreover, the Fund’s actual rate of return may be greater or lesser than the hypothetical 5% return shown in the example. The dollar amounts could be higher or lower as a result of the Management Fee.

IN ADDITION TO THE DIRECT AND INDIRECT EXPENSES SET FORTH ABOVE, SHAREHOLDERS WILL BEAR AN INDIRECT SHARE OF THE FEES AND EXPENSES FOR EACH OF THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS.

INVESTMENT ADVISOR

PARADIGM Global Advisors, LLC will serve as investment advisor (“Investment Advisor”) to the Fund, and currently serves as Investment Advisor to the Portfolio. Each of the Fund and the Portfolio

3

has entered into an investment advisory agreement with the Investment Advisor (“Investment Advisory Agreement”), under which the Investment Advisor is responsible for formulating a continuing investment program for the Fund and the Portfolio, respectively.

The Investment Advisor is registered as an investment Advisor with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended, as a commodity trading advisor and commodity pool operator under the U.S. Commodity Exchange Act, as amended, and is also a member of the U.S. National Futures Association. The principal business address of the Investment Advisor is 650 Fifth Avenue, 17th Floor, New York, NY 10019.

FUND MANAGER

The Fund and the Portfolio are both managed by the Investment Advisor. The personnel of the Investment Advisor who will initially have primary responsibility for management of the Fund and the Portfolio (the “Management Team”) are:

Dr. James Park is the Chief Executive Officer of the Investment Advisor and directs strategic growth and client relationships for the PARADIGM group of entities. Dr. Park holds a PhD in Financial Economics from Columbia Business School (October 1995); a J.D. from Harvard and Columbia Law Schools (1987); and a B.S. in economics with honors from The Wharton School of Finance, University of Pennsylvania (1984). From 1991 to 1998, Dr. Park was a professor of Finance at Long Island University, where he founded the Center for Financial Markets Research. Dr. Park also taught at Columbia Business School and West Point Military Academy. Dr. Park has authored and presented numerous studies and articles on the investment performance of hedge funds and trading advisors.

Markus Karr is a Managing Director of Asset Allocation of the Investment Advisor and has over ten years investment experience. Mr. Karr received his B.S. in computer science and engineering from Massachusetts Institute of Technology in June 1989, where he concentrated his studies on modeling and simulation design. Mr. Karr was a registered Commodity Trading Advisor from 1995 to 2002.

Stephane Farouze is a Partner of the Investment Advisor where he also heads the Marketing and Structuring Team. Mr. Farouze joined the Investment Advisor in early 2003 as a Managing Director of its Structured Products and Marketing Department. Prior to joining the Investment Advisor, Mr. Farouze was the Global Head of Sales and Structuring for alternative investments at Societe Generale Asset Management alternative department where he grew assets under management from $3.4 billion to just over $15 billion in less than two and a half years. He has launched in excess of 100 capital guaranteed products in Italy, Spain, France, Germany, Hong Kong, Singapore, and Japan. Notably in Spain, Mr. Farouze launched a capital guaranteed mutual fund for Spain’s BSCH that raised $3.7 billion in under three months. Mr. Farouze also launched the first capital guaranteed product built on a fund of hedge funds in Japan sold through Citibank. Before working for Societe Generale Asset Management, Mr. Farouze had spent the previous decade working for firms such as BNP, Commerz Bank, and Smith Barney as a Head of FX Derivatives desk for the Italian market. While at BNP, he developed gas alternative investment products. Mr. Farouze has a Bachelor’s of Arts in finance and economics from San Diego State University.

Nikolay Fedorovskiy is a Senior Research Analyst of the Investment Advisor. Mr. Fedorovskiy received his Ph.D. in mathematics from Moscow State University with high algebra and computer modeling as his majors. Mr. Fedorovskiy has 8 years of experience in practical programming and engineering in Russia’s Institute of Electric Power Research, where he worked on creating programming language for the description of semantic networks. Mr. Fedorovskiy joined the Investment Advisor in 2000 as a

4

senior research analyst and is responsible for development and support of a secure online statistical reporting system for the Investment Advisor’s asset allocation team.

Ronald E. Wilhelm is the Chief Compliance and Risk Management Officer and Director of Operations of the Investment Advisor. Mr. Wilhelm joined the Investment Advisor in December 2005 from EOS Fund Services LLC where he was served from June 2003 as a founding Managing Director and provided third-party global fund management, operations and administration services and compliance oversight to a select group of investment management firms, mutual fund companies, endowments and foundations. He also served as a founding Managing Director of EOS Compliance Services LLC where he provided outsourced compliance programs for and consulting services to registered investment advisers, mutual fund companies, hedge funds and hedge funds of funds with combined assets of $15 billion. In that capacity, Mr. Wilhelm acted as named Chief Compliance Officer to Investure, LLC, a registered investment adviser (with assets under management exceeding $2 billion) operating domestic and offshore hedge funds of funds and private equity funds. From 1998 through May 2003, he managed the operations, compliance oversight, documentation and closing processes for the distressed bank loan trading and sales desk of the Fixed Income Division of Morgan Stanley’s New York office. Mr. Wilhelm was associated with the law firms of Parker Chapin Flattau & Klimpl, LLP in New York from 1994 to 1997 and Jones Day in Paris, France and Cleveland, Ohio from 1986 to 1993. His practice experience primarily included general corporate and business law, mergers and acquisitions, international corporate law, securities law, finance and banking, and compliance and regulatory issues. Mr. Wilhelm attended Brigham Young University where he obtained the degrees of B.A. summa cum laude, French and International Relations in1982; M.A., International Relations in 1983; and J.D. cum laude in 1986.

BOARD OF TRUSTEES

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund. The Board of Directors of the Portfolio (the “Portfolio’s Board of Directors”) has overall responsibility for management and supervision of the operations of the Portfolio. The Fund and the Portfolio have the same board members. The initial Trustees serving on the Board have been elected by the organizational Trustee of the Fund. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve in such capacity, so long as immediately thereafter at least two-thirds (2/3) of the Trustees then serving have been elected by the Shareholders. The Board may call a meeting of Shareholders to fill any vacancy in the position of a Trustee, and will do so within 60 days after any date on which Trustees who were elected by the Shareholders cease to constitute a majority of the Trustees then serving on the Board.

INVESTMENT OBJECTIVE AND GOALS

The Fund’s investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. Rather than invest in securities or Underlying Funds directly, the Fund seeks to achieve its investment objective by using the “master fund/feeder fund” structure. Under that structure, the Fund and other investment companies with the same investment objective invest their assets in another investment company (the Portfolio) having the same investment objective and substantially the same investment policies as the Fund.

The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio will invest in approximately 25 to 35 Underlying Funds managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with

5

the preservation of capital. The actual number of Underlying Funds may vary and may change materially over time as determined by the Investment Advisor in its sole discretion.

The Investment Advisor is not required to follow fixed guidelines with respect to the Underlying Funds selected and the allocation of the Portfolio’s assets. However, so long as such amount is within applicable ownership limitations set forth in the Investment Company Act, the Portfolio’s assets will be allocated in a manner so that no more than 15% of the Portfolio’s net asset value will be invested in any one Underlying Fund. The Investment Advisor may also invest the Portfolio’s assets in cash, U.S. government securities and repurchase agreements.

The investment objectives of the Fund and the Portfolio are non-fundamental. Thus, either the Fund or the Portfolio may change its investment objective without a vote of the Fund’s Shareholders or the Portfolio’s members, respectively. Furthermore, except as otherwise indicated, the Fund’s and the Portfolio’s investment policies and restrictions are not fundamental and may be changed without a vote of the Fund’s Shareholders or the Portfolio’s members, respectively.

THE FUND’S INVESTMENT PROGRAM IS SPECULATIVE AND ENTAILS SUBSTANTIAL RISKS. MARKET RISKS ARE INHERENT IN ALL SECURITIES TO VARYING DEGREES. NO ASSURANCE CAN BE GIVEN THAT THE FUND’S OR THE PORTFOLIO’S INVESTMENT OBJECTIVE WILL BE REALIZED.

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

The Investment Advisor believes that a disciplined due diligence and monitoring process is critical in identifying hedge funds capable of generating the returns required to meet the Fund’s and the Portfolio’s investment objective.

The Investment Advisor intends to allocate the Portfolio’s capital to Underlying Funds that employ a variety of investment strategies, including those that seek to capitalize on inefficiencies and pricing anomalies in securities and other financial instruments. The Investment Advisor will select Underlying Funds that follow other investment strategies if it believes that such investments are consistent with the Fund’s and the Portfolio’s investment objective.

Underlying Funds in which the Portfolio will invest may include limited partnerships, limited liability companies and similar entities managed by a single investment manager. Certain Underlying Funds in which the Portfolio will invest may be registered investment companies, including open-end registered investment companies (commonly referred to as “mutual funds”), closed-end investment companies and unit investment trusts (including “exchange-traded funds”), although it is anticipated that the Underlying Funds generally will not be registered investment companies. The Portfolio’s ability to invest in registered investment companies (including, without limitation, mutual funds, exchanged-trade funds and certain money market funds) will be limited by the Investment Company Act, which provides certain restrictions on the amount of securities of a registered investment company that another registered investment company may acquire. Underlying Funds that are not registered as investment companies under the Investment Company Act typically provide greater flexibility than mutual funds or exchange-traded funds with respect to the types of securities that may be owned, the types of trading strategies employed, and, in some cases, the amount of leverage that can be used. It is the understanding of the Fund and the Portfolio that the Underlying Funds that are not registered under the Investment Company Act are generally relying upon exemptions under Section 3(c)(1) and 3(c)(7) of the Investment Company Act.

6

The investment managers of the initial 25 Underlying Funds are all domestic entities that are either registered or are currently in the process of registering under the Investment Advisors Act of 1940. None of the investment managers of the initial 25 Underlying Funds are affiliated with the Investment Advisor.

The Investment Advisor may invest a portion of the Portfolio’s assets in Underlying Funds, including other “fund of funds,” managed by the Investment Advisor or its affiliates. Such investments will only be made, if at all, upon the Portfolio obtaining any necessary exemptive relief or assurance from the SEC. There can be no assurance that the SEC will issue such an exemptive order or assurance if the Portfolio elects to seek either.

Set forth below are descriptions of certain of the investment strategies utilized by investment managers in the equity long/short, event driven, and relative value trading sectors. Other strategies may be employed as well. There can be no assurance that the investment managers will succeed in any of these strategies.

Equity Long/Short Strategies

Equity long/short hedge funds make long and short equity investments, often based on the investment manager’s assessment of fundamental value compared to market price. It is expected that the investment managers will employ a wide range of styles. For example, investment managers may (i) focus on companies within specific industries; (ii) focus on companies only in certain countries or regions; or (iii) employ a more diversified approach, allocating assets to opportunities across investing styles, industry sectors and geographic regions.

Event Driven Strategies

Event driven strategies seek to identify security price changes resulting from corporate events such as restructurings, mergers, takeovers, spinoffs and other special situations. Corporate event arbitrageurs generally choose their investments based on their perceptions of the likelihood that the event or transaction will occur, the amount of time that the process will take and the perceived ratio of return to risk. Strategies that may be utilized in the event driven sector include merger arbitrate, high yield/distressed securities, and special situations, each of which is described in greater detail below.

Merger Arbitrage.  Merger arbitrageurs seek to capture the price spread between current market prices and the value of securities upon successful completion of a takeover or merger transaction. The availability of spreads reflects the unwillingness of other market participants to take on transaction-based risk, i.e., the risk that the transaction will not be completed and the price of the company being acquired will fall. Merger arbitrageurs evaluate this risk and seek to create portfolios that reduce specific event risk.

High Yield/Distressed Securities. High yield/distressed securities strategies invest in debt or equity securities of firms in or near bankruptcy. Investment managers differ in terms of the level of the capital structure in which they invest, the stage of the restructuring process at which they invest, and the degree to which they become actively involved in negotiating the terms of the restructuring.

Special Situations. Special situations such as spin-offs and corporate reorganizations and restructurings offer additional opportunities for event driven managers. Often these strategies are employed alongside merger arbitrage or distressed investing. An investment manager’s ability to evaluate the effect of the

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impact and timing of the event and to take on the associated event risk is the source of the returns. Investment managers differ in the degree to which they hedge the equity market risk of their portfolios.

Relative Value Strategies

Relative value strategies seek to profit from the mispricing of financial instruments, capturing spreads between related securities that deviate from their fair value or historical norms. Directional and market exposure is generally held to a minimum or completely hedged. Strategies that may be utilized in the relative value sector include convertible arbitrage, equity arbitrage, and fixed-income arbitrage, each of which is described in greater detail below.

Convertible Arbitrage. Convertible bond arbitrage strategies consist of buying convertible bonds and shorting an appropriate number of shares of the issuer’s common stock. The stock short sale is intended to hedge the stock price risk arising from the equity conversion feature of the convertible bond. Due to the bond features of convertibles, credit and interest rate risk may also be hedge.

Equity Arbitrage.  Equity arbitrage strategies try to avoid market direction influences and seek to generate returns primarily from stock selection. Investment managers construct long and short baskets of equity securities they determine to be mispriced relative to each other, typically with similar characteristics. Portfolios are generally designed to exhibit zero or low beta to equity markets. Beta measures the degree to which an asset’s price changes when a reference asset’s price changes. For example, a beta greater than one suggests that for every 1% change in the reference asset’s price, the asset will move greater than 1%.

Fixed-Income Arbitrage. Fixed-income arbitrage strategies seek to exploit pricing anomalies that might exist across fixed-income securities and their related derivatives. Although some fixed-income strategies are based on macroeconomic considerations, the strategies are primarily quantitative in nature, and financial modeling is an integral component. Opportunities in fixed-income instruments to baskets of securities are found when securities deviate from historical relationships or fair value as determined by the investment manager. These relationships can be temporarily distorted by exogenous shocks to fixed-income supply and demand or by structural change in the fixed-income market.

Multi-Strategy.  Multi-strategy investment managers invest across a range of strategies. The investment managers tend to be more opportunistic in targeting specific relative value strategies during differing market environments. In addition, these Investment Managers may have exposure that have traditionally been described as being within the event driven sector, such as merger arbitrage, high yield/distressed securities and other special situations.

OVERVIEW OF THE INVESTMENT PROCESS

The Investment Advisor will employ a dynamic investment process which includes investment manager selection, portfolio design and ongoing risk analysis and monitoring. The Investment Advisor has over 14 years of experience in constructing diversified portfolios by selecting, allocating among, and monitoring absolute return-oriented or “skill-based” investment managers. The Investment Advisor has also developed proprietary computer systems, operating capabilities, proprietary hedge fund indices and “cluster analysis” to assist them in identifying and monitoring underlying hedge fund managers. SYSTEMPASS, a proprietary database in development since 1991 is the backbone of the manager selection and monitoring process. SYSTEMPASS contains approximately 16,500 hedge fund manager track records as well as automated methods for the selection and monitoring or managers.

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The Investment Advisor seeks to identify investment managers to which it may allocate Portfolio assets through investments in Underlying Funds that they manage or as subadvisers. The investment manager selection process includes a review by the Investment Advisor’s team of professionals, which may include representatives of its investment manager selection, risk and quantitative analysis, compliance, tax, legal, finance and operations areas.

The Investment Advisor believes that a systematic due diligence and monitoring process is crucial in the identification and selection of superior investment managers capable of generating the returns required to meet the Portfolio’s objective. The Investment Advisor’s approach to advisor allocation relies on a well-researched, unique theoretical foundation that supports and guides every function within its portfolio management services. The Investment Advisor believes its manager selection process is unique in several important respects. The Investment Advisor has developed a sophisticated and proprietary quantitative analysis methodology that incorporates statistical measurement processes known as HEDGE FUND ALPHA, HEDGE FUND BETA and PARK RATIO, which are all patent pending. In simple terms, this process provides a ranking of the universe of available advisors and/or underlying hedge fund managers that acts as an initial screening. This ranking rewards uniqueness of an advisor’s returns with respect to its peer group (often referred to as “alpha”), thus leading to low inter-advisor correlations. The ranking also normalizes for advisor volatility, which favors those advisors that can provide the highest return for the least risk.

The Investment Advisor screens the universe of available advisors to determine that the advisors selected derive profits by processing information rather than depending upon market direction. The Investment Advisor views the advisors it selects as a distinct asset class because they perform a clearly discernible function (information processing); exhibit unique, definable fundamental characteristics (no reliance on market direction to generate returns); and generate performance that provides evidence of their uniqueness (low or no correlation to the performance of the overall stock or bond markets). By allocating to advisors that fall into this asset class, the Investment Advisor portfolios provide an INFORMATION PROCESSING PREMIUM (similar to a risk or liquidity premium) that does not depend upon market direction.

The Investment Advisor also is unique because it does not rank investment managers based on return and Sharpe ratio. Despite its popularity and widespread use, the Investment Advisor research shows that Sharpe ratio has several flaws that do not contribute to building a superior portfolio. Sharpe ratio is a comparison statistic that compares the performance of two managers at a time. Sharpe ratio and other comparison statistics answer the question, “Which manager is the best?” However, these statistics do not give any insight into the more meaningful question of which combination of managers contribute to an optimal portfolio of managers that outperforms the passive benchmark. The Investment Advisor uses portfolio measurements such as HEDGE FUND ALPHA, HEDGE FUND BETA and PARK RATIO because they have a basis in portfolio theory and have been proven (both statistically and in real-time fund management) to select the managers that contribute to an optimal portfolio.

In making its selections and in addition to the screenings and analyses described above, the Investment Advisor also conducts a rigorous, qualitative due diligence review. Through its extensive interview process, the Investment Advisor evaluates such subjective (or non-quantitative) factors as the character of each potential advisor’s trading method, reputation, overall performance, markets and instruments traded, fee structure, redemption provisions, amount of funds under management and past and current business relationships.

In pursuing the Fund’s allocation strategy, the Investment Advisor recognizes that many of the most successful advisors reach a limit of funds under management beyond which they are unwilling to accept

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new investment and that all successful advisors begin to place more and more limitations on investments as the amount of assets under management increases. The Investment Advisor therefore has established investment positions and relationships with advisors that should enhance the Portfolio’s ability to access advisors that would otherwise limit or restrict investment into their programs.

While the advisor selections ultimately will be made on the basis of the Investment Advisor’s subjective assessments of the available advisors, the Investment Advisor also considers statistical data regarding the degrees of correlation among the advisors’ records. The Investment Advisor will evaluate, on an ongoing basis, the desirability of reallocating the Portfolio’s assets among the advisors, allocating existing or new assets to or among additional advisors and the desirability of retaining additional or replacement advisors based on its evaluation of which available advisors have the best prospects for profitability and other factors. The Investment Advisor will follow no fixed policies in allocating and reallocating the Portfolio’s assets and will in all cases be guided to its subjective judgment.

In determining the relative allocations of capital to each investment manager, the Investment Advisor considers the risk and return characteristics of each of the investment managers, including the average expected volatility of returns, drawdown patterns and liquidity and leverage characteristics. In addition, the Investment Advisor considers how each investment manager’s returns are expected to correlate to the other investment managers in the portfolio. It is expected that allocations will vary significantly over time as returns for different investment managers vary. The Investment Advisor also may adjust allocations from time to time when it deems it appropriate to do so. In addition, it is expected that individual allocations will grow larger or smaller as each investment manager’s performance varies over time.

The identity and number of the investment managers and Underlying Funds may change materially over time. The Investment Advisor may withdraw from or invest in different Underlying Funds without prior notice to or the consent of the Portfolio or the members of the Portfolio, including the Fund and its Shareholders.

The Investment Advisor may invest a substantial portion of the Portfolio’s assets with investment managers who may have limited track records and Underlying Funds with limited operating histories. In such cases, the investment managers or individual members of their management teams generally will have had, in the Investment Advisor’s opinion, significant relevant experience trading in the strategies that such investment managers are expected to utilize. However, the Fund is not able to ensure Shareholders that each of the investment managers, even those with longer track records, will perform as expected or not undertake actions that would not be in the best interest of the Fund or the Shareholders.

POTENTIAL BENEFITS OF INVESTING IN THE FUND

An investment in the Fund enables investors to invest in investment managers whose services generally are not available to the investing public, whose investment funds may be closed from time to time to new investors or who otherwise may place stringent restrictions on the number and type of persons whose money they will manage. An investment in the Fund also enables investors to invest with a number of investment managers without incurring the high minimum investment requirements that investment managers typically would impose on investors.

In addition to benefiting from investment manager’s individual investment strategies, the Fund as a whole should achieve the benefits of exposure to a number of different investment styles and investment

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managers. By investing through multiple investment managers, the Fund may reduce the volatility inherent in a direct investment with a single investment manager.

RISK FACTORS

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Risks Associated With The Fund

Reliance on the Investment Advisor. The likelihood that Shareholders will realize income or gain from investing in the Fund will depend on the investment performance of the Portfolio. The likelihood that the Portfolio will realize income or gain from its investments will depend on the selection and monitoring of Underlying Funds by the Investment Advisor and the acumen and expertise of its primary portfolio manager, the Managing Director of Asset Allocation, Markus Karr. If Mr. Karr were to cease working for the Investment Advisor, the Investment Advisor may not be able to hire a qualified replacement, or may require an extended period of time to do so.

Investment Advisor. The Investment Advisor and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, “Other Accounts”). As a result, the Investment Advisor and Mr. Karr may have conflicts of interest in allocating their time and activity between the management of the Fund and the management of Other Accounts. The Investment Advisor and its staff will devote only so much time to the management of the Fund as in their judgment is necessary and appropriate. In addition, the Investment Advisor may charge the Other Accounts fees that are lower than those charged by the Fund.

Master/Feeder Structure. The Portfolio may accept investments from other investors (including other feeder funds), in addition to the Fund. Because each feeder fund can set its own transaction minimums, feeder-specific expenses, and other conditions, one feeder fund could offer access to the Portfolio on more attractive terms, or could experience better performance, than another feeder fund. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund will have more voting power than the Fund over the operations of the Portfolio. If other feeder funds tender for a significant portion of their shares in a repurchase offer, the assets of the Portfolio will decrease. This could cause the Fund’s expense ratio to increase to the extent contributions to the Portfolio do not offset the cash outflows.

Limited Liquidity For Shareholders. The Fund is a closed-end investment company designed primarily for long-term investors. Units of the Fund will not be traded on any securities exchange or other market. With very limited exceptions, Shares are not transferable and liquidity will be provided only through limited quarterly repurchase offers. Furthermore, such limited liquidity for Fund shareholders will generally be subject to or controlled by decisions made by the Portfolio’s Board of Directors.

Limited Ability to Examine or Verify the Valuations Provided By the Underlying Funds. Generally, the Portfolio, its Investment Advisor and the Administrator will not have sufficient information in order to be able to confirm or review the accuracy of the valuations provided by the investment managers of the Underlying Funds. The investment managers’ information could be inaccurate due to fraudulent activity, misevaluation or inadvertent error. In any case, the Portfolio may not discover errors for a significant period of time. Even if the Investment Advisor elects to cause the

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Portfolio to redeem or sell its interest in such Underlying Fund, the Portfolio may be unable to redeem or sell interests in such Underlying Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the investment manager’s valuations, and the Board of Directors may, in its discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by investment managers could have a material adverse effect on the Portfolio and the Fund if the investment manager’s, the Investment Advisor’s or the Portfolio’s judgments regarding valuations should be incorrect. Persons who are willing to assume such risks should not make an investment in the Fund.

No Operating History. While the Investment Advisor has been in the business of managing fund of funds strategies since 1991, the Fund has no operating history on which you might evaluate its performance. There can be no assurance that the Fund’s investment objective will be realized or that the Fund’s investment strategy will prove successful. No assurance can be given that the Fund’s investments in the Portfolio will generate any income or appreciate in value.

Tax Liability and Borrowings. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify as such, the Fund must, among other things, (a) distribute with respect to each taxable year at least 90% of the sum of the Fund’s taxable net investment income, its net tax-exempt income, and the excess, if any of net short-term capital gains over net long-term capital losses for such year (the “Distribution Test”), and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses ((i) and (ii) together, the “Diversification Test”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed in a timely manner to Shareholders.

The Fund may make short-term investments in U.S. Government securities prior to the end of each fiscal quarter in an amount such that the Fund’s total assets will meet the Diversification Test, and then sell such U.S. Government securities immediately following the end of each such fiscal quarter. The Fund expects that it will enter into a line of credit in order to make the quarterly purchases of U.S. Government securities. The Investment Company Act provides that the value of the investment company’s total indebtedness may not exceed one-third of the value of its total assets, including indebtedness (the “Asset Coverage Requirement”). This borrowing and any other borrowing of the Fund would be subject to the Asset Coverage Requirement. In the event that the asset coverage declines to less than the Asset Coverage Requirement, the Fund may be required to sell a portion of its investments at a time when it may be disadvantageous to do so. Money borrowed under this line of credit will be subject to interest costs that may or may not be recovered by appreciation of or income from the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit, either of which requirements would increase the cost of borrowing over the stated interest rate. In the event that the Fund incurs debt to fund repurchases of Shares, the Asset Coverage Requirement and the foregoing risks would be applicable to such borrowing, except that since the proceeds from the

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borrowing will be used for repurchases of Shares, no securities will be purchased with such proceeds to offset the expenses of the borrowing.

If the Fund fails to qualify as a regulated investment company that is accorded special tax treatment in any taxable year, the Fund will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to Shareholders as ordinary income. If the Fund fails to meet the Diversification Test as of its first fiscal quarter end, the Fund will not be able to qualify at a later date. In addition, if the Fund should fail to meet the Diversification Test as of any other fiscal quarter end, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. The Fund must receive timely and accurate information from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, in order for the Fund to satisfy the Distribution Test. Although the Fund intends to estimate the amount of distributions it needs to make to satisfy the Distribution Test in any taxable year if the Underlying Funds delay providing such information to the Portfolio or provides inaccurate information, the Fund may not satisfy the Distribution Test and thus may fail to qualify as a regulated investment company in that taxable year.

Also, a regulated investment company that qualifies for special tax treatment under the Code but fails to distribute a sufficient amount of its ordinary income and net capital gain income is subject to a 4% excise tax on such undistributed amounts. The Fund generally must receive information on a timely basis from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, to make sufficient distributions to avoid the imposition of this 4% excise tax. Although the Fund intends to estimate the amount of distributions it must made to avoid the excise tax, if the Portfolio delays providing this information to the Fund, or the Underlying Funds delay providing this information to the Portfolio, or if there are differences between the taxable year of the Fund and that of the Portfolio or the Underlying Funds, the Fund may not be able to make distributions sufficient to avoid the imposition of the excise tax.

Risks Associated with the Portfolio

Illiquidity of Portfolio’s Holdings. The Portfolio intends to invest substantially all of its available capital in securities of private investment partnerships. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Portfolio may not be able to resell some of its securities holdings for extended periods, which may be several years.

Investment Advisor. The Investment Advisor and certain of its investment professionals also carry on substantial investment activities for other accounts (collectively, “Other Accounts”). As a result, the Investment Advisor and Mr. Karr may have conflicts of interest in allocating their time and activity between the management of the Portfolio and the management of Other Accounts. The Investment Advisor and its staff will devote only so much time to the management of the Portfolio as in their judgment is necessary and appropriate.

There may be circumstances where the Investment Advisor or the portfolio manager invests a larger percentage of one or more of the Other Accounts’ respective assets than the Portfolio’s assets. The Investment Advisor also may consider participation by its Other Accounts in investment opportunities that the Investment Advisor does not intend to invest, or which are contrary to investments made, on behalf of the Portfolio, or vice versa. In addition, the Investment Advisor may charge the Other Accounts fees that are lower than those the Portfolio charges.

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Underlying Fund Selection and Monitoring. The Investment Advisor employs a detailed analysis for the screening and monitoring of the Underlying Funds so that the Investment Advisor can monitor leverage levels, positions concentration and adherence to stated strategies. However, the Investment Advisor does not have access to nor control over the daily investment holdings of any of the Underlying Funds. As a result, there can be no assurance that the manager of any Underlying Fund will conform its conduct to the Underlying Fund’s stated strategies.

Limited Liquidity For Members. The Portfolio is a closed-end investment company designed primarily for long-term investors. Units of an Underlying Fund will not be traded on any securities exchange or other market. With very limited exceptions, Units are not transferable and liquidity will be provided only through limited quarterly repurchase offers.

Limited Operating History. While the Investment Advisor has been in the business of managing fund of funds strategies since 1991, the Portfolio has no operating history on which you might evaluate its performance. There can be no assurance that the Portfolio’s investment objective will be realized or that the Portfolio’s investment strategy will prove successful. No assurance can be given that the Portfolio’s investment portfolio will generate any income or appreciate in value.

Special Risks of the Portfolio’s Fund of Funds Structure. The Underlying Funds may not be registered as investment companies under the Investment Company Act and, therefore, the Fund and the Portfolio will not have the protections of the Investment Company Act with regard to these investments. Each Underlying Fund will pay any performance-based allocations or fees for which it is obligated irrespective of the performance of the other Underlying Funds and the Portfolio generally. Accordingly, an Underlying Fund with positive performance may be entitled to receive a performance allocation or fee from the Portfolio, and thus indirectly from the Fund and its Shareholders, even if the Fund’s and the Portfolio’s overall investment return is negative.

Risks Associated With The Underlying Funds

Investment Funds not Registered. The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons, and requires that the investment company’s operations be supervised by a board of directors, a majority of whose members are independent of management. The Fund is itself subject to these restrictions. However, the underlying portfolio companies in which the Portfolio invests are not subject to the provisions of the Investment Company Act. In addition, although the SEC has adopted new rules that will require most of the investment managers of the Underlying Funds to register as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), there is expected to be a significant period of time before such registrations are complete. As an investor in the Underlying Funds managed by investment managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

The Underlying Funds generally are exempted from regulation under the Investment Company Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are considerably lower, As a result, the Fund provides an avenue for investing in Underlying Funds that would not otherwise be available to certain investors. This means that investors who would

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not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment.

In addition, the Underlying Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. It is anticipated that the Underlying Funds in which the Fund will invest generally will maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any such brokerage firm could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an investment manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by an investment manager to its own use. There can be no assurance that the investment managers or the entities they manage will comply with all applicable laws and that assets entrusted to the investment managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Underlying Funds than might normally be available through investments in registered investment company vehicles.

Valuation of the Fund’s Interests in Investment Funds. The valuation of the Fund’s investments in the Underlying Funds is ordinarily determined based upon valuations provided by the investment managers of such Underlying Funds. Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and will be valued by the investment managers. In this regard, an investment manager may face a conflict of interest in valuing the securities as their value will affect the investment manager’s compensation. Valuations of the securities may be subjective and could prove in hindsight to have been wrong, and at times by significant amounts. The Portfolio will establish a committee approved by the Board of Directors of the Portfolio to oversee the valuation of the Fund’s investments (the “Fair Value Pricing Committee”), which will be comprised of at least one member of the Board of Directors as well as various officers and representatives of the Portfolio’s service providers. The members of the Fair Value Pricing Committee may face conflicts of interest in overseeing the valuation of the Portfolio’s investments, as the value of the Portfolio’s investments will affect the Investment Advisor’s compensation. Although prior to investing in any Underlying Fund, the Investment Advisor will conduct a due diligence review of the valuation methodology utilized by such investment fund, no assurances can be given that the Investment Advisor will be given access to necessary aspects of the Underlying Fund’s systems, that such due diligence review will ascertain whether accurate valuations will be provided by such Underlying Funds to the Investment Advisor, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. Moreover, neither the Fair Value Pricing Committee nor the Investment Advisor will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by investment managers. In addition, the net asset values or other valuation information received by the Fair Value Pricing Committee from an Underlying Fund are typically estimated, and may be subject to later adjustment or revision by the Underlying Fund. Any such

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adjustment or revision will result in either an increase or decrease in the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment.

If an investment manager’s valuations are consistently delayed or inaccurate, the Investment Advisor will consider whether the Underlying Fund continues to be an appropriate investment for the Fund. However, the Investment Advisor may elect in its sole discretion to have the Fund retain its investment in the Underlying Fund. The investment manager’s information could be inaccurate due to fraudulent activity, misevaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Investment Advisor elects to cause the Fund to redeem or sell its interests in such an Underlying Fund, the Fund may be unable to redeem or sell interests in such an Underlying Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the investment manager’s valuation, and the Fair Value Pricing Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by investment managers could have a material adverse effect on the Fund if the investment manager’s, the Investment Advisor’s or the Fund’s judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Market Risks. The profitability of a significant portion of the Portfolio’s investment program will depend to a great extent on the correct assessment of the future course of price movements of securities and other instruments. There can be no assurance that managers of the Underlying Funds will be able to accurately predict these price movements.

Small Cap Securities. The Underlying Funds may invest in companies with modest capitalization. While small companies can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk, potential price volatility and trading costs. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations.

Leverage; Borrowing. The Underlying Funds are authorized to borrow money to meet repurchase requests and for cash management purposes. While borrowings are outstanding for these purposes, the Underlying Funds will be permitted to reinvest the proceeds of the sale of securities or new sales of Units and, thus, may employ leverage. To the extent that the Underlying Funds use leverage, the value of their net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If an Underlying Fund’s investments decline in value, the loss will be magnified if the Underlying Fund has borrowed money to make its investment. In addition, an Underlying Fund’s performance may be adversely affected if it is not able to repay borrowings or if it is forced to sell investments at disadvantageous times in order to repay borrowings.

Hedging Strategies. The Underlying Funds may engage in short sales, the use of derivatives, trading in index futures and index options, and the use of leverage and other strategies from time to time in order to “hedge” or offset investment risk. Successful use of these instruments depends on the manager of the Underlying Fund’s ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. In adverse

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circumstances the use of derivatives may result in sudden and severe losses to the Underlying Funds employing these strategies.

Foreign Investments. An Underlying Fund may invest in foreign securities that are generally denominated in foreign currencies, and American Depository Receipts (“ADRs”) traded on U.S. securities exchanges. Such investing involves certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include fluctuation in exchange rates of foreign currencies, less public information about issuers of securities, less governmental supervision of foreign issuers, lack of uniform accounting, auditing and financial reporting standards, the possible expropriation of assets or confiscatory taxation by a host government, the possible imposition of foreign taxes, and political risks associated with the countries in which foreign issuers are located.

Restricted Securities. An Underlying Fund may invest in restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of similar securities that are publicly traded. No assurance can be given that any such restricted securities will be eligible for resale or otherwise to be traded on a public market even if a public market for the securities were to develop.

Performance Fees. Most of the Underlying Funds will pay a performance based fee. In certain cases, managers may be paid a fee based on appreciation during the specific measuring period without taking into account losses occurring in prior measuring periods, although the Investment Manager anticipates that managers who charge such fees will take into account prior losses. These fee arrangements may create an incentive for such managers to make investments that are riskier or more speculative than if a performance based fee were not paid.

Portfolio Turnover. The Underlying Funds are expected to have higher portfolio turnover than many other investment funds. The Underlying Funds will incur brokerage commissions and other transaction costs that generally will be higher than those incurred by investment funds with lower portfolio turnover rates. In addition, a high portfolio turnover will result in special tax considerations. See “Taxes” in the Fund’s Statement of Additional Information.

For additional information regarding Risk Factors, please see the Fund’s Statement of Additional Information.

INVESTMENT RESTRICTIONS

The Fund has adopted certain non-fundamental investment restrictions, which cannot be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote, at an annual or a special meeting of the security holders of the Fund duly called, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or of (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. As a matter of fundamental policy, the Fund may not:

2.             invest more than 15% of its net assets in any one security, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

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3.             invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Fund’s investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

4.             issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Fund will not issue senior securities representing indebtedness, except that: (a) the Fund may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of “senior securities” representing indebtedness, and (b) the Fund may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Shares.

5.             underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of portfolio securities received pursuant to an “in kind” distribution.

6.             make loans of money or securities to other persons, except through purchasing fixed-income securities or entering into repurchase agreements in a manner consistent with the Fund’s investment policies.

7.             purchase or sell commodities or commodity contracts; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell commodities or commodity contracts through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

8.             purchase or sell real estate or interests therein; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell real estate or interests therein through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund. As a matter of fundamental policy, the Portfolio may not:

1.             invest more than 15% of its net assets in any one Underlying Fund.

2.             invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Portfolio’s investments in Underlying Funds.

3.             issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Portfolio will not issue senior securities representing indebtedness, except that: (a) the Portfolio may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of “senior securities” representing indebtedness, and (b) the Portfolio may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Units.

4.             underwrite securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

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5.             make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio’s investment policies.

6.             purchase or sell commodities or commodity contracts, except, subject to the Investment Advisor’s registration with the CFTC, that it may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts; however, this restriction shall not apply to Portfolio to the extent that it may purchase or sell commodities or commodity contracts through Underlying Funds.

7.             purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein; however, this restriction shall not apply to the Portfolio to the extent that it may purchase or sell real estate or interests therein through Underlying Funds.

THE OFFERING – SHARES OF THE FUND

The Fund is offering $100,000,000 of Shares through brokers, dealers and certain financial institutions, that have entered into selling agreements with the Fund (“Selling Agents”). See “Plan of Distribution” in the SAI. The minimum initial investment in the fund by any investor is $25,000. The Fund may accept orders for any lesser amount. The purchase price for Shares sold on the initial closing date will be $10 per Share and thereafter the purchase price for Shares will be based on the net asset value per Share as of the date such Shares are purchased.

Subsequent to the initial public offering of the Fund, Shares will generally be offered for purchase as of the first day of each calendar month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Each initial or subsequent purchase of Shares will be payable in one installment which will generally be due prior to the proposed acceptance of the purchase. A prospective investor must submit a completed investor certification before the acceptance date set by the Fund. The Fund reserves the right, in its sole discretion, to reject any subscription to purchase Shares in the Fund at any time. Although the Fund may, in its sole discretion, elect to except a subscription prior to receipt of cleared funds, an investor will not become a Shareholder until cleared funds have been received.

Pending the closing of the initial public offering or any subsequent offering, funds received from prospective investors will be placed in an interest bearing account with the Fund. On the date of any closing, the balance in the account with respect to each investor whose investment is accepted, including any interest earned by such investor, will be invested in the Fund on behalf of such investor.

In connection with the sale of Shares, the Investment Advisor (or one of its affiliates) may make one-time payments from its own resources to the Fund or Selling Agents of up to 1% of the value of the Shares sold by them. In addition, the Investment Advisor (or one of its affiliates) may make ongoing payments to Selling Agents from its own resources in an amount up to 1% per annum of the aggregate value of the Shares held by Shareholders that are customers of those Selling Agents (less the amount of any investor servicing fees paid to them by the Fund). These payments will not be an obligation of the Fund or the Shareholders.

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INVESTOR QUALIFICATIONS

Each prospective investor in the Fund will be required to certify that it is a U.S. person for federal income tax purposes and a “qualified client” within the meaning of Rule 205-3 under the Advisers Act. A “qualified client” is, among other categories, (i) a natural person or company (other than an investment company) that represents that it has a net worth (together, in the case of a natural person, with assets held jointly with a spouse) of more than $1,500,000; (ii) a person who has at least $750,000 under the Investment Advisor’s or its affiliates’ management, including any amount invested in the Fund; (iii) a person who is a “qualified purchaser” as defined by the Investment Company Act and the rules thereunder; and (iv) certain knowledgeable employees who participate in the Investment Advisor’s activities. Investors who meet such qualifications are referred to in this Prospectus at “Eligible Investors.” The qualifications required to invest in the Fund will appear in an investor certification that mush be completed by each prospective investor. The investor certification is contained in Appendix A of this Prospectus. Existing Shareholders who wish to purchase additional Shares will be required to qualify as “Eligible Investors” and to complete an additional investor certification prior to the additional purchase.

RESTRICTIONS ON TRANSFERS

With very limited exceptions, Shares are not transferable. Shareholders will have no right to require the Fund to permit a transfer of their Shares. See “Redemptions, Repurchases of Shares and Transfers” in the SAI for additional information

REDEMPTIONS AND REPURCHASES OF SHARES

No Right of Redemption. No Shareholder or other person holding a Share will have the right to require the Fund to redeem that Share or portion thereof. There is no public market for Shares, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below and more fully in the Statement of Additional Information.

Repurchases of Shares. The Board of Trustees may, from time to time and in their sole discretion, cause the Fund to offer to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at times and on terms and conditions as they establish. However, because all or substantially all of the Fund’s assets will be invested in the Portfolio, the Fund will generally find it necessary to liquidate a portion of its Portfolio Units in order to satisfy repurchase requests. Because Portfolio Units may not be transferred, the Fund may withdraw a portion of its Portfolio Units only pursuant to repurchase offers by the Portfolio. Therefore, the Fund does not expect to conduct a repurchase offer for Shares unless the Portfolio contemporaneously conducts a repurchase offer for Portfolio Units. In determining whether the Fund should offer to repurchase Shares, the Board of Trustees will consider the recommendation of the Investment Advisor. The Investment Advisor expects that it will not recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders prior to December 31, 2006. THE FIRST DATE THAT SHARES WILL BE ELIGIBLE FOR REPURCHASE BY THE FUND, REGARDLESS OF WHEN THE SHARES WERE PURCHASED, WILL BE ON DECEMBER 31, 2006. Thereafter, the Investment Advisor expects that generally it will recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders four times each year, effective March 31, June 30, September 30 and December 31. The Board of Trustees will recommend the repurchase of Shares from Shareholders of the Fund only if the Portfolio makes an offer to repurchase. The Fund does not expect to make a repurchase offer that is larger than the portion of the Portfolio’s corresponding repurchase offer expected to be

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available for acceptance by the Fund. Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Portfolio’s repurchase offers.

Subject to the considerations described above, the aggregate value of Shares to be repurchased at any time will be determined by the Board of Trustees in its sole discretion, and such amount may be a percentage of the value of the Fund’s outstanding Shares. Therefore, the Fund may determine not to conduct a repurchase offer at a time that the Portfolio conducts a repurchase offer. The Fund may also elect to repurchase less than the full amount that a Shareholder requests to be repurchased. If a repurchase offer is oversubscribed by a Shareholder, the Fund will repurchase only a pro rate portion of the Shares tendered by each Shareholder.

As discussed above, in determining whether the Portfolio should offer to repurchase Units from its members pursuant to written requests, the Portfolio Board of Directors will consider the recommendation of the Investment Advisor. The Portfolio Board of Directors or the Board of Trustees also will consider the following factors, among others, in determining whether to repurchase Units or Shares, as applicable, and the amount of Units or Shares to be repurchased:

•	Whether any Shareholders of the applicable Fund have requested to tender shares in such Fund or portions thereof to the Fund;

•	The liquidity and working capital requirements of the applicable Fund;

•	The relative economies of scale of the repurchase requests with respect to the size of the applicable Fund;

•	The past practice of the applicable Fund in repurchasing shares in such Fund;

•	The condition of the securities markets and the economy generally, as well as political, national or international developments or current affairs;

•	The anticipated tax consequence of any proposed repurchases of interests in the applicable Fund; and

•
In the case of the Portfolio Board of Directors, the Portfolio’s investment plans, the liquidity of its assets (including fees and costs associated with withdrawing from Underlying Funds and/or disposing of assets allocated to Subadvisers), and the availability of information as to the value of its interests in Underlying Funds.

NET ASSET VALUATION

The Fund will repurchase Shares or portions thereof from Shareholders pursuant to written tenders (received by the Board at least thirty-five (35) days prior to the applicable repurchase date) on terms and conditions that the Board determines to be fair to the Fund and to all Shareholders or persons holding Shares acquired from Shareholders, or to one or more classes of Shareholders, as applicable. THE FIRST DATE THAT SHARES WILL BE ELIGIBLE FOR REPURCHASE BY THE FUND, REGARDLESS OF WHEN THE SHARES WERE PURCHASED, WILL BE ON DECEMBER 31, 2006. The value of a Shareholder’s Share (or the portion thereof) that is being repurchased is equal to the value of the Share as of the Valuation Date (as defined below), after giving effect to all allocations that are made as of such date. When the Board determines that the Fund shall repurchase Shares or portions thereof, notice will be provided to Shareholders describing the terms thereof,

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containing information Shareholders should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate. Shareholders who are deciding whether to tender their Shares or portions thereof during the period that a repurchase offer is open may ascertain the approximate net asset value of their Shares by contacting the Investment Advisor prior to the date upon which such Shareholder must decide whether to participate in the repurchase opportunity. Under the repurchase procedures described below, Shareholders will have to decide whether to tender their Shares for repurchase without the benefit of having current information regarding the value of the Shares as of a date proximate to the Valuation Date. In addition, there will be a substantial period of time between the date as of which Shareholders must tender their Shares and the date they can expect to receive payment for their Shares from the Fund.

Repurchases of Shares or portions thereof from Shareholders by the Fund may be made at the discretion of the Fund, and may be paid in cash or by the distribution of securities in-kind or partly in cash and partly in-kind. However, the Fund does not expect to distribute securities in-kind except in the unlikely event that making a cash payment would result in a material adverse effect on the Fund or on Shareholders not tendering Shares for repurchase. Repurchases will be effective after receipt and acceptance by the Fund of all eligible written tenders of Shares or portions thereof from Shareholders. Any in-kind distribution of securities may consist of marketable or non-marketable securities (valued in accordance with the Declaration of Trust), which will be distributed to all tendering Shareholders on a PRO RATA basis. The Fund does not impose any charges in connection with repurchases of Shares or portions thereof.

Due to liquidity restraints associated with the Portfolio’s investments in Underlying Funds and the fact that the Fund may have to effect withdrawals from the Portfolio to pay for Shares being repurchased, each Fund presently expects to employ the following repurchase procedures:

(a)
Shareholders choosing to tender Shares (or portions thereof) for repurchase must do so by the date specified in the notice describing the terms of the offer (the “Expiration Date”) which generally will be thirty-five (35) days before the date as of which Shares are to be repurchased. The Shares (or portions thereof) will be valued as of the date on which Shares are to be repurchased (the “Valuation Date”), which is generally expected to be either March 31, June 30, September 30 or December 31;

(b)
Promptly after the Expiration Date, the Fund will give to each Shareholder whose Shares (or portions thereof) have been accepted for repurchase a promissory note (the “Promissory Note”) entitling the Shareholder to be paid an amount equal to the value, determined as of the Valuation Date, of the repurchased Share (or portions thereof). The determination of the value of Shares as of the Valuation Date is subject to adjustment based upon the results of the next annual audit of the Fund’s financial statements.

(c)	The Promissory Note, which will be non-interest bearing and non-transferable, is expected to contain terms providing for payment at two separate times.

The first payment (the “Initial Payment”) will be in an amount equal to at least 90% of the estimated value of the repurchased Shares (or portions thereof), determined as of the Valuation Date. The Initial Payment will be made as of the later of (a) within 30 days after the Valuation Date, or (b) if the Fund has requested withdrawals of its capital from any Underlying Funds in order to fund the repurchase of Shares, within 10 business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Underlying Funds.

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The second and final payment (the “Contingent Payment”) is expected to be in an amount equal to the excess, if any, of (a) the value of the repurchased Shares (or portions thereof), determined as of the Valuation Date and based upon the results of the annual audit of the Fund’s financial statements for the year in which the Valuation Date falls, over (b) the Initial Payment. It is anticipated that the annual audit of the Fund’s financial statements will be completed within 60 days after the end of each fiscal year of the Fund and that the Contingent Payment will be made promptly after the completion of the audit.

(d)
Although the amounts required to be paid by the Fund under the Promissory Note will generally be paid in cash, the Fund may under certain limited circumstances noted above pay all or a portion of the amounts due by the in-kind distribution of marketable or non-marketable securities.

The foregoing procedures may be amended by the Board from time to time and will be effective upon notification to the Shareholders.

Repurchases of Shares by the Fund are subject to certain regulatory requirements imposed by SEC rules. The Fund believes that the repurchase procedures described above comply with these requirements. However, if modification of the Fund’s repurchase procedures is deemed necessary to comply with regulatory requirements, the Board will adopt revised procedures designed to provide Shareholders substantially the same liquidity for Shares as would be available under the procedures described above.

ORGANIZATION AND DESCRIPTION OF SHARES

The Fund is a series of PARADIGM Funds Trust. PARADIGM Funds Trust is organized as a statutory trust established under Delaware law pursuant to a Declaration of Trust dated October 14, 2005, and is registered under the Investment Company Act. The Trustees of the Fund are responsible for the overall management and supervision of its affairs. The Fund currently has one class of shares of beneficial interest that may be issued in an unlimited number by the Trustees. There are no annual meetings of Shareholders, but special meetings may be held as required by law to elect or remove Trustees and consider certain other matters. Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its Shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its Shareholders. The Fund can withdraw from the Portfolio at any time. Shareholders are entitled to one vote for each full Share held. Fractional Shares may be voted proportionately. Each Share participates ratably with all other outstanding Shares in the Fund’s profits and losses and has the redemption rights described above. No conversion or preemptive rights exist in connection with any Shares. All Shares, when duly issued, will be fully paid and nonassessable.

DISTRIBUTIONS

The Fund intends to declare daily and distribute annually substantially all of its net investment income. Net capital gains, if any, will be distributed at least annually.

MANAGEMENT FEE

The Fund will not pay a Management Fee directly to the Investment Advisor. The Fund will pay its proportionate share of the Portfolio’s Management Fee. Pursuant to its Investment Advisory Agreement with the Portfolio, the Investment Advisor is entitled to receive a monthly management fee (the

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“Management Fee”). The Management Fee is equal to 1/12th of 1.25% of the net asset value of each of the Portfolio’s Units.

For purposes of determining the Management Fee, net assets of the Portfolio will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of net assets as reported by the sponsors of the Underlying Funds. The overall fees payable by the Shareholders, including their proportionate share of the Portfolio’s Management Fee, may be higher than those paid by other registered investment companies but may be lower than those paid by many private investment funds with similar investment policies.

FUND EXPENSES

Organizational and operating expenses of the Fund will be paid by the Fund, and therefore, indirectly by its Shareholders. The Fund will also bear certain ongoing offering costs associated with any periodic offering of Fund interests.

PRIOR PERFORMANCE OF SIMILAR FUND

The table that follows presents prior performance data for PARADIGM Multi Strategy Fund (“PMSF”), a multi-manager, multi-strategy fund of hedge funds which is managed by the Investment Advisor with investment objectives, policies and strategies substantially similar to that of the Portfolio except that PMSF allocates its assets among 44 investment managers and the Portfolio will initially only invest in 25 Underlying Funds. The information presented below is based on actual performance data provided by the Investment Advisor. PMSF IS A LIMITED LIABILITY COMPANY THAT IS TREATED AS A PARTNERSHIP FOR FEDERAL INCOME TAX PURPOSES. PMSF IS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT. AS A NON-REGISTERED ENTITY, PMSF IS NOT SUBJECT TO THE INVESTMENT RESTRICTIONS AND THE REGULATORY REQUIREMENTS OF THE INVESTMENT COMPANY ACT. THE TABLE DOES NOT REFLECT THE INVESTMENT PERFORMANCE OF THE FUND OR THE PORTFOLIO AND SHOULD NOT BE CONSIDERED AS AN INDICATION OF FUTURE PERFORMANCE OF THE FUND OR THE PORTFOLIO OR AS A SUBSTITUTE FOR THE FUND’S OR THE PORTFOLIO’S PERFORMANCE. IN ADDITION, FUTURE INVESTMENTS IN THE FUND AND THE PORTFOLIO WILL BE MADE UNDER DIFFERENT ECONOMIC CONDITIONS AND IN DIFFERENT ECONOMIC CYCLES WHICH WILL RESULT IN DIFFERENCES AMONG THE FUTURE PERFORMANCE OF THE FUND AND THE PORTFOLIO AND THE PAST PERFORMANCE OF PMSF. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

In addition, for comparison purposes, the table set forth below presents past performance data for HFRI Fund of Funds Composite Index (“HFRI Index”). The HFRI Index is a composite of funds selected from the over 1800 fund of funds that are tracked by Hedge Fund Research, Inc. The following sub-indicies are components of the HFRI Index:

HFRI Fund of Funds Conservative Index

This index consists of funds that primarily invest in funds that generally (i) engage in more “conservative” strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage and (ii) exhibit a lower historical annual standard deviation than the HFRI Index. A fund in the HFRI Fund of Funds Conservative Index shows generally consistent performance regardless of market conditions.

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HFRI Fund of Funds Diversified Index

This index consists of funds that primarily invest in funds that generally (i) invest in a variety of strategies among multiple managers, (ii) have a historical annual return and/or a standard deviation generally similar to the HFRI Index and (iii) demonstrates generally close performance and returns distribution correlation to the HFRI Index. A fund in the HFRI Fund of Funds Diversified Index tends to show minimal loss in down markets while achieving superior returns in up markets.

HFRI Fund of Funds Market Defensive Index

This index consists of funds that primarily invest in funds that generally (i) engage in short-biased strategies such as short selling and managed futures and (ii) show a negative correlation to the general market benchmarks (S&P). A fund in the Fund of Funds Market Defensive Index exhibits higher returns during down markets than during up markets.

HFRI Fund of Funds Strategic Index

This index consists of funds that primarily invest in funds that generally (i) seek superior returns by primarily investing in funds that generally engage in more opportunistic strategies such as Emerging Markets, Sector specific, and Equity Hedge and (ii) exhibit a greater dispersion of returns and higher volatility compared to the HFRI Index. A fund in the HFRI Fund of Funds Strategic Index tends to outperform the HFRI Index in up markets and underperform the index in down markets.

To the extent expense waivers or reimbursements were in effect during the period indicated below, actual returns would have been lower had such expense waivers or reimbursements not been in effect. The performance shown below is net of expenses. The information should not be considered a prediction of the future performance of the Portfolio. The actual performance of the Portfolio may be higher or lower than that shown. Past performance of PMSF is no guarantee of future results of the Portfolio. Paradigm’s accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, may have adversely affected performance.

PARADIGM’S RETURNS

	PMSF	HFRI Index

1 Year Trailing as of November 2005	3.64%	6.94%
3 Years Trailing as of November 2005	16.44%	26.57%
5 Years Trailing as of November 2005	23.99%	32.34%

PAST PERFORMANCE OF THE INITIAL 25 UNDERLYING FUNDS

The table that follows presents past performance data for each of the twenty-five Underlying Funds that the Investment Advisor initially intends to allocate its assets among. The information presented below is based on actual performance data provided by the Investment Advisor. The information should not be considered a prediction of the future performance of the Portfolio. The actual performance of the Portfolio may be higher or lower than that shown. The performance shown below does not include

25

expenses of the individual Underlying Funds, and if it did, performance returns would have been lower. Past performance of the Underlying Funds is no guarantee of future results of the Portfolio.

Underlying Fund	Fund Inception Date	1 Year Trailing as of November 2005	3 Years Trailing as of November 2005	5 Years Trailing as of November 2005

Maple Leaf Macro Volatility Fund LLC	January 2004	2.65%	N/A	N/A

Bear Stearns High Grade Credit LP	October 2003	9.55%	N/A	N/A

Brookville Credit Opportunities LP	March 2003	3.98%	N/A	N/A

Sonar Parters LP	January 2004	14.58%	N/A	N/A

Eidesis Structured Credit Fund	September 2002	5.77%	170.75%	N/A

MKP Opportunity LP	August 2001	3.06%	15.04%	N/A

Osprey Opportunity Fund,LP	October 2000	4.28%	22.18%	65.86%

Providence MBS Opportunities Fund, L.P.	March 2004	2.87%	N/A	N/A

SRS Strategic Opportunities LP	May 2002	0.10%	24.92%	N/A

Vicis Fund	August 2001	5.22%	32.99%	N/A

Banzai Partners LP	October 1998	10.00%	101.63%	130.80%

JL Partners LP	January 1996	5.67%	31.48%	41.55%
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Underlying Fund	Fund Inception Date	1 Year Trailing as of November 2005	3 Years Trailing as of November 2005	5 Years Trailing as of November 2005

Davidson Kempner Partners LP	June 1994	9.30%	34.84%	50.02%

Venus Arbitrage Fund LP	January 2003	9.23%	N/A	N/A

Litchfield Capital Partners, L.P.	November 2002	4.70%	73.47%	N/A

DE Shaw Composite Fund LLC	March 2001	20.12%	59.86%	N/A

Mercury Real Estate Securities Fund LP	June 2004	27.71%	N/A	N/A

Apex Guotai Junan Greater China Fund LLC	May 2004	10.63%	N/A	N/A

Cypress Management LP	April 1995	10.14%	70.26%	75.96%

Chaparral Capital Partners LP	November 2002	4.95%	31.38%	N/A

STG Capital Partners, LP	July 2002	12.19%	32.20%	N/A

Strategic Equity Conservative Fund, L.P.	September 2001	5.45%	27.59%	N/A

Structured Servicing Holdings LP	February 1998	7.30%	35.44%	113.65%

Thruway Partners, L.P.	April 1998	18.70%	47.28%	76.69%

Ventus LP	November 2001	10.17%	10.77%	N/A

The table that follows presents composite past performance data for the 25 Underlying Funds on a gross returns basis.

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Time Frame	Return

1 Year Trailing (as of November 2005)	8.77%

3 Years Trailing (as of November 2005)	47.56%

5 Years Trailing (as of November 2005)	N/A

Time Frame	Return

Calendar Year 2001	14.18%

Calendar Year 2002	11.86%

Calendar Year 2003	18.60%

Calendar Year 2004	13.18%

Calendar Year 2005 (as of November 2005)	7.08%

The table that follows presents composite past performance data for the 25 Underlying Funds on a net returns basis. The gross performance above has been recalculated to reflect the deductions of the Fund’s expenses as shown on the Fund’s fee table (see GENERAL DESCRIPTION OF THE FUND: FEES AND EXPENSES).

Time Frame	Return

1 Year Trailing (as of November 2005)	6.89%

3 Years Trailing (as of November 2005)	40.08%

5 Years Trailing (as of November 2005)	N/A

Calendar Year 2001	12.22%

Calendar Year 2002	9.94%

Calendar Year 2003	16.57%

Calendar Year 2004	11.23%

Calendar Year 2005 (as of November 2005)	5.39%

INDEMNIFICATION

The Fund has agreed to indemnify and hold harmless the Investment Advisor and each of its directors, managing members and officers, and each person, if any, who controls the Investment Advisor, against any loss, etc., based upon an assertion that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund will not indemnify the Investment Advisor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Investment Advisor. The

28

indemnification provisions in the Investment Advisory Agreement will be limited by applicable state and federal laws.

TAXES

The following discussion is only a summary of certain of the tax considerations generally applicable to investments in the Fund and is not intended to provide tax or other financial advice to anyone. Prospective investors should consult their own tax advisers with specific reference to their own situation as it relates to an investment in the Fund.

The Fund will be treated as a corporation for federal income tax purposes. As noted above, the Fund intends to qualify as a regulated investment company eligible for special tax treatment under Subchapter M of the Code. Accordingly, the fund’s tax reporting to Shareholders will be made on the IRS Form 1099 instead of Schedule K-1. If the Fund qualifies for special tax treatment, it will not be subject to federal income tax on income and gains distributed in a timely manner to its Shareholders. To qualify for the special treatment accorded regulated investment companies and their shareholders, the Fund must satisfy certain diversification and distribution requirements (as described above in “Risk Factors Associated With the Fund -- Tax Liability and Borrowings”). The Fund intends to diversify its holdings so that at the end of each fiscal quarter, the Fund meets the diversification requirements. To satisfy the distribution requirements, the Fund intends to distribute with respect to each taxable year substantially all of its net investment income, net tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. Income dividends and short-term capital gain distributions are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as ordinary income. Long-term capital gain distributions from the Fund are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as long-term capital gains regardless of how long a Shareholder has owned Shares of the Fund. Distributions are taxable to a Shareholder of the Fund (unless such Shareholder is not subject to tax on its income) even if they are paid from income or gains earned by the Fund prior to the Shareholder’s investment (and thus were included in the price paid by the Shareholder). Dividends and capital gain distributions will automatically be reinvested in additional Shares of the Fund on the record date thereof unless a Shareholder has elected to receive cash. Distributions are taxable as described above regardless of whether they are distributed in cash or additional Shares. An investment in the Fund may in some circumstances result in liability for Federal alternative minimum tax for Shareholders. Based on the Fund’s structure, it is not anticipated that distributions to Shareholders will constitute unrelated business taxable income (“UBTI”).

From time to time the Fund may offer to repurchase Shares. A Shareholder who tenders all Shares held, or Shares considered to be held under certain attribution rules of the Code, will be treated as having sold its Shares and generally will realize a capital gain or loss. If a Shareholder tenders fewer than all of its Shares, the Shareholder may be treated as having received a taxable dividend upon the tender of its Shares. In this case, there is a remote risk that non-tendering Shareholders will be treated as having received taxable distributions from the Fund. Likewise, if the Fund redeems some but not all of the Shares held by a Shareholder and the Shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that the non-redeeming Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of its investments to meet such tenders of Shares, the Fund will be required to make additional distributions to its Shareholders.

The Fund’s transfer agent will send each Shareholder and the Internal Revenue Service (the “IRS”) an annual statement detailing federal tax information, including information about dividends and distributions paid to the Shareholder during the preceding year. This information will be based on

29

information then available to the Fund, but could be revised based upon additional or revised information that subsequently becomes available to the Fund. If the Fund revises annual tax statements sent to its Shareholders, Shareholders may be required to amend their tax returns to reflect the revised information.

The foregoing discussion summarizes certain U.S. federal income tax considerations for general information only. Before investing, prospective investors should consult their own tax advisers regarding the specific federal tax consequences of an investment in the Fund, as well as the effects of state, local and foreign tax law and proposed law changes.

ERISA PLANS AND OTHER TAX QUALIFIED PLANS

Investors subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other tax-qualified plans, including individual retirement accounts (“IRAs”), Keogh plans and other plans subject to the Code’s prohibited transaction rules may purchase Shares in the Fund. Because the Fund is registered as an investment company under the Investment Company Act, the underlying assets of the Fund should not be considered to be “plan assets” of any plan investing in the Fund for purposes of ERISA’s fiduciary duties or the prohibited transaction provisions under either the Code or ERISA. Accordingly, neither the Investment Advisor nor any of its affiliates will be fiduciaries with respect to the plans investing in the Fund based solely on the Investment Manager’s management of the Fund’s assets. Nevertheless, investment in the Fund by an ERISA plan or a tax-qualified plan requires special consideration. Trustees and administrators of such entities are urged to review carefully the ERISA Considerations section of the Statement of Additional Information.

PERIODIC REPORTS

The Fund will provide quarterly unaudited and annual audited statements. Because the Underlying Funds may not provide annual reports to the Portfolio on a timely basis, the Fund’s annual audited report may be delayed and the Shareholders may need to seek extensions of the deadline to file their tax returns.

CUSTODIAN AND DIVIDEND PAYING AGENT

J.P. Morgan Trust Company, N.A. (the “Custodian”) serves as the primary custodian of the Fund’s and the Portfolio’s assets, and may maintain custody of the Fund’s and the Portfolio’s assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Advisor. Assets of the Fund and the Portfolio are not held by the Investment Advisor or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian’s principal business address is 2220 Chemsearch Blvd., Suite 150, Irving, Texas 75062.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young, LLP serves as the independent registered public accounting firm of the Fund. Its principal business address is 5 Times Square, New York, New York 10036-6530.

LEGAL COUNSEL

Thacher Proffitt & Wood LLP acts as legal counsel to the Fund. Its principal business address is Two World Financial Center, New York, New York 10281.

ADMINISTRATOR AND TRANSFER AGENT

BISYS Fund Services Ohio, Inc. (the “Administrator”), a Delaware corporation, serves as the administrator and transfer agent for the Fund and the Portfolio. The Administrator provides general administration related services, including those relating to valuation of the Fund’s and the Portfolio’s assets. The Administrator is located at 3435 Stelzer Road, Columbus, Ohio 43219.

ADDITIONAL INFORMATION

This Prospectus does not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations and at the SEC’s website (www.sec.gov) for no charge.

Statements contained in this Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

More detailed information about the Fund is available in the SAI which is available at no additional charge and may be obtained by calling: (212) 271-3388 or writing: PARADIGM Funds Trust, 650 Fifth Avenue, 17th Floor, New York, New York 10019.

31

MULTI STRATEGY FUND I, LLC
INSTITUTIONAL SERIES	THE BEST ALTERNATIVE

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON December 28, 2005

SECURITIES ACT FILE NO. 333-128613 INVESTMENT COMPANY ACT FILE NO. 811-21811

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO. 3	☒
POST-EFFECTIVE AMENDMENT NO.	☐

AND/OR

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 3	☒

PARADIGM MULTI STRATEGY FUND I, LLC INSTITUTIONAL SERIES
(Exact name of Registrant as specified in charter)

650 Fifth Avenue, 17th Floor New York, NY 10019
(Address of Principal Executive Offices)

Registrants Telephone Number, including Area Code: (212) 271-3388

Louis J. Hanna
Trustee
PARADIGM FUNDS TRUST
650 Fifth Avenue, 17th Floor
New York, NY 10019

(Name and address of agent for service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF SECURITIES BEING REGISTERED	PROPOSED MAXIMUM AGGREGATE OFFERING PRICE (1) $300,000,000	AMOUNT OF REGISTRATION FEE (2) (3) $35,310

(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457 under the Securities Act of 1933.
(2) Transmitted Prior to Filing.
(3) $35,310 was paid in connection with the initial filing of this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933, OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

LOUIS J. HANNA TRUSTEE PARADIGM FUNDS TRUST 650 FIFTH AVENUE, 17TH FLOOR NEW YORK, NY 10019	STEVEN R. HOWARD, ESQ. THACHER PROFFITT & WOOD LLP TWO WORLD FINANCIAL CENTER NEW YORK, NY 10281

DATED JANUARY 3, 2006

PROSPECTUS

PARADIGM INSTITUTIONAL SERIES, A SERIES OF PARADIGM FUNDS TRUST, A DELAWARE STATUTORY TRUST

UNITS OF BENEFICIAL INTEREST

PARADIGM Institutional Series (the “Fund”) is a series of PARADIGM Funds Trust, a newly formed Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund’s investment objective is to generate long-terms capital appreciation with lower volatility than the broad equity markets. The Fund intends to achieve its objective by investing all or substantially all of its assets in PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”), a recently formed Delaware limited liability company registered under the Investment Company Act as a non-diversified, closed-end management investment company. The Portfolio has the same investment objective as the Fund. The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio will invest in approximately 25 to 35 investment funds (the “Underlying Funds”), typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The actual number of Underlying Funds may vary and may change materially over time as determined by the Investment Advisor (as defined below) in its sole discretion.

Allocation of assets among a professionally selected cross-section of hedge funds that invest in a variety of financial markets and utilize a broad range or alternative investment strategies has the potential to reduce the volatility of investment returns from that which might be associated with a direct investment with any single investment manager.

Unregistered investment funds typically provide greater flexibility than traditional investment funds (i.e. registered investment companies) as to the type of securities that may be owned, the types of trading strategies that may be employed, and, in some cases, the amount of leverage that may be used. The Underlying Funds utilized by the Portfolio may invest and trade in a wide range of securities, financial instruments and markets and may pursue a variety of investment strategies. These investments may include, but are not limited to, U.S. and foreign equity and fixed income securities. The investment programs of the Underlying Funds may also involve the use of a variety of sophisticated investment techniques for both hedging and non-hedging purposes, including: short sales of securities; use of leverage; and transactions in derivative securities and other financial instruments such as swaps, stock options, index options, future contracts and options on futures.

The flexibility of the Underlying Funds in implementing alternative investment strategies combined with the diversification of the Portfolio’s assets among 25 to 35 different Underlying Funds may result in lower volatility as opposed to investing with a single investment manger. Ultimately, the reduction in volatility in the Portfolio’s investments will allow the Portfolio to achieve its investment objective of long-term capital appreciation while preserving the capital of the investments in the Fund.

The Fund cannot guarantee that its investment objective will be achieved or that the Portfolio’s design and risk monitoring strategies will be successful. Investing in the Fund involves a high degree of risk. See “RISK FACTORS.”

This prospectus (the “Prospectus”) applies to the offering of units of the Fund (“Shares”). The Shares will be offered during an initial public offering period and thereafter will generally be offered as of the first day of each calendar month, in each case subject to any applicable sales charge and other fees, as described herein. No person who is admitted as a member of the Fund (“Shareholder”) will have the right to require the Fund to redeem its Shares. The Board of Trustees of PARADIGM Funds Trust (the “Board of Trustees”) may, from time to time and in their sole discretion, cause the Fund to offer to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at times and on terms and conditions as the Board of Trustees establish. The Fund does not anticipate offering to repurchase Shares from Shareholders prior to December 31, 2006. See “REDEMPTIONS AND REPURCHASES OF SHARES.” The information in this Prospectus is not complete and may be changed. The Fund will not sell Shares until the registration statement filed with the U.S. Securities and Exchange Commission (the “SEC”) is effective. This Prospectus is not an offer to sell the Shares and is not soliciting an offer to buy the Shares in any state or jurisdiction where offer or sale is not permitted.

If you purchase Shares in the Fund, you will become bound by the terms and conditions of the Agreement and Declaration of Trust of the Fund (the “Trust Agreement”). A copy of the Trust Agreement is attached as Appendix B to this Prospectus.

The Fund is designed for institutional investors including but not limited to public pensions, endowments and foundations. Investments in the Fund may be made only by “Eligible Investors” as defined herein. See “INVESTOR QUALIFICATIONS.”

The Shares will not be listed on any securities exchange and it is not anticipated that a secondary market for the Shares will develop. The Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Trust Agreement. Although the Fund may offer to repurchase Shares from time to time, Shares will not be redeemable at a Shareholder’s option nor will they be exchangeable for Shares or units of any other fund. As a result, an investor may not be able to sell or otherwise liquidate his or her Shares. Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment and for whom an investment in the Fund does not constitute a complete investment program.

This Prospectus concisely provides information that you should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s statement of additional information (the “SAI”), dated January 3, 2006, has been filed with the SEC. You can request a copy of the SAI without charge by writing to the Fund, 650 Fifth Avenue, 17th Floor, New York, NY 10019, or by calling the Fund at (212) 271-3388. The SAI is incorporated by reference into this Prospectus in its entirety. The table of contents of the SAI appears on page (i) of this Prospectus. You can obtain the SAI, and other information about the Fund, on the SEC’s website (http://www.sec.gov). The address of the SEC’s internet site is provided solely for the information of prospective investors and is not intended to be an active link.

Total

Offering Amount (1)	$100,000,000
Sales Load (2)	None
Proceeds to the Fund (3)	$100,000,000
________________________

1.             The closing date for the purchase of Shares in the initial public offering is on or about January 3, 2006, (or such earlier or later date as the Board of Directors of the Portfolio may determine). The Shares are being offered through financial institutions and intermediaries such as broker-dealers, investment counselors, registered investment advisors, mutual fund/hedge fund supermarkets, insurance companies, banks and savings and loans that have entered into selling agreements with the Portfolio. The Fund will sell Shares only to investors who certify that they are “Eligible Investors.” See “INVESTOR QUALIFICATIONS.” The minimum initial investment in the Fund by any investor is $25,000. However, the Fund, in its sole discretion, may accept investments below this minimum. Pending the closing of the initial public offering or any subsequent offering, funds received from prospective investors will be invested in high quality, short-term securities or placed in an interest-bearing account. On the date of any closing, the funds with respect to each investor whose investment is accepted, including any interest earned by such investor, will be invested in the Fund on behalf of such investor. See “THE OFFERING – SHARES OF THE FUND.”

2.             The Portfolio, or its affiliates may pay from their own resources compensation to brokers or dealers in connection with the sale and distribution of the Shares or the servicing of investors. The Fund may pay compensation to intermediaries for the purpose of promoting the sale of the shares of the Fund, maintaining balances of Fund Shares, and/or for sub-accounting, administrative, or shareholder processing services. Such payments will be made quarterly. The amount of these payments is determined from time to time by PARADIGM Funds Trust and may be different for different intermediaries.

3.             Assumes sale of the entire offering amount.

Neither the SEC nor any state securities commission has determined whether this Prospectus is truthful or complete, nor have they made, nor will they make, any determination as to whether anyone should buy these securities. Any representation to the contrary is a criminal offense.

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisors as to legal, tax, financial, or other matters relevant to the suitability of an investment in the Fund

You should rely only on the information contained in this Prospectus and the SAI. The Fund has not authorized anyone to provide you with different information. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date on the front of this Prospectus.

The date of this Prospectus is January 3, 2006.

i

PARADIGM INSTITUTIONAL SERIES

UNITS OF BENEFICIAL INTEREST

$100,000,000

GENERAL DESCRIPTION OF THE FUND

PARADIGM Institutional Series (the “Fund”) is a series of PARADIGM Funds Trust, a newly-formed Delaware statutory trust that is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). This prospectus applies to the offering of units in the Fund (“Shares”). The Fund’s Shares are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

The Fund is designed for institutional investors including but not limited to public pensions, endowments and foundations.

The Fund generally invests all of its assets in PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”), under a master/feeder structure. Units of beneficial interest of the Portfolio are herein referred to as “Units.” In addition, and as described more fully below in “Risk Factors – Tax Liability and Borrowings”, the Fund may periodically make short-term investments in U.S. Government securities.

The Fund’s and the Portfolio’s investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Fund attempts to achieve this objective by investing all or substantially all of its net investable assets in the Portfolio. The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio will invest in approximately 25 to 35 investment funds (the “Underlying Funds”), typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The actual number of Underlying Funds may vary and may change materially over time as determined by the Investment Advisor (as defined below) in its sole discretion.

Allocation of assets among a professionally selected cross-section of hedge funds that invest in a variety of financial markets and utilize a broad range or alternative investment strategies has the potential to reduce the volatility of investment returns from that which might be associated with a direct investment with any single investment manager.

Unregistered investment funds typically provide greater flexibility than traditional investment funds (i.e. registered investment companies) as to the type of securities that may be owned, the types of trading strategies that may be employed, and in some cases, the amount of leverage that may be used. The Underlying Funds utilized by the Portfolio may invest and trade in a wide range of securities, financial instruments and markets and may pursue a variety of investment strategies. These investments may include, but are not limited to, U.S. and foreign equity and fixed income securities. The investment programs of the Underlying Funds may also involve the use of a variety of sophisticated investment techniques for both hedging and non-hedging purposes, including: short sales of securities; use of leverage; and transactions in derivative securities and other financial instruments such as swaps, stock options, index options, future contracts and options on futures.

The flexibility of the Underlying Funds in implementing alternative investment strategies combined with the diversification of the Portfolio’s assets among 25 to 35 different Underlying Funds may result in lower volatility as opposed to investing with a single investment manger. Ultimately, the reduction in volatility in the Portfolio’s investments will allow the Portfolio to achieve its investment objective of long-term capital appreciation while preserving the capital of the investments in the Fund.

USE OF PROCEEDS

The proceeds from the sale of the Shares, not including the amount of any sales charges and the Fund’s fees and expenses, will be invested by the Fund in the Portfolio as soon as practicable after receipt of such proceeds by the Fund. The Fund expects that such proceeds will be invested by the Portfolio in accordance with the Fund’s and the Portfolio’s investment objective and strategies as soon as practicable after receipt of such proceeds by the Portfolio, consistent with market conditions and the availability of suitable investments. Such proceeds will be invested together with any interest earned on the proceeds prior to the closing of the applicable offering. Delays in investing the Portfolio’s assets may occur because certain investment funds selected by the Investment Advisor may provide infrequent opportunities to purchase their securities.

Pending the investment of the proceeds of any offering or any other available funds pursuant to the Fund’s and the Portfolio’s investment objective and strategies, a portion of such amounts, which may include a substantial portion of the proceeds of an offering, may be invested in short-term debt securities or money market funds. In addition, subject to applicable law, each of the Fund or the Portfolio may maintain a portion of its assets in cash or such short-term securities or money market funds to meet operational needs, for temporary defensive purposes or to maintain liquidity. The Fund may be prevented from achieving its objective during any period in which the Portfolio’s assets are not substantially invested in accordance with its principal investment strategies.

FEES AND EXPENSES

The following table illustrates the expenses and fees that the Fund expects to incur and that Shareholders can expect to bear, either directly or indirectly through the Fund’s investment in the Portfolio.

Shareholder Transaction Expenses

Sales load (as a percentage of offering price)	None
Unit Repurchase Fees	None
Dividend Reinvestment and Cash Purchase Plan Fees	None
2

Annual Expenses (As a Percentage of Net Assets Attributable to Units)(1)

Management Fee(2)	1.25%
Distribution and/or Service (12b-1) Fees	0.00%
Shareholder Servicing Fee	0.00%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.57%
Underlying Portfolio Expenses(3)	0.33%

Total Annual Fund Operating And Indirect Expenses-Gross	1.90%
Expense Reimbursements	0.15%

Total Annual Expenses-Net(4)	1.75%
________________________
(1)	The table summarizes the aggregate expenses of the Fund and the Portfolio and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. The Expense Table is based on estimated annual average net assets of $50,000,000. The annual fees and expenses will be capped at 1.75%.

(2)	The Fund does not pay the Portfolio Manager a Management Fee directly, but the Fund’s Shareholders bear an indirect share of this fee through the Fund’s investment in the Portfolio. For its provision of services to the Portfolio, the Investment Advisor receives a monthly Management Fee equal to 1/12th of 1.25% of the net asset value of each of the Portfolio’s Units.

(3)	The Fund’s shareholders indirectly bear the expenses of the Portfolio. The Portfolio’s Investment Advisor has contractually agreed to waive fees and reimburse expenses in order to keep “Total Annual Expenses” of the Portfolio from exceeding 1.75%.

(4)	The annual fees and expenses will be capped at 1.75%.

Example: You would pay the following expenses (including a Management Fee) on a $1,000 investment, assuming a 5% annual return:

1 Year	$18
3 Years	$55

The example does not present actual expenses and should not be considered a representation of future expenses. Actual expenses may be greater or lesser than those shown. The Fund’s organizational and offering expenses are not reflected in the example. Moreover, the Fund’s actual rate of return may be greater or lesser than the hypothetical 5% return shown in the example. The dollar amounts could be higher or lower as a result of the Management Fee.

IN ADDITION TO THE DIRECT AND INDIRECT EXPENSES SET FORTH ABOVE, SHAREHOLDERS WILL BEAR AN INDIRECT SHARE OF THE FEES AND EXPENSES FOR EACH OF THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS.

3

INVESTMENT ADVISOR

PARADIGM Global Advisors, LLC will serve as investment advisor (“Investment Advisor”) to the Fund, and currently serves as Investment Advisor to the Portfolio. Each of the Fund and the Portfolio has entered into an investment advisory agreement with the Investment Advisor (“Investment Advisory Agreement”), under which the Investment Advisor is responsible for formulating a continuing investment program for the Fund and the Portfolio, respectively.

The Investment Advisor is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended, as a commodity trading advisor and commodity pool operator under the U.S. Commodity Exchange Act, as amended, and is also a member of the U.S. National Futures Association. The principal business address of the Investment Advisor is 650 Fifth Avenue, 17th Floor, New York, NY 10019.

FUND MANAGER

The Fund and the Portfolio are both managed by the Investment Advisor. The personnel of the Investment Advisor who will initially have primary responsibility for management of the Fund and the Portfolio (the “Management Team”) are:

Dr. James Park is the Chief Executive Officer of the Investment Advisor and directs strategic growth and client relationships for the PARADIGM group of entities. Dr. Park holds a PhD in Financial Economics from Columbia Business School (October 1995); a J.D. from Harvard and Columbia Law Schools (1987); and a B.S. in economics with honors from The Wharton School of Finance, University of Pennsylvania (1984). From 1991 to 1998, Dr. Park was a professor of Finance at Long Island University, where he founded the Center for Financial Markets Research. Dr. Park also taught at Columbia Business School and West Point Military Academy. Dr. Park has authored and presented numerous studies and articles on the investment performance of hedge funds and trading advisors.

Markus Karr is a Managing Director of Asset Allocation of the Investment Advisor and has over ten years investment experience. Mr. Karr received his B.S. in computer science and engineering from Massachusetts Institute of Technology in June 1989, where he concentrated his studies on modeling and simulation design. Mr. Karr was a registered Commodity Trading Advisor from 1995 to 2002.

Stephane Farouze is a Partner of the Investment Advisor where he also heads the Marketing and Structuring Team. Mr. Farouze joined the Investment Advisor in early 2003 as a Managing Director of its Structured Products and Marketing Department. Prior to joining the Investment Advisor, Mr. Farouze was the Global Head of Sales and Structuring for alternative investments at Societe Generale Asset Management alternative department where he grew assets under management from $3.4 billion to just over $15 billion in less than two and a half years. He has launched in excess of 100 capital guaranteed products in Italy, Spain, France, Germany, Hong Kong, Singapore, and Japan. Notably in Spain, Mr. Farouze launched a capital guaranteed mutual fund for Spain’s BSCH that raised $3.7 billion in under three months. Mr. Farouze also launched the first capital guaranteed product built on a fund of hedge funds in Japan sold through Citibank. Before working for Societe Generale Asset Management, Mr. Farouze had spent the previous decade working for firms such as BNP, Commerz Bank, and Smith Barney as a Head of FX Derivatives desk for the Italian market. While at BNP, he developed gas alternative investment products. Mr. Farouze has a Bachelor’s of Arts in finance and economics from San Diego State University.

4

Nikolay Fedorovskiy is a Senior Research Analyst of the Investment Advisor. Mr. Fedorovskiy received his Ph.D. in mathematics from Moscow State University with high algebra and computer modeling as his majors. Mr. Fedorovskiy has 8 years of experience in practical programming and engineering in Russia’s Institute of Electric Power Research, where he worked on creating programming language for the description of semantic networks. Mr. Fedorovskiy joined the Investment Advisor in 2000 as a senior research analyst and is responsible for development and support of a secure online statistical reporting system for the Investment Advisor’s asset allocation team.

Ronald E. Wilhelm is the Chief Compliance and Risk Management Officer and Director of Operations of the Investment Advisor. Mr. Wilhelm joined the Investment Advisor in December 2005 from EOS Fund Services LLC where he was served from June 2003 as a founding Managing Director and provided third-party global fund management, operations and administration services and compliance oversight to a select group of investment management firms, mutual fund companies, endowments and foundations. He also served as a founding Managing Director of EOS Compliance Services LLC where he provided outsourced compliance programs for and consulting services to registered investment advisers, mutual fund companies, hedge funds and hedge funds of funds with combined assets of $15 billion. In that capacity, Mr. Wilhelm acted as named Chief Compliance Officer to Investure, LLC, a registered investment adviser (with assets under management exceeding $2 billion) operating domestic and offshore hedge funds of funds and private equity funds. From 1998 through May 2003, he managed the operations, compliance oversight, documentation and closing processes for the distressed bank loan trading and sales desk of the Fixed Income Division of Morgan Stanley’s New York office. Mr. Wilhelm was associated with the law firms of Parker Chapin Flattau & Klimpl, LLP in New York from 1994 to 1997 and Jones Day in Paris, France and Cleveland, Ohio from 1986 to 1993. His practice experience primarily included general corporate and business law, mergers and acquisitions, international corporate law, securities law, finance and banking, and compliance and regulatory issues. Mr. Wilhelm attended Brigham Young University where he obtained the degrees of B.A. summa cum laude, French and International Relations in1982; M.A., International Relations in 1983; and J.D. cum laude in 1986.

BOARD OF TRUSTEES

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the operations of the Fund. The Board of Directors of the Portfolio (the “Portfolio’s Board of Directors”) has overall responsibility for management and supervision of the operations of the Portfolio. The Fund and the Portfolio have the same board members. The initial Trustees serving on the Board have been elected by the organizational Trustee of the Fund. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve in such capacity, so long as immediately thereafter at least two-thirds (2/3) of the Trustees then serving have been elected by the Shareholders. The Board may call a meeting of Shareholders to fill any vacancy in the position of a Trustee, and will do so within 60 days after any date on which Trustees who were elected by the Shareholders cease to constitute a majority of the Trustees then serving on the Board.

INVESTMENT OBJECTIVE AND GOALS

The Fund’s investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. Rather than invest in securities or Underlying Funds directly, the Fund seeks to achieve its investment objective by using the “master fund/feeder fund” structure. Under that structure, the Fund and other investment companies with the same investment objective invest their

5

assets in another investment company (the Portfolio) having the same investment objective and substantially the same investment policies as the Fund.

The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio will invest in approximately 25 to 35 Underlying Funds managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The actual number of Underlying Funds may vary and may change materially over time as determined by the Investment Advisor in its sole discretion.

The Investment Advisor is not required to follow fixed guidelines with respect to the Underlying Funds selected and the allocation of the Portfolio’s assets. However, so long as such amount is within applicable ownership limitations set forth in the Investment Company Act, the Portfolio’s assets will be allocated in a manner so that no more than 15% of the Portfolio’s net asset value will be invested in any one Underlying Fund. The Investment Advisor may also invest the Portfolio’s assets in cash, U.S. government securities and repurchase agreements.

The investment objectives of the Fund and the Portfolio are non-fundamental. Thus, either the Fund or the Portfolio may change its investment objective without a vote of the Fund’s Shareholders or the Portfolio’s members, respectively. Furthermore, except as otherwise indicated, the Fund’s and the Portfolio’s investment policies and restrictions are not fundamental and may be changed without a vote of the Fund’s Shareholders or the Portfolio’s members, respectively.

THE FUND’S INVESTMENT PROGRAM IS SPECULATIVE AND ENTAILS SUBSTANTIAL RISKS. MARKET RISKS ARE INHERENT IN ALL SECURITIES TO VARYING DEGREES. NO ASSURANCE CAN BE GIVEN THAT THE FUND’S OR THE PORTFOLIO’S INVESTMENT OBJECTIVE WILL BE REALIZED.

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

The Investment Advisor believes that a disciplined due diligence and monitoring process is critical in identifying hedge funds capable of generating the returns required to meet the Fund’s and the Portfolio’s investment objective.

The Investment Advisor intends to allocate the Portfolio’s capital to Underlying Funds that employ a variety of investment strategies, including those that seek to capitalize on inefficiencies and pricing anomalies in securities and other financial instruments. The Investment Advisor will select Underlying Funds that follow other investment strategies if it believes that such investments are consistent with the Fund’s and the Portfolio’s investment objective.

Underlying Funds in which the Portfolio will invest may include limited partnerships, limited liability companies and similar entities managed by a single investment manager. Certain Underlying Funds in which the Portfolio will invest may be registered investment companies, including open-end registered investment companies (commonly referred to as “mutual funds”), closed-end investment companies and unit investment trusts (including “exchange-traded funds”), although it is anticipated that the Underlying Funds generally will not be registered investment companies. The Portfolio’s ability to invest in registered investment companies (including, without limitation, mutual funds, exchanged-trade funds and certain money market funds) will be limited by the Investment Company Act, which provides certain restrictions on the amount of securities of a registered investment company that another registered investment company may acquire. Underlying Funds that are not registered as

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investment companies under the Investment Company Act typically provide greater flexibility than mutual funds or exchange-traded funds with respect to the types of securities that may be owned, the types of trading strategies employed, and, in some cases, the amount of leverage that can be used. It is the understanding of the Fund and the Portfolio that the Underlying Funds that are not registered under the Investment Company Act are generally relying upon exemptions under Section 3(c)(1) and 3(c)(7) of the Investment Company Act.

The investment managers of the initial 25 Underlying Funds are all domestic entities that are either registered or are currently in the process of registering under the Investment Advisors Act of 1940. None of the investment managers of the initial 25 Underlying Funds are affiliated with the Investment Advisor.

The Investment Advisor may invest a portion of the Portfolio’s assets in Underlying Funds, including other “fund of funds,” managed by the Investment Advisor or its affiliates. Such investments will only be made, if at all, upon the Portfolio obtaining any necessary exemptive relief or assurance from the SEC. There can be no assurance that the SEC will issue such an exemptive order or assurance if the Portfolio elects to seek either.

Set forth below are descriptions of certain of the investment strategies utilized by investment managers in the equity long/short, event driven, and relative value trading sectors. Other strategies may be employed as well. There can be no assurance that the investment managers will succeed in any of these strategies.

Equity Long/Short Strategies

Equity long/short hedge funds make long and short equity investments, often based on the investment manager’s assessment of fundamental value compared to market price. It is expected that the investment managers will employ a wide range of styles. For example, investment managers may (i) focus on companies within specific industries; (ii) focus on companies only in certain countries or regions; or (iii) employ a more diversified approach, allocating assets to opportunities across investing styles, industry sectors and geographic regions.

Event Driven Strategies

Event driven strategies seek to identify security price changes resulting from corporate events such as restructurings, mergers, takeovers, spinoffs and other special situations. Corporate event arbitrageurs generally choose their investments based on their perceptions of the likelihood that the event or transaction will occur, the amount of time that the process will take and the perceived ratio of return to risk. Strategies that may be utilized in the event driven sector include merger arbitrate, high yield/distressed securities, and special situations, each of which is described in greater detail below.

Merger Arbitrage.  Merger arbitrageurs seek to capture the price spread between current market prices and the value of securities upon successful completion of a takeover or merger transaction. The availability of spreads reflects the unwillingness of other market participants to take on transaction-based risk, i.e., the risk that the transaction will not be completed and the price of the company being acquired will fall. Merger arbitrageurs evaluate this risk and seek to create portfolios that reduce specific event risk.

High Yield/Distressed Securities. High yield/distressed securities strategies invest in debt or equity securities of firms in or near bankruptcy. Investment managers differ in terms of the level of the

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capital structure in which they invest, the stage of the restructuring process at which they invest, and the degree to which they become actively involved in negotiating the terms of the restructuring.

Special Situations. Special situations such as spin-offs and corporate reorganizations and restructurings offer additional opportunities for event driven managers. Often these strategies are employed alongside merger arbitrage or distressed investing. An investment manager’s ability to evaluate the effect of the impact and timing of the event and to take on the associated event risk is the source of the returns. Investment managers differ in the degree to which they hedge the equity market risk of their portfolios.

Relative Value Strategies

Relative value strategies seek to profit from the mispricing of financial instruments, capturing spreads between related securities that deviate from their fair value or historical norms. Directional and market exposure is generally held to a minimum or completely hedged. Strategies that may be utilized in the relative value sector include convertible arbitrage, equity arbitrage, and fixed-income arbitrage, each of which is described in greater detail below.

Convertible Arbitrage. Convertible bond arbitrage strategies consist of buying convertible bonds and shorting an appropriate number of shares of the issuer’s common stock. The stock short sale is intended to hedge the stock price risk arising from the equity conversion feature of the convertible bond. Due to the bond features of convertibles, credit and interest rate risk may also be hedge.

Equity Arbitrage.  Equity arbitrage strategies try to avoid market direction influences and seek to generate returns primarily from stock selection. Investment managers construct long and short baskets of equity securities they determine to be mispriced relative to each other, typically with similar characteristics. Portfolios are generally designed to exhibit zero or low beta to equity markets. Beta measures the degree to which an asset’s price changes when a reference asset’s price changes. For example, a beta greater than one suggests that for every 1% change in the reference asset’s price, the asset will move greater than 1%.

Fixed-Income Arbitrage. Fixed-income arbitrage strategies seek to exploit pricing anomalies that might exist across fixed-income securities and their related derivatives. Although some fixed-income strategies are based on macroeconomic considerations, the strategies are primarily quantitative in nature, and financial modeling is an integral component. Opportunities in fixed-income instruments to baskets of securities are found when securities deviate from historical relationships or fair value as determined by the investment manager. These relationships can be temporarily distorted by exogenous shocks to fixed-income supply and demand or by structural change in the fixed-income market.

Multi-Strategy.  Multi-strategy investment managers invest across a range of strategies. The investment managers tend to be more opportunistic in targeting specific relative value strategies during differing market environments. In addition, these Investment Managers may have exposure that have traditionally been described as being within the event driven sector, such as merger arbitrage, high yield/distressed securities and other special situations.

OVERVIEW OF THE INVESTMENT PROCESS

The Investment Advisor will employ a dynamic investment process which includes investment manager selection, portfolio design and ongoing risk analysis and monitoring. The Investment Advisor has over 14 years of experience in constructing diversified portfolios by selecting, allocating among,

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and monitoring absolute return-oriented or “skill-based” investment managers. The Investment Advisor has also developed proprietary computer systems, operating capabilities, proprietary hedge fund indices and “cluster analysis” to assist them in identifying and monitoring underlying hedge fund managers. SYSTEMPASS, a proprietary database in development since 1991 is the backbone of the manager selection and monitoring process. SYSTEMPASS contains approximately 16,500 hedge fund manager track records as well as automated methods for the selection and monitoring or managers.

The Investment Advisor seeks to identify investment managers to which it may allocate Portfolio assets through investments in Underlying Funds that they manage or as subadvisers. The investment manager selection process includes a review by the Investment Advisor’s team of professionals, which may include representatives of its investment manager selection, risk and quantitative analysis, compliance, tax, legal, finance and operations areas.

The Investment Advisor believes that a systematic due diligence and monitoring process is crucial in the identification and selection of superior investment managers capable of generating the returns required to meet the Portfolio’s objective. The Investment Advisor’s approach to advisor allocation relies on a well-researched, unique theoretical foundation that supports and guides every function within its portfolio management services. The Investment Advisor believes its manager selection process is unique in several important respects. The Investment Advisor has developed a sophisticated and proprietary quantitative analysis methodology that incorporates statistical measurement processes known as HEDGE FUND ALPHA, HEDGE FUND BETA and PARK RATIO, which are all patent pending. In simple terms, this process provides a ranking of the universe of available advisors and/or underlying hedge fund managers that acts as an initial screening. This ranking rewards uniqueness of an advisor’s returns with respect to its peer group (often referred to as “alpha”), thus leading to low inter-advisor correlations. The ranking also normalizes for advisor volatility, which favors those advisors that can provide the highest return for the least risk.

The Investment Advisor screens the universe of available advisors to determine that the advisors selected derive profits by processing information rather than depending upon market direction. The Investment Advisor views the advisors it selects as a distinct asset class because they perform a clearly discernible function (information processing); exhibit unique, definable fundamental characteristics (no reliance on market direction to generate returns); and generate performance that provides evidence of their uniqueness (low or no correlation to the performance of the overall stock or bond markets). By allocating to advisors that fall into this asset class, the Investment Advisor portfolios provide an INFORMATION PROCESSING PREMIUM (similar to a risk or liquidity premium) that does not depend upon market direction.

The Investment Advisor also is unique because it does not rank investment managers based on return and Sharpe ratio. Despite its popularity and widespread use, the Investment Advisor research shows that Sharpe ratio has several flaws that do not contribute to building a superior portfolio. Sharpe ratio is a comparison statistic that compares the performance of two managers at a time. Sharpe ratio and other comparison statistics answer the question, “Which manager is the best?” However, these statistics do not give any insight into the more meaningful question of which combination of managers contribute to an optimal portfolio of managers that outperforms the passive benchmark. The Investment Advisor uses portfolio measurements such as HEDGE FUND ALPHA, HEDGE FUND BETA and PARK RATIO because they have a basis in portfolio theory and have been proven (both statistically and in real-time fund management) to select the managers that contribute to an optimal portfolio.

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In making its selections and in addition to the screenings and analyses described above, the Investment Advisor also conducts a rigorous, qualitative due diligence review. Through its extensive interview process, the Investment Advisor evaluates such subjective (or non-quantitative) factors as the character of each potential advisor’s trading method, reputation, overall performance, markets and instruments traded, fee structure, redemption provisions, amount of funds under management and past and current business relationships.

In pursuing the Fund’s allocation strategy, the Investment Advisor recognizes that many of the most successful advisors reach a limit of funds under management beyond which they are unwilling to accept new investment and that all successful advisors begin to place more and more limitations on investments as the amount of assets under management increases. The Investment Advisor therefore has established investment positions and relationships with advisors that should enhance the Portfolio’s ability to access advisors that would otherwise limit or restrict investment into their programs.

While the advisor selections ultimately will be made on the basis of the Investment Advisor’s subjective assessments of the available advisors, the Investment Advisor also considers statistical data regarding the degrees of correlation among the advisors’ records. The Investment Advisor will evaluate, on an ongoing basis, the desirability of reallocating the Portfolio’s assets among the advisors, allocating existing or new assets to or among additional advisors and the desirability of retaining additional or replacement advisors based on its evaluation of which available advisors have the best prospects for profitability and other factors. The Investment Advisor will follow no fixed policies in allocating and reallocating the Portfolio’s assets and will in all cases be guided to its subjective judgment.

In determining the relative allocations of capital to each investment manager, the Investment Advisor considers the risk and return characteristics of each of the investment managers, including the average expected volatility of returns, drawdown patterns and liquidity and leverage characteristics. In addition, the Investment Advisor considers how each investment manager’s returns are expected to correlate to the other investment managers in the portfolio. It is expected that allocations will vary significantly over time as returns for different investment managers vary. The Investment Advisor also may adjust allocations from time to time when it deems it appropriate to do so. In addition, it is expected that individual allocations will grow larger or smaller as each investment manager’s performance varies over time.

The identity and number of the investment managers and Underlying Funds may change materially over time. The Investment Advisor may withdraw from or invest in different Underlying Funds without prior notice to or the consent of the Portfolio or the members of the Portfolio, including the Fund and its Shareholders.

The Investment Advisor may invest a substantial portion of the Portfolio’s assets with investment managers who may have limited track records and Underlying Funds with limited operating histories. In such cases, the investment managers or individual members of their management teams generally will have had, in the Investment Advisor’s opinion, significant relevant experience trading in the strategies that such investment managers are expected to utilize. However, the Fund is not able to ensure Shareholders that each of the investment managers, even those with longer track records, will perform as expected or not undertake actions that would not be in the best interest of the Fund or the Shareholders.

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POTENTIAL BENEFITS OF INVESTING IN THE FUND

An investment in the Fund enables investors to invest in investment managers whose services generally are not available to the investing public, whose investment funds may be closed from time to time to new investors or who otherwise may place stringent restrictions on the number and type of persons whose money they will manage. An investment in the Fund also enables investors to invest with a number of investment managers without incurring the high minimum investment requirements that investment managers typically would impose on investors.

In addition to benefiting from investment manager’s individual investment strategies, the Fund as a whole should achieve the benefits of exposure to a number of different investment styles and investment managers. By investing through multiple investment managers, the Fund may reduce the volatility inherent in a direct investment with a single investment manager.

RISK FACTORS

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Risks Associated With The Fund

Reliance on the Investment Advisor. The likelihood that Shareholders will realize income or gain from investing in the Fund will depend on the investment performance of the Portfolio. The likelihood that the Portfolio will realize income or gain from its investments will depend on the selection and monitoring of Underlying Funds by the Investment Advisor and the acumen and expertise of its primary portfolio manager, the Managing Director of Asset Allocation, Markus Karr. If Mr. Karr were to cease working for the Investment Advisor, the Investment Advisor may not be able to hire a qualified replacement, or may require an extended period of time to do so.

Investment Advisor. The Investment Advisor and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, “Other Accounts”). As a result, the Investment Advisor and Mr. Karr may have conflicts of interest in allocating their time and activity between the management of the Fund and the management of Other Accounts. The Investment Advisor and its staff will devote only so much time to the management of the Fund as in their judgment is necessary and appropriate. In addition, the Investment Advisor may charge the Other Accounts fees that are lower than those charged by the Fund.

Master/Feeder Structure. The Portfolio may accept investments from other investors (including other feeder funds), in addition to the Fund. Because each feeder fund can set its own transaction minimums, feeder-specific expenses, and other conditions, one feeder fund could offer access to the Portfolio on more attractive terms, or could experience better performance, than another feeder fund. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund will have more voting power than the Fund over the operations of the Portfolio. If other feeder funds tender for a significant portion of their shares in a repurchase offer, the assets of the Portfolio will decrease. This could cause the Fund’s expense ratio to increase to the extent contributions to the Portfolio do not offset the cash outflows.

Limited Liquidity For Shareholders. The Fund is a closed-end investment company designed primarily for long-term investors. Units of the Fund will not be traded on any securities exchange or

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other market. With very limited exceptions, Shares are not transferable and liquidity will be provided only through limited quarterly repurchase offers. Furthermore, such limited liquidity for Fund shareholders will generally be subject to or controlled by decisions made by the Portfolio’s Board of Directors.

Limited Ability to Examine or Verify the Valuations Provided By the Underlying Funds. Generally, the Portfolio, its Investment Advisor and the Administrator will not have sufficient information in order to be able to confirm or review the accuracy of the valuations provided by the investment managers of the Underlying Funds. The investment managers’ information could be inaccurate due to fraudulent activity, misevaluation or inadvertent error. In any case, the Portfolio may not discover errors for a significant period of time. Even if the Investment Advisor elects to cause the Portfolio to redeem or sell its interest in such Underlying Fund, the Portfolio may be unable to redeem or sell interests in such Underlying Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the investment manager’s valuations, and the Board of Directors may, in its discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by investment managers could have a material adverse effect on the Portfolio and the Fund if the investment manager’s, the Investment Advisor’s or the Portfolio’s judgments regarding valuations should be incorrect. Persons who are willing to assume such risks should not make an investment in the Fund.

No Operating History. While the Investment Advisor has been in the business of managing fund of funds strategies since 1991, the Fund has no operating history on which you might evaluate its performance. There can be no assurance that the Fund’s investment objective will be realized or that the Fund’s investment strategy will prove successful. No assurance can be given that the Fund’s investments in the Portfolio will generate any income or appreciate in value.

Tax Liability and Borrowings. The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to qualify as such, the Fund must, among other things, (a) distribute with respect to each taxable year at least 90% of the sum of the Fund’s taxable net investment income, its net tax-exempt income, and the excess, if any of net short-term capital gains over net long-term capital losses for such year (the “Distribution Test”), and (b) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses ((i) and (ii) together, the “Diversification Test”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed in a timely manner to Shareholders.

The Fund may make short-term investments in U.S. Government securities prior to the end of each fiscal quarter in an amount such that the Fund’s total assets will meet the Diversification Test, and then sell such U.S. Government securities immediately following the end of each such fiscal quarter. The Fund expects that it will enter into a line of credit in order to make the quarterly purchases of U.S. Government securities. The Investment Company Act provides that the value of the investment

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company’s total indebtedness may not exceed one-third of the value of its total assets, including indebtedness (the “Asset Coverage Requirement”). This borrowing and any other borrowing of the Fund would be subject to the Asset Coverage Requirement. In the event that the asset coverage declines to less than the Asset Coverage Requirement, the Fund may be required to sell a portion of its investments at a time when it may be disadvantageous to do so. Money borrowed under this line of credit will be subject to interest costs that may or may not be recovered by appreciation of or income from the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit, either of which requirements would increase the cost of borrowing over the stated interest rate. In the event that the Fund incurs debt to fund repurchases of Shares, the Asset Coverage Requirement and the foregoing risks would be applicable to such borrowing, except that since the proceeds from the borrowing will be used for repurchases of Shares, no securities will be purchased with such proceeds to offset the expenses of the borrowing.

If the Fund fails to qualify as a regulated investment company that is accorded special tax treatment in any taxable year, the Fund will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to Shareholders as ordinary income. If the Fund fails to meet the Diversification Test as of its first fiscal quarter end, the Fund will not be able to qualify at a later date. In addition, if the Fund should fail to meet the Diversification Test as of any other fiscal quarter end, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. The Fund must receive timely and accurate information from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, in order for the Fund to satisfy the Distribution Test. Although the Fund intends to estimate the amount of distributions it needs to make to satisfy the Distribution Test in any taxable year if the Underlying Funds delay providing such information to the Portfolio or provides inaccurate information, the Fund may not satisfy the Distribution Test and thus may fail to qualify as a regulated investment company in that taxable year.

Also, a regulated investment company that qualifies for special tax treatment under the Code but fails to distribute a sufficient amount of its ordinary income and net capital gain income is subject to a 4% excise tax on such undistributed amounts. The Fund generally must receive information on a timely basis from the Portfolio, which in turn must receive timely and accurate information from the Underlying Funds, to make sufficient distributions to avoid the imposition of this 4% excise tax. Although the Fund intends to estimate the amount of distributions it must made to avoid the excise tax, if the Portfolio delays providing this information to the Fund, or the Underlying Funds delay providing this information to the Portfolio, or if there are differences between the taxable year of the Fund and that of the Portfolio or the Underlying Funds, the Fund may not be able to make distributions sufficient to avoid the imposition of the excise tax.

Risks Associated With The Portfolio

Illiquidity of Portfolio’s Holdings. The Portfolio intends to invest substantially all of its available capital in securities of private investment partnerships. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Portfolio may not be able to resell some of its securities holdings for extended periods, which may be several years.

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Investment Advisor. The Investment Advisor and certain of its investment professionals also carry on substantial investment activities for other accounts (collectively, “Other Accounts”). As a result, the Investment Advisor and Mr. Karr may have conflicts of interest in allocating their time and activity between the management of the Portfolio and the management of Other Accounts. The Investment Advisor and its staff will devote only so much time to the management of the Portfolio as in their judgment is necessary and appropriate.

There may be circumstances where the Investment Advisor or the portfolio manager invests a larger percentage of one or more of the Other Accounts’ respective assets than the Portfolio’s assets. The Investment Advisor also may consider participation by its Other Accounts in investment opportunities that the Investment Advisor does not intend to invest, or which are contrary to investments made, on behalf of the Portfolio, or vice versa. In addition, the Investment Advisor may charge the Other Accounts fees that are lower than those the Portfolio charges.

Underlying Fund Selection and Monitoring. The Investment Advisor employs a detailed analysis for the screening and monitoring of the Underlying Funds so that the Investment Advisor can monitor leverage levels, positions concentration and adherence to stated strategies. However, the Investment Advisor does not have access to nor control over the daily investment holdings of any of the Underlying Funds. As a result, there can be no assurance that the manager of any Underlying Fund will conform its conduct to the Underlying Fund’s stated strategies.

Limited Liquidity For Members. The Portfolio is a closed-end investment company designed primarily for long-term investors. Units of an Underlying Fund will not be traded on any securities exchange or other market. With very limited exceptions, Units are not transferable and liquidity will be provided only through limited quarterly repurchase offers.

Limited Operating History. While the Investment Advisor has been in the business of managing fund of fund strategies since 1991, the Portfolio has no operating history on which you might evaluate its performance. There can be no assurance that the Portfolio’s investment objective will be realized or that the Portfolio’s investment strategy will prove successful. No assurance can be given that the Portfolio’s investment portfolio will generate any income or appreciate in value.

Special Risks of the Portfolio’s Fund of Funds Structure. The Underlying Funds may not be registered as investment companies under the Investment Company Act and, therefore, the Fund and the Portfolio will not have the protections of the Investment Company Act with regard to these investments. Each Underlying Fund will pay any performance-based allocations or fees for which it is obligated irrespective of the performance of the other Underlying Funds and the Portfolio generally. Accordingly, an Underlying Fund with positive performance may be entitled to receive a performance allocation or fee from the Portfolio, and thus indirectly from the Fund and its Shareholders, even if the Fund’s and the Portfolio’s overall investment return is negative.

Risks Associated With The Underlying Funds

Investment Funds not Registered.  The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons, and requires that the investment company’s operations be supervised by a board of directors, a majority of whose members are independent of management. The Fund is itself subject to these restrictions. However, the underlying portfolio

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companies in which the Portfolio invests are not subject to the provisions of the Investment Company Act. In addition, although the SEC has adopted new rules that will require most of the investment managers of the Underlying Funds to register as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), there is expected to be a significant period of time before such registrations are complete. As an investor in the Underlying Funds managed by investment managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

The Underlying Funds generally are exempted from regulation under the Investment Company Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are considerably lower, As a result, the Fund provides an avenue for investing in Underlying Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment.

In addition, the Underlying Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. It is anticipated that the Underlying Funds in which the Fund will invest generally will maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any such brokerage firm could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an investment manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by an investment manager to its own use. There can be no assurance that the investment managers or the entities they mange will comply with all applicable laws and that assets entrusted to the investment managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Underlying Funds than might normally be available through investments in registered investment company vehicles.

Valuation of the Fund’s Interests in Investment Funds.  The valuation of the Fund’s investments in the Underlying Funds is ordinarily determined based upon valuations provided by the investment managers of such Underlying Funds. Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and will be valued by the investment managers. In this regard, an investment manager may face a conflict of interest in valuing the securities as their value will affect the investment manager’s compensation. Valuations of the securities may be subjective and could prove in hindsight to have been wrong, and at times by significant amounts. The Portfolio will establish a committee approved by the Board of Directors of the Portfolio to oversee the valuation of the Fund’s investments (the “Fair Value Pricing Committee”), which will be comprised of at least one member of the Board of Directors as well as various officers and representatives of the Portfolio’s service providers. The members of the Fair Value Pricing Committee may face conflicts of interest in

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overseeing the valuation of the Portfolio’s investments, as the value of the Portfolio’s investments will affect the Investment Advisor’s compensation. Although prior to investing in any Underlying Fund, the Investment Advisor will conduct a due diligence review of the valuation methodology utilized by such investment fund, no assurances can be given that the Investment Advisor will be given access to necessary aspects of the Underlying Fund’s systems, that such due diligence review will ascertain whether accurate valuations will be provided by such Underlying Funds to the Investment Advisor, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. Moreover, neither the Fair Value Pricing Committee nor the Investment Advisor will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by investment managers. In addition, the net asset values or other valuation information received by the Fair Value Pricing Committee from an Underlying Fund are typically estimated, and may be subject to later adjustment or revision by the Underlying Fund. Any such adjustment or revision will result in either an increase or decrease in the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment.

If an investment manager’s valuations are consistently delayed or inaccurate, the Investment Advisor will consider whether the Underlying Fund continues to be an appropriate investment for the Fund. However, the Investment Advisor may elect in its sole discretion to have the Fund retain its investment in the Underlying Fund. The investment manager’s information could be inaccurate due to fraudulent activity, misevaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Investment Advisor elects to cause the Fund to redeem or sell its interests in such an Underlying Fund, the Fund may be unable to redeem or sell interests in such an Underlying Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the investment manager’s valuation, and the Fair Value Pricing Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by investment managers could have a material adverse effect on the Fund if the investment manager’s, the Investment Advisor’s or the Fund’s judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Market Risks. The profitability of a significant portion of the Portfolio’s investment program will depend to a great extent on the correct assessment of the future course of price movements of securities and other instruments. There can be no assurance that managers of the Underlying Funds will be able to accurately predict these price movements.

Small Cap Securities. The Underlying Funds may invest in companies with modest capitalization. While small companies can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk, potential price volatility and trading costs. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations.

Leverage; Borrowing. The Underlying Funds are authorized to borrow money to meet repurchase requests and for cash management purposes. While borrowings are outstanding for these purposes, the Underlying Funds will be permitted to reinvest the proceeds of the sale of securities or new sales of

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Units and, thus, may employ leverage. To the extent that the Underlying Funds use leverage, the value of their net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If an Underlying Fund’s investments decline in value, the loss will be magnified if the Underlying Fund has borrowed money to make its investment. In addition, an Underlying Fund’s performance may be adversely affected if it is not able to repay borrowings or if it is forced to sell investments at disadvantageous times in order to repay borrowings.

Hedging Strategies. The Underlying Funds may engage in short sales, the use of derivatives, trading in index futures and index options, and the use of leverage and other strategies from time to time in order to “hedge” or offset investment risk. Successful use of these instruments depends on the manager of the Underlying Fund’s ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. In adverse circumstances the use of derivatives may result in sudden and severe losses to the Underlying Funds employing these strategies.

Foreign Investments. An Underlying Fund may invest in foreign securities that are generally denominated in foreign currencies, and American Depository Receipts (“ADRs”) traded on U.S. securities exchanges. Such investing involves certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include fluctuation in exchange rates of foreign currencies, less public information about issuers of securities, less governmental supervision of foreign issuers, lack of uniform accounting, auditing and financial reporting standards, the possible expropriation of assets or confiscatory taxation by a host government, the possible imposition of foreign taxes, and political risks associated with the countries in which foreign issuers are located.

Restricted Securities. An Underlying Fund may invest in restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of similar securities that are publicly traded. No assurance can be given that any such restricted securities will be eligible for resale or otherwise to be traded on a public market even if a public market for the securities were to develop.

Performance Fees. Most of the Underlying Funds will pay a performance based fee. In certain cases, managers may be paid a fee based on appreciation during the specific measuring period without taking into account losses occurring in prior measuring periods, although the Investment Manager anticipates that managers who charge such fees will take into account prior losses. These fee arrangements may create an incentive for such managers to make investments that are riskier or more speculative than if a performance based fee were not paid.

Portfolio Turnover. The Underlying Funds are expected to have higher portfolio turnover than many other investment funds. The Underlying Funds will incur brokerage commissions and other transaction costs that generally will be higher than those incurred by investment funds with lower portfolio turnover rates. In addition, a high portfolio turnover will result in special tax considerations. See “Taxes” in the Fund’s Statement of Additional Information.

For additional information regarding Risk Factors, please see the Fund’s Statement of Additional Information.

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INVESTMENT RESTRICTIONS

The Fund has adopted certain non-fundamental investment restrictions, which cannot be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote, at an annual or a special meeting of the security holders of the Fund duly called, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or of (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. As a matter of fundamental policy, the Fund may not:

1.             invest more than 15% of its net assets in any one security, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

2.             invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Fund’s investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

3.             issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Fund will not issue senior securities representing indebtedness, except that: (a) the Fund may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of “senior securities” representing indebtedness, and (b) the Fund may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Shares.

4.             underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of portfolio securities received pursuant to an “in kind” distribution.

5.             make loans of money or securities to other persons, except through purchasing fixed-income securities or entering into repurchase agreements in a manner consistent with the Fund’s investment policies.

6.             purchase or sell commodities or commodity contracts; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell commodities or commodity contracts through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

7.             purchase or sell real estate or interests therein; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell real estate or interests therein through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund. As a matter of fundamental policy, the Portfolio may not:

1.             invest more than 15% of its net assets in any one Underlying Fund.

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2.             invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Portfolio’s investments in Underlying Funds.

3.             issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Portfolio will not issue senior securities representing indebtedness, except that: (a) the Portfolio may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of “senior securities” representing indebtedness, and (b) the Portfolio may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Units.

4.             underwrite securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

5.             make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio’s investment policies.

6.             purchase or sell commodities or commodity contracts, except, subject to the Investment Advisor’s registration with the CFTC, that it may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts; however, this restriction shall not apply to Portfolio to the extent that it may purchase or sell commodities or commodity contracts through Underlying Funds.

7.             purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein; however, this restriction shall not apply to the Portfolio to the extent that it may purchase or sell real estate or interests therein through Underlying Funds.

THE OFFERING – SHARES OF THE FUND

The Fund is offering $100,000,000 of Shares through brokers, dealers and certain financial institutions, that have entered into selling agreements with the Fund (“Selling Agents”). See “Plan of Distribution” in the SAI. The minimum initial investment in the Fund by any investor is $25,000. The Fund may accept orders for any lesser amount. The purchase price for Shares sold on the initial closing date will be $10 per Share and thereafter the purchase price for Shares will be based on the net asset value per Share as of the date such Shares are purchased.

Subsequent to the initial public offering of the Fund, Shares will generally be offered for purchase as of the first day of each calendar month, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Each initial or subsequent purchase of Shares will be payable in one installment which will generally be due prior to the proposed acceptance of the purchase. A prospective investor must submit a completed investor certification before the acceptance date set by the Fund. The Fund reserves the right, in its sole discretion, to reject any subscription to purchase Shares in the Fund at any time. Although the Fund may, in its sole discretion, elect to except a subscription prior to receipt of cleared funds, an investor will not become a Shareholder until cleared funds have been received.

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Pending the closing of the initial public offering or any subsequent offering, funds received from prospective investors will be placed in an interest bearing account with the Fund. On the date of any closing, the balance in the account with respect to each investor whose investment is accepted, including any interest earned by such investor, will be invested in the Fund on behalf of such investor.

In connection with the sale of Shares, the Investment Advisor (or one of its affiliates) may make one-time payments from its own resources to the Fund or Selling Agents of up to 1% of the value of the Shares sold by them. In addition, the Investment Advisor (or one of its affiliates) may make ongoing payments to Selling Agents from its own resources in an amount up to 1% per annum of the aggregate value of the Shares held by Shareholders that are customers of those Selling Agents (less the amount of any investor servicing fees paid to them by the Fund). These payments will not be an obligation of the Fund or the Shareholders.

INVESTOR QUALIFICATIONS

Each prospective investor in the Fund will be required to certify that it is a U.S. person for federal income tax purposes and a “qualified client” within the meaning of Rule 205-3 under the Advisers Act. A “qualified client” is, among other categories, (i) a natural person or company (other than an investment company) that represents that it has a net worth (together, in the case of a natural person, with assets held jointly with a spouse) of more than $1,500,000; (ii) a person who has at least $750,000 under the Investment Advisor’s or its affiliates’ management, including any amount invested in the Fund; (iii) a person who is a “qualified purchaser” as defined by the Investment Company Act and the rules thereunder; and (iv) certain knowledgeable employees who participate in the Investment Advisor’s activities. Investors who meet such qualifications are referred to in this Prospectus at “Eligible Investors.” The qualifications required to invest in the Fund will appear in an investor certification that mush be completed by each prospective investor. The investor certification is contained in Appendix A of this Prospectus. Existing Shareholders who wish to purchase additional Shares will be required to qualify as “Eligible Investors” and to complete an additional investor certification prior to the additional purchase.

RESTRICTIONS ON TRANSFERS

With very limited exceptions, Shares are not transferable. Shareholders will have no right to require the Fund to permit a transfer of their Shares. See “Redemptions, Repurchases of Shares and Transfers” in the SAI for additional information.

REDEMPTIONS AND REPURCHASES OF SHARES

No Right of Redemption. No Shareholder or other person holding a Share will have the right to require the Fund to redeem that Share or portion thereof. There is no public market for Shares, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below and more fully in the Statement of Additional Information.

Repurchases of Shares. The Board of Trustees may, from time to time and in their sole discretion, cause the Fund to offer to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at times and on terms and conditions as they establish. However, because all or substantially all of the Fund’s assets will be invested in the Portfolio, the Fund will generally find it

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necessary to liquidate a portion of its Portfolio Units in order to satisfy repurchase requests. Because Portfolio Units may not be transferred, the Fund may withdraw a portion of its Portfolio Units only pursuant to repurchase offers by the Portfolio. Therefore, the Fund does not expect to conduct a repurchase offer for Shares unless the Portfolio contemporaneously conducts a repurchase offer for Portfolio Units. In determining whether the Fund should offer to repurchase Shares, the Board of Trustees will consider the recommendation of the Investment Advisor. The Investment Advisor expects that it will not recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders prior to December 31, 2006. THE FIRST DATE THAT SHARES WILL BE ELIGIBLE FOR REPURCHASE BY THE FUND, REGARDLESS OF WHEN THE SHARES WERE PURCHASED, WILL BE ON DECEMBER 31, 2006  Thereafter, the Investment Advisor expects that generally it will recommend to the Board of Trustees that the Fund offer to repurchase Shares from Shareholders four times each year, effective March 31, June 30, September 30 and December 31. Board of Trustees will recommend the repurchase of Shares from Shareholders of the Fund only if the Portfolio makes an offer to repurchase. The Fund does not expect to make a repurchase offer that is larger than the portion of the Portfolio’s corresponding repurchase offer expected to be available for acceptance by the Fund. Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on the Portfolio’s repurchase offers.

Subject to the considerations described above, the aggregate value of Shares to be repurchased at any time will be determined by the Board of Trustees in its sole discretion, and such amount may be a percentage of the value of the Fund’s outstanding Shares. Therefore, the Fund may determine not to conduct a repurchase offer at a time that the Portfolio conducts a repurchase offer. The Fund may also elect to repurchase less than the full amount that a Shareholder requests to be repurchased. If a repurchase offer is oversubscribed by a Shareholder, the Fund will repurchase only a pro rate portion of the Shares tendered by each Shareholder.

As discussed above, in determining whether the Portfolio should offer to repurchase Units from its members pursuant to written requests, the Portfolio Board of Directors will consider the recommendation of the Investment Advisor. The Portfolio Board of Directors or the Board of Trustees also will consider the following factors, among others, in determining whether to repurchase Units or Shares, as applicable, and the amount of Units or Shares to be repurchased:

•	Whether any Shareholders of the applicable Fund have requested to tender shares in such Fund or portions thereof to the Fund;

•	The liquidity and working capital requirements of the applicable Fund;

•	The relative economies of scale of the repurchase requests with respect to the size of the applicable Fund;

•	The past practice of the applicable Fund in repurchasing shares in such Fund;

•	The condition of the securities markets and the economy generally, as well as political, national or international developments or current affairs;

•	The anticipated tax consequence of any proposed repurchases of interests in the applicable Fund; and

•	In the case of the Portfolio Board of Directors, the Portfolio’s investment plans, the liquidity of its assets (including fees and costs associated with withdrawing from Underlying Funds and/or

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disposing of assets allocated to Subadvisers), and the availability of information as to the value of its interests in Underlying Funds.

NET ASSET VALUATION

The Fund will repurchase Shares or portions thereof from Shareholders pursuant to written tenders (received by the Board at least thirty-five (35) days prior to the applicable repurchase date) on terms and conditions that the Board determines to be fair to the Fund and to all Shareholders or persons holding Shares acquired from Shareholders, or to one or more classes of Shareholders, as applicable. THE FIRST DATE THAT SHARES WILL BE ELIGIBLE FOR REPURCHASE BY THE FUND, REGARDLESS OF WHEN THE SHARES WERE PURCHASED, WILL BE ON DECEMBER 31, 2006. The value of a Shareholder’s Share (or the portion thereof) that is being repurchased is equal to the value of the Share as of the Valuation Date (as defined below), after giving effect to all allocations that are made as of such date. When the Board determines that the Fund shall repurchase Shares or portions thereof, notice will be provided to Shareholders describing the terms thereof, containing information Shareholders should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate. Shareholders who are deciding whether to tender their Shares or portions thereof during the period that a repurchase offer is open may ascertain the approximate net asset value of their Shares by contacting the Investment Advisor prior to the date upon which such Shareholder must decide whether to participate in the repurchase opportunity. Under the repurchase procedures described below, Shareholders will have to decide whether to tender their Shares for repurchase without the benefit of having current information regarding the value of the Shares as of a date proximate to the Valuation Date. In addition, there will be a substantial period of time between the date as of which Shareholders must tender their Shares and the date they can expect to receive payment for their Shares from the Fund.

Repurchases of Shares or portions thereof from Shareholders by the Fund may be made at the discretion of the Fund, and may be paid in cash or by the distribution of securities in-kind or partly in cash and partly in-kind. However, the Fund does not expect to distribute securities in-kind except in the unlikely event that making a cash payment would result in a material adverse effect on the Fund or on Shareholders not tendering Shares for repurchase. Repurchases will be effective after receipt and acceptance by the Fund of all eligible written tenders of Shares or portions thereof from Shareholders. Any in-kind distribution of securities may consist of marketable or non-marketable securities (valued in accordance with the Declaration of Trust), which will be distributed to all tendering Shareholders on a PRO RATA basis. The Fund does not impose any charges in connection with repurchases of Shares or portions thereof.

Due to liquidity restraints associated with the Portfolio’s investments in Underlying Funds and the fact that the Fund may have to effect withdrawals from the Portfolio to pay for Shares being repurchased, each Fund presently expects to employ the following repurchase procedures:

(a)
Shareholders choosing to tender Shares (or portions thereof) for repurchase must do so by the date specified in the notice describing the terms of the offer (the “Expiration Date”) which generally will be thirty-five (35) days before the date as of which Shares are to be repurchased. The Shares (or portions thereof) will be valued as of the date on which Shares are to be repurchased (the “Valuation Date”), which is generally expected to be either March 31, June 30, September 30 or December 31;

(b)	Promptly after the Expiration Date, the Fund will give to each Shareholder whose Shares (or portions thereof) have been accepted for repurchase a promissory note (the “Promissory
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Note”) entitling the Shareholder to be paid an amount equal to the value, determined as of the Valuation Date, of the repurchased Share (or portions thereof).  The determination of the value of Shares as of the Valuation Date is subject to adjustment based upon the results of the next annual audit of the Fund’s financial statements.

(c)	The Promissory Note, which will be non-interest bearing and non-transferable, is expected to contain terms providing for payment at two separate times.

The first payment (the “Initial Payment”) will be in an amount equal to at least 90% of the estimated value of the repurchased Shares (or portions thereof), determined as of the Valuation Date. The Initial Payment will be made as of the later of (a) within 30 days after the Valuation Date, or (b) if the Fund has requested withdrawals of its capital from any Underlying Funds in order to fund the repurchase of Shares, within 10 business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Underlying Funds.

The second and final payment (the “Contingent Payment”) is expected to be in an amount equal to the excess, if any, of (a) the value of the repurchased Shares (or portions thereof), determined as of the Valuation Date and based upon the results of the annual audit of the Fund’s financial statements for the year in which the Valuation Date falls, over (b) the Initial Payment. It is anticipated that the annual audit of the Fund’s financial statements will be completed within 60 days after the end of each fiscal year of the Fund and that the Contingent Payment will be made promptly after the completion of the audit.

(d)
Although the amounts required to be paid by the Fund under the Promissory Note will generally be paid in cash, the Fund may under certain limited circumstances noted above pay all or a portion of the amounts due by the in-kind distribution of marketable or non-marketable securities.

The foregoing procedures may be amended by the Board from time to time and will be effective upon notification to the Shareholders.

Repurchases of Shares by the Fund are subject to certain regulatory requirements imposed by SEC rules. The Fund believes that the repurchase procedures described above comply with these requirements. However, if modification of the Fund’s repurchase procedures is deemed necessary to comply with regulatory requirements, the Board will adopt revised procedures designed to provide Shareholders substantially the same liquidity for Shares as would be available under the procedures described above.

ORGANIZATION AND DESCRIPTION OF SHARES

The Fund is a series of PARADIGM Funds Trust. PARADIGM Funds Trust is organized as a statutory trust established under Delaware law pursuant to a Declaration of Trust dated October 14, 2005 and is registered under the Investment Company Act. The Trustees of the Fund are responsible for the overall management and supervision of its affairs. The Fund currently has one class of shares of beneficial interest that may be issued in an unlimited number by the Trustees. There are no annual meetings of Shareholders, but special meetings may be held as required by law to elect or remove Trustees and consider certain other matters. Because the Fund invests in the Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, the Fund will hold a meeting of its Shareholders to consider the Portfolio matter and

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then vote its interest in the Portfolio in proportion to the votes cast by its Shareholders. The Fund can withdraw from the Portfolio at any time. Shareholders are entitled to one vote for each full Share held. Fractional Shares may be voted proportionately. Each Share participates ratably with all other outstanding Shares in the Fund’s profits and losses and has the redemption rights described above. No conversion or preemptive rights exist in connection with any Shares. All Shares, when duly issued, will be fully paid and nonassessable.

DISTRIBUTIONS

The Fund intends to declare daily and distribute annually substantially all of its net investment income. Net capital gains, if any, will be distributed at least annually.

MANAGEMENT FEE

The Fund will not pay a Management Fee directly to the Investment Advisor. The Fund will pay its proportionate share of the Portfolio’s Management Fee. Pursuant to its Investment Advisory Agreement with the Portfolio, the Investment Advisor is entitled to receive a monthly management fee (the “Management Fee”). The Management Fee is equal to 1/12th of 1.25% of the net asset value of each of the Portfolio’s Units.

For purposes of determining the Management Fee, net assets of the Portfolio will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of net assets as reported by the sponsors of the Underlying Funds. The overall fees payable by the Shareholders, including their proportionate share of the Portfolio’s Management Fee, may be higher than those paid by other registered investment companies but may be lower than those paid by many private investment funds with similar investment policies.

FUND EXPENSES

Organizational and operating expenses of the Fund will be paid by the Fund, and therefore, indirectly by its Shareholders. The Fund will also bear certain ongoing offering costs associated with any periodic offering of Fund interests.

PRIOR PERFORMANCE OF SIMILAR FUND

The table that follows presents prior performance data for PARADIGM Multi Strategy Fund (“PMSF”), a multi-manager, multi-strategy fund of hedge funds which is managed by the Investment Advisor with investment objectives, policies and strategies substantially similar to that of the Portfolio except that PMSF allocates its assets among 44 investment managers and the Portfolio will initially only invest in 25 Underlying Funds. The information presented below is based on actual performance data provided by the Investment Advisor. PMSF IS A LIMITED LIABILITY COMPANY THAT IS TREATED AS A PARTNERSHIP FOR FEDERAL INCOME TAX PURPOSES. PMSF IS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT. AS A NON-REGISTERED ENTITY, PMSF IS NOT SUBJECT TO THE INVESTMENT RESTRICTIONS AND THE REGULATORY REQUIREMENTS OF THE INVESTMENT COMPANY ACT. THE TABLE DOES NOT REFLECT THE INVESTMENT PERFORMANCE OF THE FUND OR THE PORTFOLIO AND SHOULD NOT BE CONSIDERED AS AN INDICATION OF FUTURE PERFORMANCE OF THE FUND OR THE PORTFOLIO OR AS A SUBSTITUTE FOR THE FUND’S OR THE PORTFOLIO’S PERFORMANCE. IN ADDITION, FUTURE INVESTMENTS IN THE FUND AND THE PORTFOLIO WILL BE MADE UNDER

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DIFFERENT ECONOMIC CONDITIONS AND IN DIFFERENT ECONOMIC CYCLES WHICH WILL RESULT IN DIFFERENCES AMONG THE FUTURE PERFORMANCE OF THE FUND AND THE PORTFOLIO AND THE PAST PERFORMANCE OF PMSF. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

In addition, for comparison purposes, the table set forth below presents past performance data for HFRI Fund of Funds Composite Index (“HFRI Index”). The HFRI Index is a composite of funds selected from the over 1800 fund of funds that are tracked by Hedge Fund Research, Inc. The following sub-indicies are components of the HFRI Index:

HFRI Fund of Funds Conservative Index

This index consists of funds that primarily invest in funds that generally (i) engage in more “conservative” strategies such as Equity Market Neutral, Fixed Income Arbitrage, and Convertible Arbitrage and (ii) exhibit a lower historical annual standard deviation than the HFRI Index. A fund in the HFRI Fund of Funds Conservative Index shows generally consistent performance regardless of market conditions.

HFRI Fund of Funds Diversified Index

This index consists of funds that primarily invest in funds that generally (i) invest in a variety of strategies among multiple managers, (ii) have a historical annual return and/or a standard deviation generally similar to the HFRI Index and (iii) demonstrates generally close performance and returns distribution correlation to the HFRI Index. A fund in the HFRI Fund of Funds Diversified Index tends to show minimal loss in down markets while achieving superior returns in up markets.

HFRI Fund of Funds Market Defensive Index

This index consists of funds that primarily invest in funds that generally (i) engage in short-biased strategies such as short selling and managed futures and (ii) show a negative correlation to the general market benchmarks (S&P). A fund in the Fund of Funds Market Defensive Index exhibits higher returns during down markets than during up markets.

HFRI Fund of Funds Strategic Index

This index consists of funds that primarily invest in funds that generally (i) seek superior returns by primarily investing in funds that generally engage in more opportunistic strategies such as Emerging Markets, Sector specific, and Equity Hedge and (ii) exhibit a greater dispersion of returns and higher volatility compared to the HFRI Index. A fund in the HFRI Fund of Funds Strategic Index tends to outperform the HFRI Index in up markets and underperform the index in down markets.

To the extent expense waivers or reimbursements were in effect during the period indicated below, actual returns would have been lower had such expense waivers or reimbursements not been in effect. The performance shown below is net of expenses. The information should not be considered a prediction of the future performance of the Portfolio. The actual performance of the Portfolio may be higher or lower than that shown. Past performance of PMSF is no guarantee of future results of the Portfolio. Paradigm’s accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, may have adversely affected performance.

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PARADIGM’S RETURNS

	PMSF	HFRI Index

1 Year Trailing as of November 2005	3.64%	6.94%
3 Years Trailing as of November 2005	16.44%	26.57%
5 Years Trailing as of November 2005	23.99%	32.34%

PAST PERFORMANCE OF THE INITIAL 25 UNDERLYING FUNDS

The table that follows presents past performance data for each of the twenty-five Underlying Funds that the Investment Advisor initially intends to allocate its assets among. The information presented below is based on actual performance data provided by the Investment Advisor. The information should not be considered a prediction of the future performance of the Portfolio. The actual performance of the Portfolio may be higher or lower than that shown. The performance shown below does not include expenses of the individual Underlying Funds, and if it did, performance returns would have been lower. Past performance of the Underlying Funds is no guarantee of future results of the Portfolio.

Underlying Fund	Fund Inception Date	1 Year Trailing as of November 2005	3 Years Trailing as of November 2005	5 Years Trailing as of November 2005

Maple Leaf Macro Volatility Fund LLC	January 2004	2.65%	N/A	N/A

Bear Stearns High Grade Credit LP	October 2003	9.55%	N/A	N/A

Brookville Credit Opportunities LP	March 2003	3.98%	N/A	N/A

Sonar Parters LP	January 2004	14.58%	N/A	N/A

Eidesis Structured Credit Fund	September 2002	5.77%	170.75%	N/A
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Underlying Fund	Fund Inception Date	1 Year Trailing as of November 2005	3 Years Trailing as of November 2005	5 Years Trailing as of November 2005

MKP Opportunity LP	August 2001	3.06%	15.04%	N/A

Osprey Opportunity Fund, LP	October 2000	4.28%	22.18%	65.86%

Providence MBS Opportunities Fund, L.P.	March 2004	2.87%	N/A	N/A

SRS Strategic Opportunities LP	May 2002	0.10%	24.92%	N/A

Vicis Fund	August 2001	5.22%	32.99%	N/A

Banzai Partners LP	October 1998	10.00%	101.63%	130.80%

JL Partners LP	January 1996	5.67%	31.48%	41.55%

Davidson Kempner Partners LP	June 1994	9.30%	34.84%	50.02%

Venus Arbitrage Fund LP	January 2003	9.23%	N/A	N/A

Litchfield Capital Partners, L.P.	November 2002	4.70%	73.47%	N/A

DE Shaw Composite Fund LLC	March 2001	20.12%	59.86%	N/A

Mercury Real Estate Securities Fund LP	June 2004	27.71%	N/A	N/A

Apex Guotai Junan Greater China Fund LLC	May 2004	10.63%	N/A	N/A

Cypress Management LP	April 1995	10.14%	70.26%	75.96%

Chaparral Capital Partners LP	November 2002	4.95%	31.38%	N/A
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Underlying Fund	Fund Inception Date	1 Year Trailing as of November 2005	3 Years Trailing as of November 2005	5 Years Trailing as of November 2005

STG Capital Partners, LP	July 2002	12.19%	32.20%	N/A

Strategic Equity Conservative Fund, L.P.	September 2001	5.45%	27.59%	N/A

Structured Servicing Holdings LP	February 1998	7.30%	35.44%	113.65%

Thruway Partners, L.P.	April 1998	18.70%	47.28%	76.69%

Ventus LP	November 2001	10.17%	10.77%	N/A

The table that follows presents composite past performance data for the 25 Underlying Funds on a gross returns basis.

Time Frame	Return

1 Year Trailing (as of November 2005)	8.77%

3 Years Trailing (as of November 2005)	47.56%

5 Years Trailing (as of November 2005)	N/A

Calendar Year 2001	14.18%

Calendar Year 2002	11.86%

Calendar Year 2003	18.60%

Calendar Year 2004	13.18%

Calendar Year 2005 (as of November 2005)	7.08%

The table that follows presents composite past performance data for the 25 Underlying Funds on a net returns basis. The gross performance above has been recalculated to reflect the deductions of the Fund’s expenses as shown on the Fund’s fee table (see GENERAL DESCRIPTION OF THE FUND: FEES AND EXPENSES).

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INDEMNIFICATION

The Fund has agreed to indemnify and hold harmless the Investment Advisor and each of its directors, managing members and officers, and each person, if any, who controls the Investment Advisor, against any loss, etc., based upon an assertion that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Fund (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Fund will not indemnify the Investment Advisor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Fund by or on behalf of the Investment Advisor. The indemnification provisions in the Investment Advisory Agreement will be limited by applicable state and federal laws.

TAXES

The following discussion is only a summary of certain of the tax considerations generally applicable to investments in the Fund and is not intended to provide tax or other financial advice to anyone. Prospective investors should consult their own tax advisers with specific reference to their own situation as it relates to an investment in the Fund.

The Fund will be treated as a corporation for federal income tax purposes. As noted above, the Fund intends to qualify as a regulated investment company eligible for special tax treatment under Subchapter M of the Code. Accordingly, the Fund’s tax reporting to Shareholders will be made on the IRS Form 1099 instead of Schedule K-1. If the Fund qualifies, it will not be subject to federal income tax on income and gains distributed in a timely manner to its Shareholders. To qualify for the special treatment accorded regulated investment companies and their shareholders, the Fund must satisfy certain diversification and distribution requirements (as described above in “Risk Factors Associated With the Fund -- Tax Liability and Borrowings”). The Fund intends to diversify its holdings so that at the end of each fiscal quarter, the Fund meets the diversification requirements. To satisfy the distribution requirements, the Fund intends to distribute with respect to each taxable year substantially all of its net investment income, net tax-exempt income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. Income dividends and short-term capital gain distributions are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as ordinary income. Long-term capital gain distributions from the Fund are taxable to a Shareholder (unless such Shareholder is not subject to tax on its income) as long-term capital gains regardless of how long a Shareholder has owned Shares of the Fund. Distributions are taxable to a Shareholder of the Fund (unless such Shareholder is not subject to tax on its income) even if they are paid from income or gains earned by the Fund prior to the Shareholder’s investment (and thus were included in the price paid by the Shareholder). Dividends and capital gain distributions will automatically be reinvested in additional Shares of the Fund on the record date thereof unless a Shareholder has elected to receive cash. Distributions are taxable as described above regardless of whether they are distributed in cash or additional Shares. An investment in the Fund may in some circumstances result in liability for Federal alternative minimum tax for Shareholders. Based on the Fund’s structure, it is not anticipated that distributions to Shareholders will constitute unrelated business taxable income (“UBTI”).

From time to time the Fund may offer to repurchase Shares. A Shareholder who tenders all Shares held, or Shares considered to be held under certain attribution rules of the Code, will be treated as having sold its Shares and generally will realize a capital gain or loss. If a Shareholder tenders fewer than all of its Shares, the Shareholder may be treated as having received a taxable dividend upon the

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tender of its Shares. In this case, there is a remote risk that non-tendering Shareholders will be treated as having received taxable distributions from the Fund. Likewise, if the Fund redeems some but not all of the Shares held by a Shareholder and the Shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that the non-redeeming Shareholders will be treated as having received taxable distributions from the Fund. To the extent that the Fund recognizes net gains on the liquidation of its investments to meet such tenders of Shares, the Fund will be required to make additional distributions to its Shareholders.

The Fund’s transfer agent will send each Shareholder and the Internal Revenue Service (the “IRS”) an annual statement detailing federal tax information, including information about dividends and distributions paid to the Shareholder during the preceding year. This information will be based on information then available to the Fund, but could be revised based upon additional or revised information that subsequently becomes available to the Fund. If the Fund revises annual tax statements sent to its Shareholders, Shareholders may be required to amend their tax returns to reflect the revised information.

The foregoing discussion summarizes certain U.S. federal income tax considerations for general information only. Before investing, prospective investors should consult their own tax advisers regarding the specific federal tax consequences of an investment in the Fund, as well as the effects of state, local and foreign tax law and proposed law changes.

ERISA PLANS AND OTHER TAX QUALIFIED PLANS

Investors subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other tax-qualified plans, including individual retirement accounts (“IRAs”), Keogh plans and other plans subject to the Code’s prohibited transaction rules may purchase Shares in the Fund. Because the Fund is registered as an investment company under the Investment Company Act, the underlying assets of the Fund should not be considered to be “plan assets” of any plan investing in the Fund for purposes of ERISA’s fiduciary duties or the prohibited transaction provisions under either the Code or ERISA. Accordingly, neither the Investment Advisor nor any of its affiliates will be fiduciaries with respect to the plans investing in the Fund based solely on the Investment Advisor’s management of the Fund’s assets. Nevertheless, investment in the Fund by an ERISA plan or a tax-qualified plan requires special consideration. Trustees and administrators of such entities are urged to review carefully the ERISA Considerations section of the Statement of Additional Information.

PERIODIC REPORTS

The Fund will provide quarterly unaudited and annual audited statements. Because the Underlying Funds may not provide annual reports to the Portfolio on a timely basis, the Fund’s annual audited report may be delayed and the Shareholders may need to seek extensions of the deadline to file their tax returns.

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CUSTODIAN AND DIVIDEND PAYING AGENT

J.P. Morgan Trust Company, N.A. (the “Custodian”) serves as the primary custodian of the Fund’s and the Portfolio’s assets, and may maintain custody of the Fund’s and the Portfolio’s assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Advisor. Assets of the Fund and the Portfolio are not held by the Investment Advisor or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian’s principal business address is 2220 Chemsearch Blvd., Suite 150, Irving, Texas 75062.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young, LLP serves as the independent registered public accounting firm of the Fund. Its principal business address is 5 Times Square, New York, New York 10036-6530.

LEGAL COUNSEL

Thacher Proffitt & Wood LLP acts as legal counsel to the Fund. Its principal business address is Two World Financial Center, New York, New York 10281.

ADMINISTRATOR AND TRANSFER AGENT

BISYS Fund Services Ohio, Inc. (the “Administrator”), a Delaware corporation, serves as the administrator and transfer agent for the Fund and the Portfolio. The Administrator provides general administration related services, including those relating to valuation of the Fund’s and the Portfolio’s assets. The Administrator is located at 3435 Stelzer Road, Columbus, Ohio 43219.

ADDITIONAL INFORMATION

This Prospectus does not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its rules and regulations and at the SEC’s website (www.sec.gov) for no charge.

Statements contained in this Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

More detailed information about the Fund is available in the SAI which is available at no additional charge and may be obtained by calling: (212) 271-3388 or writing: PARADIGM Funds Trust, 650 Fifth Avenue, 17th Floor, New York, New York 10019.

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STATEMENT OF ADDITIONAL INFORMATION PARADIGM FUNDS TRUST 650 FIFTH AVENUE, 17TH FLOOR NEW YORK, NEW YORK 10019 (212) 271-3388 January 3, 2006

This Statement of Additional Information (“SAI”) relates to shares of the following portfolios (the “Funds”) of PARADIGM Funds Trust (the “Trust”):

PARADIGM Advantage Multi Strategy Fund
PARADIGM Advisor Series Multi Strategy Fund
PARADIGM Institutional Series Multi Strategy Fund

This SAI is not a prospectus. It should be read in conjunction with each Fund’s Prospectus, dated January 3, 2006. Copies of a Fund’s Prospectus may be obtained by contacting the Trust at the telephone number or address set forth above. The information in this SAI is not complete and may be changed.

This SAI is not an offer to sell Shares and is not soliciting an offer to buy Shares in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

GENERAL DESCRIPTION OF THE TRUST	1
INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS	1
OVERVIEW OF THE INVESTMENT PROCESS	3
CONTROL PERSONS	5
INVESTMENT RESTRICTIONS	5
RISK FACTORS	7
FEES AND EXPENSES	14
SHARES OF THE FUNDS	14
PLAN OF DISTRIBUTION	14
USE OF PROCEEDS	15
REDEMPTIONS, REPURCHASES OF SHARES AND TRANSFERS	15
MANAGEMENT OF THE FUNDS	17
COMPENSATION OF THE TRUSTEES	20
CONFLICT OF INTEREST	23
CODE OF ETHICS	24
BROKERAGE PRACTICES OF THE PORTFOLIO	24
VOTING	25
TAXES	25
ERISA CONSIDERATIONS	29
DESCRIPTION OF SHARES	30
LIMITATION OF TRUSTEES’ LIABILITY	30
OTHER SERVICE PROVIDERS	30
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL	31
FISCAL YEAR	31
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GENERAL DESCRIPTION OF THE TRUST

PARADIGM Funds Trust (the “Trust”) is a newly-formed Delaware statutory trust. The Trust is a closed-end, non-diversified investment company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Trust is permitted to offer separate series, and all payments received by the Trust for units of beneficial interest (“Shares”) of any series belong to that series. Each Fund has its own assets and liabilities.

Currently, the Trust offers Shares of the following Funds: PARADIGM Advantage Series, PARADIGM Adviser Series and PARADIGM Institutional Series (collectively, the “Funds”). The Funds generally invests all of their assets in PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”) under a master/feeder structure. PARADIGM Global Advisors, LLC (the “Investment Advisor”) serves as the Investment Advisor for each Fund and the Portfolio. The Investment Advisor intends to invest the Portfolio’s assets in a “fund of funds” investment style whereby it will invest in other unregistered investment funds (i.e., hedge funds, referred to herein as “Underlying Funds”) that employ various investment styles.

INVESTMENT STRATEGIES AND SELECTION OF UNDERLYING FUNDS

Each Fund’s investment objective and principal investment strategy, and the investment objective and principal investment strategy of the Portfolio, are described in the Portfolio’s Private Placement Memorandum (the “PPM”).

The Investment Advisor believes that a disciplined due diligence and monitoring process is critical in identifying hedge funds capable of generating the returns required to meet the Fund’s and the Portfolio’s investment objective.

The Investment Advisor intends to allocate the Portfolio’s capital to Underlying Funds that employ a variety of investment strategies, including those that seek to capitalize on inefficiencies and pricing anomalies in securities and other financial instruments. The Investment Advisor will select Underlying Funds that follow other investment strategies if it believes that such investments are consistent with the Fund’s and the Portfolio’s investment objective.

Underlying Funds in which the Portfolio will invest may include limited partnerships, limited liability companies and similar entities managed by a single investment manager. Certain Underlying Funds in which the Portfolio will invest may be registered investment companies, including open-end registered investment companies (commonly referred to as “mutual funds”), closed-end investment companies and unit investment trusts (including “exchange-traded funds”), although it is anticipated that the Underlying Funds generally will not be registered investment companies. The Portfolio’s ability to invest in registered investment companies (including, without limitation, mutual funds, exchanged-trade funds and certain money market funds) will be limited by the Investment Company Act, which provides certain restrictions on the amount of securities of a registered investment company that another registered investment company may acquire. Underlying Funds that are not registered as investment companies under the Investment Company Act typically provide greater flexibility than mutual funds or exchange-traded funds with respect to the types of securities that may be owned, the types of trading strategies employed, and, in some cases, the amount of leverage that can be used. It is the understanding of the Fund and the Portfolio that the Underlying Funds that are not registered under the Investment Company Act are generally relying upon exemptions under Section 3(c)(1) and 3(c)(7) of the Investment Company Act.

The investment managers of the initial 25 Underlying Funds are all domestic entities that are either registered or are currently in the process of registering under the Investment Advisors Act of 1940. None of the investment managers f the initial 25 Underlying Funds are affiliated with the Investment Advisor.

The Investment Advisor may invest a portion of the Portfolio’s assets in Underlying Funds, including other “fund of funds,” managed by the Investment Advisor or its affiliates. Such investments will only be made, if at all, upon the Portfolio obtaining any necessary exemptive relief or assurance from the SEC. There can be no assurance that the SEC will issue such an exemptive order or assurance if the Portfolio elects to seek either.

Following are descriptions of certain of the investment strategies utilized by investment managers in the equity long/short, event driven, and relative value trading sectors. Other strategies may be employed as well. There can be no assurance that the investment managers will succeed in any of these strategies.

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Equity Long/Short Strategies

Equity long/short hedge funds make long and short equity investments, often based on the investment manager’s assessment of fundamental value compared to market price. It is expected that the investment managers will employ a wide range of styles. For example, investment managers may (i) focus on companies within specific industries; (ii) focus on companies only in certain countries or regions; or (iii) employ a more diversified approach, allocating assets to opportunities across investing styles, industry sectors and geographic regions.

Event Driven Strategies

Event driven strategies seek to identify security price changes resulting from corporate events such as restructurings, mergers, takeovers, spinoffs and other special situations. Corporate event arbitrageurs generally choose their investments based on their perceptions of the likelihood that the event or transaction will occur, the amount of time that the process will take and the perceived ratio of return to risk. Strategies that may be utilized in the event driven sector include merger arbitrate, high yield/distressed securities, and special situations, each of which is described in greater detail below.

Merger Arbitrage.  Merger arbitrageurs seek to capture the price spread between current market prices and the value of securities upon successful completion of a takeover or merger transaction. The availability of spreads reflects the unwillingness of other market participants to take on transaction-based risk, i.e., the risk that the transaction will not be completed and the price of the company being acquired will fall. Merger arbitrageurs evaluate this risk and seek to create portfolios that reduce specific event risk.

High Yield/Distressed Securities. High yield/distressed securities strategies invest in debt or equity securities of firms in or near bankruptcy. Investment managers differ in terms of the level of the capital structure in which they invest, the stage of the restructuring process at which they invest, and the degree to which they become actively involved in negotiating the terms of the restructuring.

Special Situations. Special situations such as spin-offs and corporate reorganizations and restructurings offer additional opportunities for event driven managers. Often these strategies are employed alongside merger arbitrage or distressed investing. An investment manager’s ability to evaluate the effect of the impact and timing of the event and to take on the associated event risk is the source of the returns. Investment managers differ in the degree to which they hedge the equity market risk of their portfolios.

Relative Value Strategies

Relative value strategies seek to profit from the mispricing of financial instruments, capturing spreads between related securities that deviate from their fair value or historical norms. Directional and market exposure is generally held to a minimum or completely hedged. Strategies that may be utilized in the relative value sector include convertible arbitrage, equity arbitrage, and fixed-income arbitrage, each of which is described in greater detail below.

Convertible Arbitrage. Convertible bond arbitrage strategies consist of buying convertible bonds and shorting an appropriate number of shares of the issuer’s common stock. The stock short sale is intended to hedge the stock price risk arising from the equity conversion feature of the convertible bond. Due to the bond features of convertibles, credit and interest rate risk may also be hedge.

Equity Arbitrage.  Equity arbitrage strategies try to avoid market direction influences and seek to generate returns primarily from stock selection. Investment managers construct long and short baskets of equity securities they determine to be mispriced relative to each other, typically with similar characteristics. Portfolios are generally designed to exhibit zero or low beta to equity markets. Beta measures the degree to which an asset’s price changes when a reference asset’s price changes. For example, a beta greater than one suggests that for every 1% change in the reference asset’s price, the asset will move greater than 1%.

Fixed-Income Arbitrage. Fixed-income arbitrage strategies seek to exploit pricing anomalies that might exist across fixed-income securities and their related derivatives. Although some fixed-income strategies are based on macroeconomic considerations, the strategies are primarily quantitative in nature, and financial modeling is an integral component. Opportunities in fixed-income instruments to baskets of securities are found when securities deviate from historical relationships or fair value as determined by the investment manager. These relationships can

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be temporarily distorted by exogenous shocks to fixed-income supply and demand or by structural change in the fixed-income market.

Multi-Strategy.  Multi-strategy investment managers invest across a range of strategies. The investment managers tend to be more opportunistic in targeting specific relative value strategies during differing market environments. In addition, these Investment Managers may have exposure that have traditionally been described as being within the event driven sector, such as merger arbitrate, high yield/distressed securities and other special situations.

OVERVIEW OF THE INVESTMENT PROCESS

The Investment Advisor will employ a dynamic investment process which includes investment manager selection, portfolio design and ongoing risk analysis and monitoring. The Investment Advisor has over 14 years of experience in constructing diversified portfolios by selecting, allocating among, and monitoring absolute return-oriented or “skill-based” investment managers. The Investment Advisor has also developed proprietary computer systems, operating capabilities, proprietary hedge fund indices and “cluster analysis” to assist them in identifying and monitoring underlying hedge fund managers. SYSTEMPASS, a proprietary database in development since 1991 is the backbone of the manager selection and monitoring process. SYSTEMPASS contains approximately 16,500 hedge fund manager track records as well as automated methods for the selection and monitoring or managers.

The Investment Advisor seeks to identify investment managers to which it may allocate Portfolio assets through investments in Underlying Funds that they manage or as subadvisers. The investment manager selection process includes a review by the Investment Advisor’s team of professionals, which may include representatives of its investment manager selection, risk and quantitative analysis, compliance, tax, legal, finance and operations areas.

The Investment Advisor believes that a systematic due diligence and monitoring process is crucial in the identification and selection of superior investment managers capable of generating the returns required to meet the Portfolio’s objective. The Investment Advisor’s approach to advisor allocation relies on a well-researched, unique theoretical foundation that supports and guides every function within its portfolio management services. The Investment Advisor believes its manager selection process is unique in several important respects. The Investment Advisor has developed a sophisticated and proprietary quantitative analysis methodology that incorporates statistical measurement processes known as HEDGE FUND ALPHA, HEDGE FUND BETA and PARK RATIO, which are all patent pending. In simple terms, this process provides a ranking of the universe of available advisors and/or underlying hedge fund managers that acts as an initial screening. This ranking rewards uniqueness of an advisor’s returns with respect to its peer group (often referred to as “alpha”), thus leading to low inter-advisor correlations. The ranking also normalizes for advisor volatility, which favors those advisors that can provide the highest return for the least risk.

The Investment Advisor screens the universe of available advisors to determine that the advisors selected derive profits by processing information rather than depending upon market direction. The Investment Advisor views the advisors it selects as a distinct asset class because they perform a clearly discernible function (information processing); exhibit unique, definable fundamental characteristics (no reliance on market direction to generate returns); and generate performance that provides evidence of their uniqueness (low or no correlation to the performance of the overall stock or bond markets). By allocating to advisors that fall into this asset class, the Investment Advisor portfolios provide an INFORMATION PROCESSING PREMIUM (similar to a risk or liquidity premium) that does not depend upon market direction.

The Investment Advisor also is unique because it does not rank investment managers based on return and Sharpe ratio. Despite its popularity and widespread use, the Investment Advisor research shows that Sharpe ratio has several flaws that do not contribute to building a superior portfolio. Sharpe ratio is a comparison statistic that compares the performance of two managers at a time. Sharpe ratio and other comparison statistics answer the question, “Which manager is the best?” However, these statistics do not give any insight into the more meaningful question of which combination of managers contribute to an optimal portfolio of managers that outperforms the passive benchmark. The Investment Advisor uses portfolio measurements such as HEDGE FUND ALPHA, HEDGE FUND BETA and PARK RATIO (all patent pending) because they have a basis in portfolio theory and have been proven (both statistically and in real-time fund management) to select the managers that contribute to an optimal portfolio.

In making its selections and in addition to the screenings and analyses described above, the Investment Advisor also conducts a rigorous, qualitative due diligence review. Through its extensive interview process, the Investment Advisor evaluates such subjective (or non-quantitative) factors as the character of each potential advisor’s trading

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method, reputation, overall performance, markets and instruments traded, fee structure, redemption provisions, amount of funds under management and past and current business relationships.

In pursuing the Fund’s allocation strategy, the Investment Advisor recognizes that many of the most successful advisors reach a limit of funds under management beyond which they are unwilling to accept new investment and that all successful advisors begin to place more and more limitations on investments as the amount of assets under management increases. The Investment Advisor therefore has established investment positions and relationships with advisors that should enhance the Portfolio’s ability to access advisors that would otherwise limit or restrict investment into their programs.

While the advisor selections ultimately will be made on the basis of the Investment Advisor’s subjective assessments of the available advisors, the Investment Advisor also considers statistical data regarding the degrees of correlation among the advisors’ records. The Investment Advisor will evaluate, on an ongoing basis, the desirability of reallocating the Portfolio’s assets among the advisors, allocating existing or new assets to or among additional advisors and the desirability of retaining additional or replacement advisors based on its evaluation of which available advisors have the best prospects for profitability and other factors. The Investment Advisor will follow no fixed policies in allocating and reallocating the Portfolio’s assets and will in all cases be guided to its subjective judgment.

In determining the relative allocations of capital to each investment manager, the Investment Advisor considers the risk and return characteristics of each of the investment managers, including the average expected volatility of returns, drawdown patterns and liquidity and leverage characteristics. In addition, the Investment Advisor considers how each investment manager’s returns are expected to correlate to the other investment managers in the portfolio. It is expected that allocations will vary significantly over time as returns for different investment managers vary. The Investment Advisor also may adjust allocations from time to time when it deems it appropriate to do so. In addition, it is expected that individual allocations will grow larger or smaller as each investment manager’s performance varies over time.

The identity and number of the investment managers and Underlying Funds may change materially over time. The Investment Advisor may withdraw from or invest in different Underlying Funds without prior notice to or the consent of the Portfolio or the members of the Portfolio, including the Fund and its Shareholders.

The Investment Advisor may invest a substantial portion of the Portfolio’s assets with investment managers who may have limited track records and Underlying Funds with limited operating histories. In such cases, the investment managers or individual members of their management teams generally will have had, in the Investment Advisor’s opinion, significant relevant experience trading in the strategies that such investment managers are expected to utilize. However, the Fund is not able to ensure Shareholders that each of the investment managers, even those with longer track records, will perform as expected or not undertake actions that would not be in the best interest of the Fund or the Shareholders.

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CONTROL PERSONS Set forth below are the names, addresses and percentage ownership of each person that controls the Investment Advisor:

Name	Address	Ownership Percentage

Dr. James Park	c/o PARADIGM Global Advisors, LLC 650 Fifth Avenue, 17th Floor New York, NY 10019	49.5%
Mr. Stephane Farouze	c/o PARADIGM Global Advisors, LLC 650 Fifth Avenue, 17th Floor New York, NY 10019	31.5%

INVESTMENT RESTRICTIONS

Each Fund has adopted certain fundamental investment restrictions, which cannot be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the Investment Company Act, the vote of a majority of the outstanding voting securities means the vote, at an annual or a special meeting of the security holders of a Fund duly called, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or of (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less. As a matter of fundamental policy, a Fund may not:

1.             invest more than 15% of its net assets in any one security, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

2.             invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Fund’s investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

3.             issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Fund will not issue senior securities representing indebtedness, except that: (a) the Fund may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of “senior securities” representing indebtedness, and (b) the Fund may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Shares.

4.             underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of portfolio securities received pursuant to an “in kind” distribution.

5.             make loans of money or securities to other persons, except through purchasing fixed-income securities or entering into repurchase agreements in a manner consistent with the Fund’s investment policies.

6.             purchase or sell commodities or commodity contracts; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell commodities or commodity contracts through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

7.             purchase or sell real estate or interests therein; however, this restriction shall not apply to the Fund to the extent that it is deemed to purchase or sell real estate or interests therein through its investments in another registered investment company having the same investment objective and substantially similar investment policies as the Fund.

The investment objective of each Fund is non-fundamental. Thus, it may be changed without a vote of a majority of the Fund’s outstanding Shares. Except as otherwise indicated, each Fund’s investment policies and restrictions are not fundamental and may be changed without a vote of the Shareholders.

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With respect to these investment restrictions, and other policies described in a Fund’s PPM or this SAI, a Fund will not look through the Portfolio to its underlying securities. If a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund’s total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund. As a matter of fundamental policy, the Portfolio may not:

1.          invest more than 15% of its net assets in any one Underlying Fund.

2.             invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry. This restriction does not apply to the Portfolio’s investments in Underlying Funds.

3.             issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, the Portfolio will not issue senior securities representing indebtedness, except that: (a) the Portfolio may borrow money from banks, brokers and other lenders, to finance portfolio transactions and engage in other transactions involving the issuance by the Fund or the Portfolio of “senior securities” representing indebtedness, and (b) the Portfolio may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, Units.

4.             underwrite securities of other issuers, except insofar as the Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

5.             make loans of money or securities to other persons, except through purchasing fixed-income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio’s investment policies.

6.             purchase or sell commodities or commodity contracts, except, subject to the Investment Manager’s registration with the CFTC, that it may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts; however, this restriction shall not apply to Portfolio to the extent that it may purchase or sell commodities or commodity contracts through Underlying Funds.

7.             purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein; however, this restriction shall not apply to the Portfolio to the extent that it may purchase or sell real estate or interests therein through Underlying Funds.

The investment objective of the Portfolio is non-fundamental. Thus, it may be changed without a vote of a majority of the Portfolio’s outstanding Units. Except as otherwise indicated, the Portfolio’s investment policies and restrictions are not fundamental and may be changed without a vote of its members.

With respect to these investment restrictions, and other policies described in the Portfolio’s PPM or SAI, the Portfolio will not look through the Underlying Funds to their underlying securities. If a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Portfolio’s total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

The Investment Advisor will not cause a Fund or the Portfolio to make loans to, or to receive loans from, the Investment Advisor or its affiliates, except to the extent permitted by the Investment Company Act or as otherwise permitted by applicable law. The Portfolio may effect brokerage transactions, if any, through affiliates of the Investment Advisor, in accordance with the requirements of the Investment Company Act.

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RISK FACTORS

Risks Associated with the Funds

No Operating History. While the Investment Advisor has bee in the business of managing fund of funds strategies since 1991, each Fund has no operating history on which you might evaluate its performance. There can be no assurance that a Fund’s investment objective will be realized or that a Fund’s investment strategy will prove successful. No assurance can be given that a Fund’s investments in the Portfolio will generate any income or appreciate in value.

Master/Feeder Structure. Each Fund is a feeder fund that invests all of its assets in the Portfolio. Shareholders will acquire an indirect interest in the Portfolio. The likelihood that Shareholders will realize income or gain from investing in a Fund will depend on the investment performance of the Portfolio.

Investment Advisor. The Investment Advisor and certain of its investment professionals also carry on substantial investment activities for other funds and client accounts (collectively, “Other Accounts”). As a result, the Investment Advisor and Mr. Karr may have conflicts of interest in allocating their time and activity between the management of the Funds and the management of Other Accounts. The Investment Advisor and its staff will devote only so much time to the management of the Funds as in their judgment is necessary and appropriate. In addition, the Investment Advisor may charge the Other Accounts fees that are lower than those charged by the Fund.

Limited Liquidity. With very limited exceptions, Shares are not transferable and liquidity will be provided only through limited quarterly repurchase offers. Furthermore, the Portfolio may invest in Underlying Funds that do not permit frequent withdrawals from the Underlying Funds. An investment in Shares of a Fund should be considered only by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Risks Associated with the Investment Manager and the Portfolio

General. The Portfolio intends to invest substantially all of its available capital (other than capital the Investment Advisor determines to retain in cash or cash equivalents) in securities of private investment companies. Markets for such instruments in general are subject to fluctuations and the market value of any particular investment may be subject to substantial variation. The Portfolio’s investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Portfolio may not be able to resell some of its securities holdings for extended periods, which may be several years. In addition to being illiquid, securities may be issued by unseasoned companies and may be highly speculative.

Underlying Fund Selection and Monitoring. The Investment Advisor employs a detailed analysis for the screening and monitoring of the Underlying Funds so that the Investment Advisor can monitor leverage levels, positions concentration and adherence to stated strategies. However, the Investment Advisor does not have access to nor control over the daily investment holdings of any of the Underlying Funds. As a result, there can be no assurance that the manager of any Underlying Fund will conform its conduct to the Underlying Fund’s stated strategies.

In most cases, the Portfolio will have little ability to assess the accuracy of the valuations received from an Underlying Fund. Furthermore, these valuations will typically be estimates only, subject to revision through the end of each Underlying Fund’s annual audit. Revisions to the Portfolio’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the Portfolio’s annual audit is completed.

Certain securities in which Underlying Funds invest may not have a readily ascertainable market price. Such securities will nevertheless generally be valued by portfolio managers, which valuation will be conclusive with respect to the Portfolio, even though the portfolio managers will generally face a conflict of interest in valuing such securities because the value thereof will affect their compensation.

The Portfolio’s portfolio will consist of securities of a limited number of Underlying Funds that may invest in the same or similar securities. The Investment Advisor will seek to reduce the company- and sector-specific risk of its portfolio by investing in certain Underlying Funds that are industry-, sector- or security-specific. However, there can be no assurance that Underlying Funds with these characteristics will be made available to the Portfolio or that the

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Investment Advisor will ultimately choose to invest in these types of Underlying Funds. Concentrations in industries or sectors that produce unfavorable performance may cause the Portfolio to perform more unfavorably than a broadly diversified fund that has less exposure to those industries or sectors.

Investment decisions for the Underlying Funds are made by their respective portfolio managers entirely independent of each other and the Investment Advisor. As a result, at any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are either held or being sold by another Underlying Fund. Consequently, the Portfolio could directly or indirectly incur certain transaction costs without accomplishing any net investment result.

The Portfolio calculates its net asset value, which is in turn used to calculate the net asset value for the Funds, based upon valuations provided by the investment managers of the Underlying Funds. Generally, the Portfolio will not have any ability to assess the accuracy of such valuations. Although the Portfolio or the Investment Advisor may obtain information provided by the Investment managers about their net asset values, the Portfolio is not able to confirm independently the accuracy of such valuations (which generally are unaudited except for the Underlying Funds valuation at its fiscal year-end which is generally audited at a later date). Most investment managers treat their investment positions as proprietary information, and many of them will not provide such information to their investors. Furthermore, the net asset values received by the Portfolio from each Underlying Fund’s investment manager may be based on estimated or unaudited reports only, and such values will ordinarily be used to calculate the Portfolio’s and the Funds’ net asset value and fee accruals for purposes of determining amounts payable on redemption to the extent audited information is not then available. In some cases investment managers do not use independent administrators or other third party providers to value and report their net asset values. In such cases, the valuations used to determine the net asset values of these Underlying Funds will be dependent upon the investment managers for validation, and even when third parties are involved, the investment managers may have primary responsibilities for determining the values of their respective portfolio securities. The valuation reports will not be audited by third parties in most cases. Valuations provided by each Underlying Fund’s investment managers may be subject to later adjustment based on valuation information available at that time, including, for example, as a result of year-end audits or other valuation reviews conducted by Underlying Fund’s auditors. Furthermore, there is a risk that any valuation the Portfolio receives from an Underlying Fund will be fraudulent or may inadvertently contain material errors that the Portfolio would not know when it prepares its financial statements, which are used to prepare the financial statements for the Funds. Prospective investors should understand that the Funds cannot prevent this risk since the Funds and the Portfolio do not have access to the Underlying Funds’ books and records.

Any such adjustments resulting from wrong valuations or errors in calculations may result in the Funds restating their net asset value at the time of such restatement as well as for prior periods. Any such restatement, whether increasing or decreasing the net asset value of the Funds, will result in a Shareholder who had its Shares repurchased based on previously disclosed net asset value receiving a greater or lesser amount than it would have received had such restatement been effected prior to such repurchase. However, if a restatement is effected prior to, or in connection with, the audit of the financial statements of the Funds for any fiscal year in which repurchased Shares were valued, the Funds will adjust the amount of the final payment in respect of such repurchase. If such an adjustment or revision occurs after a Shareholder has had all of its Shares repurchased, subject to the ability of the Funds to recoup the purchase proceeds received by Shareholders under certain circumstances, the Funds may have limited or no recourse against such Shareholder, and any corresponding restatement of and reduction in the net asset value of the Funds will be borne by the remaining Shareholders of the Funds. Conversely, any increase in the Funds’ net asset value resulting from such subsequent adjustments or revisions may be entirely for the benefit of the outstanding Shares and to the detriment of the Shareholders who had their Shares repurchase in full at a lesser value than the adjusted amount. The same principles apply to purchases of Shares. Shareholders of the Funds are assuming the risk that valuations may be materially incorrect and/or will need to be adjusted, and prospective investors should not make an investment in the Funds if they are unwilling to assume such risks.

Limited Operating History. While the Investment Advisor has been in the business of managing fund of funds strategies since 1991, the Portfolio has no operating history on the basis of which prospective investors might evaluate its performance. There can be no assurance that the Portfolio’s investment objective will be realized or that the Portfolio’s investment strategy will prove successful. No assurance can be given that the Portfolio’s investment portfolio will generate any income or appreciate in value.

Reliance on the Investment Manager. The likelihood that Shareholders will realize income or gain from investing in a Fund will depend on the investment selection and monitoring by the Investment Advisor on behalf of the

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Portfolio in which the Fund invests and the acumen and expertise of the Management Team. If the Management Team were to cease working for the Investment Advisor, the Investment Advisor may not be able to hire a qualified replacement, or may require an extended period of time to do so.

Special Risks of the Portfolios’ Fund of Funds Structure. The Underlying Funds may not be registered as investment companies under the Investment Company Act and, therefore, the Portfolio will not have the protections of the Investment Company Act with respect to their investments in the Underlying Funds. Each Underlying Fund will pay any performance-based allocations or fees for which they are obligated irrespective of the performance of the other Underlying Funds and a Portfolio generally. Accordingly, an Underlying Fund with positive performance may be entitled to receive a performance allocation or fee from the Portfolio, and thus indirectly from Members, even if the Portfolio’s overall investment return is negative.

Underlying Funds generally are permitted to redeem their interests in-kind. Thus, upon the Portfolio’s withdrawal of all or a portion of its interest in an Underlying Fund, the Portfolio may receive securities that are illiquid or difficult to value. In such circumstances, the Investment Advisor would seek to dispose of these securities in a manner that is in the best interests of the Portfolio, which may include distributions in kind to Members (including the Fund).

Risks Associated with the Underlying Funds

Investment Funds not Registered.  The Fund is registered as an investment company under the Investment Company Act. The Investment Company Act is designed to afford various protections to investors in pooled investment vehicles. For example, the Investment Company Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons, and requires that the investment company’s operations be supervised by a board of directors, a majority of whose members are independent of management. The Fund is itself subject to these restrictions. However, the underlying portfolio companies in which the Portfolio invests are not subject to the provisions of the Investment Company Act. In addition, although the SEC has adopted new rules that will require most of the investment managers of the Underlying Funds to register as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), there is expected to be a significant period of time before such registrations are complete. As an investor in the Underlying Funds managed by investment managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

The Underlying Funds generally are exempted from regulation under the Investment Company Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are considerably lower, As a result, the Fund provides an avenue for investing in Underlying Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment.

In addition, the Underlying Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. It is anticipated that the Underlying Funds in which the Fund will invest generally will maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any such brokerage firm could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an investment manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by an investment manager to its own use. There can be no assurance that the investment managers or the entities they manage will comply with all applicable laws and that assets entrusted to the investment managers will be protected.

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Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Underlying Funds than might normally be available through investments in registered investment company vehicles.

Valuation of the Fund’s Interests in Investment Funds. The valuation of the Fund’s investments in the Underlying Funds is ordinarily determined based upon valuations provided by the investment managers of such Underlying Funds which valuations are not audited. Certain securities in which the Underlying Funds invest may not have a readily ascertainable market price and will be valued by the investment managers. In this regard, an investment manager may face a conflict of interest in valuing the securities as their value will affect the investment manager’s compensation. Valuations of the securities may be subjective and could prove in hindsight to have been wrong, and at times by significant amounts. The Portfolio will establish a committee approved by the Board of Directors of the Portfolio to oversee the valuation of the Fund’s investments (the “Fair Value Pricing Committee”), which will be comprised of at least one member of the Board of Directors as well as various officers and representatives of the Portfolio’s service providers. The members of the Fair Value Pricing Committee may face conflicts of interest in overseeing the valuation of the Portfolio’s investments, as the value of the Portfolio’s investments will affect the Investment Advisor’s compensation. Although prior to investing in any Underlying Fund, the Investment Advisor will conduct a due diligence review of the valuation methodology utilized by such investment fund, no assurances can be given that the Investment Advisor will be given access to necessary aspects of the Underlying Fund’s systems, that such due diligence review will ascertain whether accurate valuations will be provided by such Underlying Funds to the Investment Advisor, that the Underlying Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Underlying Funds’ policies and procedures and systems will not change without notice to the Fund. Moreover, neither the Fair Value Pricing Committee nor the Investment Advisor will generally have sufficient information in order to be able to confirm or review the accuracy of valuations provided by investment managers. In addition, the net asset values or other valuation information received by the Fair Value Pricing Committee from an Underlying Fund are typically estimated, and may be subject to later adjustment or revision by the Underlying Fund.

Any such adjustment or revision will result in either an increase or decrease in the net asset value of the Fund at the time that the Fund is provided with information regarding the adjustment.

If an investment manager’s valuations are consistently delayed or inaccurate, the Investment Advisor will consider whether the Underlying Fund continues to be an appropriate investment for the Fund. However, the Investment Advisor may elect in its sole discretion to have the Fund retain its investment in the Underlying Fund. The investment manager’s information could be inaccurate due to fraudulent activity, misevaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Investment Advisor elects to cause the Fund to redeem or sell its interests in such an Underlying Fund, the Fund may be unable to redeem or sell interests in such an Underlying Fund quickly, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the investment manager’s valuation, and the Fair Value Pricing Committee may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Shareholders should be aware that situations involving uncertainties as to the valuations by investment managers could have a material adverse effect on the Fund if the investment manager’s, the Investment Advisor’s or the Fund’s judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Market Risks. The profitability of a significant portion of a Fund’s and the Portfolio’s investment program will depend to a great extent on correct assessments of the future course of price movements of securities and other instruments. There can be no assurance that managers of the Underlying Funds will be able to accurately predict these price movements. The securities markets have in recent years been characterized by great volatility and unpredictability. One or more of the managers of the Underlying Funds are likely to assume a significant degree of market risk.

Small Cap Securities. The Underlying Funds may invest in companies with modest capitalization. While small companies can provide greater growth potential than larger, more mature companies, investing in the securities of such companies also involves greater risk, potential price volatility and trading cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency

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and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to wider price fluctuations. The spreads between the bid and asked prices of the securities of these companies in the U.S. over-the-counter market typically are larger than the spreads for more actively traded securities. As a result, the Underlying Funds could incur a loss if they were to sell such a security (or close a short position) a short time after its acquisition. When making a large sale, an Underlying Fund may have to sell a portfolio holding at a discount from quoted prices or may have to make a series of small sales over an extended period of time because of the limited trading volume of smaller company securities.

Hedging Strategies. The Underlying Funds may engage in short sales, the use of derivatives, trading in index futures and index options and the use of leverage (including, but not limited to, margin trading and investing in derivatives) and other strategies from time to time in order to “hedge” or offset investment risk. Any hedging strategies discussed herein should be expected to increase the Underlying Funds’ transaction costs, interest expense and other costs and expenses. These securities may also be subject to greater than ordinary investment risks and such investment strategies could result in material losses for the Underlying Funds.

Derivative instruments present special considerations and risks. Successful use of these instruments depends on the manager of the Underlying Fund’s ability to predict movements in the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. In adverse circumstances the use of derivatives may result in sudden and severe losses.

Short Sales. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that an Underlying Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

To make a short sale, the Underlying Fund must borrow the securities being sold short. In this regard, it may be impossible for the Underlying Fund to borrow securities at the most desirable time to make a short sale. In addition, there are rules prohibiting short sales of securities at prices below the last sale price, which may prevent the Underlying Fund from executing short sales of securities at the most desirable time. If the prices of securities sold short increase, the Underlying Fund may be required to provide additional funds or collateral to maintain the short positions. This could require the Underlying Fund to liquidate other investments to provide additional collateral, and such liquidations might not be at favorable prices. Generally, entering into a short sale “against the box” will be treated as a taxable transaction.

Leverage; Borrowing. The Underlying Funds are authorized to borrow money to meet repurchase requests and for cash management purposes. While borrowings are outstanding for these purposes, the Underlying Funds will be permitted to reinvest the proceeds of the sale of securities or new sales of Units and, thus, may employ leverage. To the extent that the Underlying Funds use leverage, the value of their net assets will tend to increase or decrease at a greater rate than if no leverage were employed. If an Underlying Fund’s investments decline in value, the loss will be magnified if the Underlying Fund has borrowed money to make its investments.

If an Underlying Fund does not generate sufficient cash flow from operations, it may not be able to repay borrowings, or it may be forced to sell investments at disadvantageous times to repay borrowings. An Underlying Fund’s performance may be adversely affected if it is not able to repay borrowings (because of the continuing interest expense) or if it is forced to sell investments at disadvantageous times in order to repay borrowings. The Underlying Funds likely will sell their more liquid assets first to repay borrowings, thus increasing their concentration in private securities. As the percentage of an Underlying Fund’s portfolio invested in private securities increases, the associated risk described under “Small Cap Securities” will increase.

The rights of any lenders to an Underlying Fund to receive payments of interest or repayments of principal will be senior to those of the holders of an Underlying Fund’s Units, and the terms of any borrowings may contain provisions that limit certain activities of an Underlying Fund. Payments of interest and fees incurred in connection with borrowings will increase an Underlying Fund’s expense ratio and will reduce any income the Underlying Fund otherwise would have available. An Underlying Fund’s obligation to make interest or principal payments on borrowings may prevent the Underlying Fund from taking advantage of attractive investment opportunities.

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Foreign Investments. An Underlying Fund may invest in securities of non-U.S. companies, which are generally denominated in foreign currencies, and American Depository Receipts (“ADRs”) traded on U. S. securities exchanges and representing interests in foreign securities. Such investing involves certain considerations comprising both risk and opportunity not typically associated with investing in U. S. companies. These considerations include fluctuation in exchange rates of foreign currencies, less public information with respect to issuers of securities, less governmental supervision of foreign issuers of securities, lack of uniform accounting, auditing and financial reporting standards, the possible expropriation of assets or confiscatory taxation by a host government, the possible imposition of foreign taxes, and political risks associated with the countries in which foreign issuers are located. Individual foreign economies may differ favorably or unfavorably from the U. S. economy in growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions, and in other respects. Underlying Funds may invest in securities of foreign governments (or agencies or subdivisions thereof), and some or all of the foregoing considerations may apply to such investments as well.

The use of leverage by the Underlying Funds will not result in the treatment of distributions by the Fund to be “unrelated business taxable income” to Shareholders who may be affected by such treatment.

Limited Liquidity. Each Fund and the Portfolio are closed-end investment companies designed primarily for long-term investors. Units of an Underlying Fund will not be traded on any securities exchange or other market. With very limited exceptions, Shares are not transferable and liquidity will be provided only through limited quarterly repurchase offers. These repurchases will be made at such times and on such terms as may be determined by the Board of Trustees of the Trust (the “Board”), in its complete and exclusive discretion. The Investment Advisor expects that it will not recommend to the Board that a Fund offer to repurchase Shares from Shareholders prior to December 31, 2006.

Thereafter, the Investment Advisor expects that generally it will recommend to the Board that each Fund offer to repurchase Shares from Shareholders four times each year, effective March 31, June 30, September 30 and December 31. The Portfolio has a similar repurchase policy.

Each Fund will offer to purchase only a small portion of its Shares, and there is no guarantee that an investor will be able to sell all of the Shares that an investor desires to sell in any particular repurchase offer. If investors oversubscribe a repurchase offer, a Fund will repurchase only a PRO RATA portion of the Shares tendered by each investor. The potential for pro-ration may cause some investors to tender more Shares for repurchase than they wish to have repurchased.

Each Fund’s and the Portfolio’s repurchase policies will have the effect of decreasing the size of each Fund over time from what it otherwise would have been. Therefore, it may force the Portfolio to liquidate its investments in Underlying Funds, which in turn may force the Underlying Funds to sell assets they otherwise would not sell. It also may reduce the investment opportunities available to the Underlying Funds and cause expense ratios to increase. In addition, because of the limited market for an Underlying Fund’s investments in private securities, the Underlying Fund may be forced to sell its publicly traded securities to meet cash requirements for repurchases. This may have the effect of substantially increasing an Underlying Fund’s ratio of illiquid investments to liquid investments for the remaining investors.

Securities Lending Arrangements. An Underlying Fund may also lend securities to broker-dealers and other institutions as a means of earning additional income. If the borrower becomes insolvent or bankrupt, the Underlying Funds could experience delays and costs in recovering securities. To the extent that, in the meantime, the value of securities on loan declines, the Underlying Funds could experience further losses.

Repurchase Agreements. An Underlying Fund may also enter into repurchase agreements, where it buys a security and simultaneously agrees to sell it back later at a higher price, or in reverse repurchase agreements, by which the Underlying Fund sells a security and simultaneously agrees to buy it back later at a higher price. The repurchase date is usually within 7 days of the initiation of the agreement. If the other party to a repurchase or reverse repurchase agreement becomes insolvent or bankrupt, the Underlying Fund may experience delays and incur costs in recovering payment or the securities. To the extent that the value of the security purchased changes in the meantime, the Underlying Fund could experience further losses. Repurchase agreements to which the Underlying Fund is a party must be fully collateralized. Repurchase and reverse repurchase agreements can have effects similar to margin trading and other leveraging strategies.

Options. Stock options that may be purchased or sold by the Underlying Funds include options not traded on a securities exchange. Options not traded on an exchange or traded on a foreign exchange are not issued by The U.S.

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Options Clearing Corporation, therefore, the risk of nonperformance by the obligor on such an option may be greater and the ease with which the Underlying Funds can dispose of such an option may be less than in the case of an exchange traded option issued by The U.S. Options Clearing Corporation.

Options can be highly volatile investments and involve special risks. Successful investment strategies using options require the ability to predict future movements in securities prices, interest rates and other economic factors. An Underlying Fund’s efforts to use options (even for hedging purposes) may not be successful and could result in a reduction in the Underlying Fund’s total return.

The Underlying Funds may buy and sell options (including purchasing special expiration price options) to manage exposure to changing interest rates, security prices, currency exchange rates and precious metal prices. Some options strategies, including buying puts and writing calls, hedge the Underlying Fund’s investments against price fluctuations. Other strategies, including writing puts and buying calls, tend to increase market exposure. Underlying Funds may invest in options based on any type of security, index or currency related to its investments, including options traded on foreign exchanges and options not traded on exchanges. Options can be volatile investments involving a high degree of risk. If an Underlying Fund applies a hedge at an inappropriate time or judges market conditions incorrectly, options strategies may reduce its return.

Options traded on foreign exchanges generally are not regulated by United States authorities and may offer less liquidity and less protection if the other party to the contract defaults. The Underlying Fund also could experience losses if the prices of option positions were to be poorly correlated with its other investments, or if it could not close its positions because of an illiquid secondary market.

Underlying Funds also may purchase put and call options on one or more baskets of securities of issuers in a particular industry or sector if it is believed that their value will increase or decrease generally as a group.

Portfolio Turnover. The Underlying Funds should be expected to have higher portfolio turnover than many other investment funds. The brokerage commissions and other transaction costs incurred by the Underlying Funds will be generally higher than those incurred by investment funds with lower portfolio turnover rates. In addition, a high portfolio turnover will result in special tax considerations. See “Taxes” below.

Restricted Securities. An Underlying Fund may invest in restricted securities that are not traded in public markets. Restricted securities generally are difficult or impossible to sell at prices comparable to the market prices of similar securities that are publicly traded. No assurance can be given that any such restricted securities will be eligible for resale or otherwise to be traded on a public market even if a public market for the securities were to develop.

Operating Deficits. It is anticipated that the Underlying Funds will trade securities actively and incur significant brokerage, custody and other transaction costs and expenses. These and other expenses of operating the Underlying Funds may exceed their income, thereby requiring that the difference be paid out of capital, reducing the Underlying Fund’s investments and potential for profitability.

Limited or No Distributions. It is expected that the Underlying Funds will not make substantial periodic distributions to investors and may not make any distributions at all. Instead, the Underlying Funds will generally reinvest substantially all income and gain. Cash that might otherwise be available for distribution is likely to be reduced by payment of obligations of the Underlying Funds and establishment of appropriate reserves. As a result, if an Underlying Fund is profitable, investors (including the Fund) in all likelihood will be credited with net income, and will incur the consequent income tax liability, even though investors may receive little or no distributions of cash to cover that liability.

Performance Fees. Most of the Underlying Funds will pay a performance based fee. In certain cases, managers may be paid a fee based on appreciation during the specific measuring period without taking into account losses occurring in prior measuring periods, although the Investment Advisor anticipates that managers who charge such fees will take into account prior losses. These fee arrangements may create an incentive for such managers to make investments that are riskier or more speculative than if a performance based fee were not paid. In addition, because performance fees are generally calculated based on unrealized as well as realized gains on securities positions, the amount of any performance fee ordinarily will be greater in any period than if it were based solely on realized gains.

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FEES AND EXPENSES

Operating expenses of the Funds will be paid by the Funds, and therefore, indirectly by each Fund’s Shareholders. The Investment Advisor will incur annual operating expenses on behalf of each Fund which shall include, but not be limited to, the following expenses:

                •             the Fund’s proportionate share of all costs and expenses directly related to portfolio transactions and positions for the Portfolio’s account, including, but not limited to, brokerage commissions, research fees, interest and commitment fees on loans and debit balances, borrowing charges on securities sold short, dividends on securities sold short but not yet purchased, custodial fees, member servicing fees, margin fees, transfer taxes and premiums and taxes withheld on foreign dividends;

                •             all costs and expenses associated with the organization and registration of the Fund, certain offering costs and the costs of compliance with any applicable Federal or state laws;

                •             the costs and expenses of holding any meetings of any investors that are regularly scheduled, permitted or required to be held under the terms of the Trust’s Declaration of Trust (the “Declaration of Trust”) or other applicable law;

                •             fees and disbursements of any attorneys, accountants, auditors and other consultants and professionals engaged on behalf of the Fund;

                •             the fees of custodians and other persons providing administrative services to the Fund;

                •             the costs of a fidelity bond and any liability insurance obtained on behalf of the Fund of the Investment Advisor;

                •             all costs and expenses of preparing, setting in type, printing and distributing reports, repurchase notices, and other communications to investors;

                •             all expenses of computing the Fund’s net asset value, including the Fund’s proportionate share of the expenses of computing the Portfolio’s net asset value and any equipment or services obtained for the purpose of valuing the Portfolio’s investment portfolio, including appraisals and valuation services provided by third parties;

                •             all charges for equipment or services used for communications between the Fund and any custodian, or other agent engaged by the Fund; and

                •             such other types of expenses as may be approved from time to time by the Investment Advisor.

Each Fund will reimburse the Investment Advisor for any of the above expenses that it pays on behalf of the Fund. Each Fund will also pay its proportional share of the Trust’s organizational and offering expenses, which are estimated at $85,000.

SHARES OF THE FUNDS

Each Fund will issue up $100,000,000 in Shares at $10 per Share and thereafter at NAV. The Board may, from time to time, in accordance with the Declaration of Trust, authorize the issue of additional Shares at the then existing net asset value or series and classes of Shares containing such terms and conditions, including conversion rights, sales, repurchase and other charges and terms of redemptions, as the Board may determine. Each Fund’s Shares participates ratably with all other outstanding Shares in the Fund’s profits and losses and has the redemption rights described below.

No conversion or preemptive rights exist in connection with any Shares. All Shares, when duly issued, will be fully paid and nonassessable.

PLAN OF DISTRIBUTION

Each Fund is offering Shares to Eligible Investors. No Fund will commence operations until such time as $250,000 in the Fund’s Shares have been purchased. Investors must subscribe for Shares in an amount that equals or exceeds $25,000. Additional subscriptions for Shares will be subject to a minimum investment amount of $10,000. The Board may waive any minimum investment amounts in its sole discretion.

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Shares in each of the Funds may be offered through financial institutions and intermediaries such as broker-dealers, investment counselors, registered investment advisors, mutual fund/hedge fund supermarkets, insurance companies, banks and savings and loans that have entered into selling agreements with the Portfolio.

The Initial Closing Date for each Fund is expected to be on or about January 3, 2006. Thereafter, additional closings for each Fund are expected to occur on the first business day of each month.

Payment for Shares. Payment for Shares ordinarily must be received in cash at the time the order is placed on the first business day of a calendar month. The Board, in its sole discretion, may permit a grace period to facilitate a transfer of funds by the investor.

Investments by Tax-Qualified Retirement Plans. Shares are available for purchase in connection with certain types of tax-qualified retirement plans. Eligible investors may establish individual retirement accounts (“IRAs”); Employee Pensions (“SEPs”); other pension and profit sharing plans or 401(k) plans. The purchase of Shares may be limited by the plans’ provisions.

Investors considering establishing a retirement plan or purchasing any Shares in connection with a retirement plan, should consult with their attorney or tax advisor with respect to plan requirements and tax aspects pertaining to the investor.

The illiquid nature of the Shares may affect the nature of distributions from tax sheltered retirement plans and may affect the ability of participants in such plans to rollover assets to other tax sheltered retirement plans.

An investment in a Fund by a tax-qualified retirement plan should not expose such investors to “unrelated taxable business income” unless the purchase or holding of such investor’s shares is leveraged.

USE OF PROCEEDS

As described in each Fund’s PPM, the Funds invest all of their assets in the Portfolio under a master/feeder structure. Pending investment by a Fund, the proceeds may be invested in short-term debt securities or money market funds.

REDEMPTIONS, REPURCHASES OF SHARES AND TRANSFERS

No Right of Redemption. No Shareholder or other person holding a Share or a portion of a Share acquired from a Shareholder will have the right to require the respective Fund to redeem that Share or portion thereof. There is no public market for Fund Shares, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Shares by the Fund, as described below.

Repurchases of Shares. The Board may, from time to time and in their sole discretion, determine to cause each Fund to repurchase Shares or portions thereof from Shareholders pursuant to written tenders by Shareholders at such times and on such terms and conditions as they may determine. In determining whether a Fund should offer to repurchase Shares or portions thereof from Shareholders, the Board will consider the recommendation of the Investment Advisor. The Investment Advisor expects that it will not recommend to the Board that a Fund offer to repurchase Shares from Shareholders prior to December 31, 2006. THE FIRST DATE THAT SHARES WILL BE ELIGIBLE FOR REPURCHASE BY THE FUND, REGARDLESS OF WHEN THE SHARES WERE PURCHASED, WILL BE ON DECEMBER 31, 2006. Thereafter, the Investment Advisor expects that generally it will recommend to the Board that each Fund offer to repurchase Shares from Shareholders four times each year, effective March 31, June 30, September 30 and December 31. The Board will also consider the following factors, among others, in making this determination:

                •             whether any Shareholders have requested to tender Shares or portions thereof to a Fund;

                •             whether the relevant Portfolio imposes any limitations on a Fund’s ability to redeem its Units;

                •             the liquidity of each Fund’s assets and the investment plans and working capital requirements of the Fund;

                •             the relative economies of scale with respect to the size of each Fund;

                •             the history of each Fund in repurchasing Shares or portions thereof;

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                •             the availability of information as to the value of a Fund’s interest in the Portfolio in which it invests, and the value of the Portfolio’s interests in Underlying Funds;

                •             the economic condition of the securities markets; and

                •             the anticipated tax consequences of any proposed repurchases of Shares or portions thereof.

Each Fund will repurchase Shares or portions thereof from Shareholders pursuant to written tenders (received by the Board at least thirty-five (35) days prior to the applicable repurchase date) on terms and conditions that the Board determine to be fair to the Fund and to all Shareholders or persons holding Shares acquired from Shareholders, or to one or more classes of Shareholders, as applicable. Only Shares held for at least twelve (12) months will be eligible for repurchase by a Fund. The value of a Shareholder’s Share (or the portion thereof) that is being repurchased is equal to the value of the Share as of the Valuation Date (as defined below), after giving effect to all allocations that are made as of such date. When the Board determines that a Fund shall repurchase Shares or portions thereof, notice will be provided to Shareholders describing the terms thereof, containing information Shareholders should consider in deciding whether to participate in the repurchase opportunity and containing information on how to participate. Shareholders who are deciding whether to tender their Shares or portions thereof during the period that a repurchase offer is open may ascertain the approximate net asset value of their Shares by contacting the Investment Advisor prior to the date upon which such Shareholder must decide whether to participate in the repurchase opportunity. Under the repurchase procedures described herein, Shareholders will have to decide whether to tender their Shares for repurchase without the benefit of having current information regarding the value of the Shares as of a date proximate to the Valuation Date. In addition, there will be a substantial period of time between the date as of which Shareholders must tender their Shares and the date they can expect to receive payment for their Shares from the Fund.

Repurchases of Shares or portions thereof from Shareholders by a Fund may be made at the discretion of the Fund, and may be paid in cash or by the distribution of securities in-kind or partly in cash and partly in-kind. However, the Funds do not expect to distribute securities in-kind except in the unlikely event that making a cash payment would result in a material adverse effect on the Funds or on Shareholders not tendering Shares for repurchase. Repurchases will be effective after receipt and acceptance by the Funds of all eligible written tenders of Shares or portions thereof from Shareholders. Any in-kind distribution of securities may consist of marketable or non-marketable securities (valued in accordance with the Declaration of Trust), which will be distributed to all tendering Shareholders on a PRO RATA basis. The Funds do not impose any charges in connection with repurchases of Shares or portions thereof.

Due to liquidity restraints associated with the Portfolio’s investments in Underlying Funds and the fact that a Fund may have to effect withdrawals from a Portfolio to pay for Shares being repurchased, each Fund presently expects to employ the following repurchase procedures:

(a)
Shareholders choosing to tender Shares (or portions thereof) for repurchase must do so by the date specified in the notice describing the terms of the offer (the “Expiration Date”) which generally will be thirty-five (35) days before the date as of which Shares are to be repurchased. The Shares (or portions thereof) will be valued as of the date on which Shares are to be repurchased (the “Valuation Date”), which is generally expected to be either March 31, June 30, September 30 or December 31;

(b)
Promptly after the Expiration Date, the Fund will give to each Shareholder whose Shares (or portions thereof) have been accepted for repurchase a promissory note (the “Promissory Note”) entitling the Shareholder to be paid an amount equal to the value, determined as of the Valuation Date, of the repurchased Share (or portions thereof). The determination of the value of Shares as of the Valuation Date is subject to adjustment based upon the results of the next annual audit of the Fund’s financial statements.

(c)	The Promissory Note, which will be non-interest bearing and non-transferable, is expected to contain terms providing for payment at two separate times.

The first payment (the “Initial Payment”) will be in an amount equal to at least 90% of the estimated value of the repurchased Shares (or portions thereof), determined as of the Valuation Date. The Initial Payment will be made as of the later of (a) within 30 days after the Valuation Date, or (b) if the Fund has requested withdrawals of its capital from any Underlying Funds in order to fund the repurchase of Shares, within 10 business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from such Underlying Funds.

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The second and final payment (the “Contingent Payment”) is expected to be in an amount equal to the excess, if any, of (a) the value of the repurchased Shares (or portions thereof), determined as of the Valuation Date and based upon the results of the annual audit of the Fund’s financial statements for the year in which the Valuation Date falls, over (b) the Initial Payment. It is anticipated that the annual audit of the Fund’s financial statements will be completed within 60 days after the end of each fiscal year of the Fund and that the Contingent Payment will be made promptly after the completion of the audit.

(d)
Although the amounts required to be paid by the Fund under the Promissory Note will generally be paid in cash, the Fund may under certain limited circumstances noted above pay all or a portion of the amounts due by the in-kind distribution of marketable or non-marketable securities.

The foregoing procedures may be amended by the Board from time to time and will be effective upon notification to the Shareholders.

Repurchases of Shares by each Fund are subject to certain regulatory requirements imposed by SEC rules. The Funds believe that the repurchase procedures described above comply with these requirements. However, if modification of the Funds’ repurchase procedures is deemed necessary to comply with regulatory requirements, the Board will adopt revised procedures designed to provide Shareholders substantially the same liquidity for Shares as would be available under the procedures described above.

Transfers of Shares. A Shareholder may transfer his Shares only (i) by operation of law pursuant to the death, divorce, bankruptcy, insolvency or dissolution of such Shareholder or (ii) with the written consent of the Board (which may be withheld in its sole discretion); provided, however, that the Board may not consent to any transfer other than a transfer (i) in which the tax basis of the Shares in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferor (e.g., certain transfers to affiliates, gifts and contributions to family partnerships), (ii) to members of the Shareholder’s immediate family (brothers, sisters, spouse, parents and children), or (iii) a distribution from a qualified retirement plan or an individual retirement account.

MANAGEMENT OF THE FUNDS

The Board provides broad oversight over the affairs of each Fund. The day-to-day affairs of each Fund and the Portfolio are managed by the Investment Advisor, subject to the ultimate supervision of and any policies established by the Board, and pursuant to the terms of the Declaration of Trust and the Investment Advisory Agreement.

Board Of Trustees. The Board has overall responsibility for the management and supervision of the operations of the Funds. The Board of Directors of the Portfolio (the “Portfolio’s Board of Directors”) has overall responsibility for management and supervision of the operations of the Portfolio. The Trust and the Portfolio have the same board members. The Board exercises the same powers, authority and responsibilities on behalf of the Funds as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

Members of the Board are not required to contribute to the capital of the Trust or hold Shares in the Funds. A majority of the Board are not “interested persons” (as defined in the Investment Company Act) of the Trust (collectively, the “Independent Trustees”) and perform the same functions for the Trust as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

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The identity of the Trustees and brief biographical information regarding each Trustee is set forth below. Each Trustee who is deemed to be an “interested person” of the Trust, as defined in the Investment Company Act, is indicated by an asterisk.

Name, (date of birth) and Address During the Past 5 Years	Position(s) Held with Fund	Term of Office and Length of Time	Principal Occupation(s) During Past 5 Years	Other Directorships Served Held by Trustee

Antoine Bernheim May 30, 1953 650 Fifth Avenue 17th Floor New York, NY 10019	Trustee	Since Inception	President, Dome Capital Management, Inc.; Chairman Dome Securities Corp.	Julius Baer Investment Funds; Julius Baer Global Equity Fund; PARADIGM Multi Strategy Fund I, LLC

Frank Coates December 27, 1964 650 Fifth Avenue 17th Floor New York, NY 10019	Trustee	Since Inception	Managing Partner Outsearch, LP since December, 2003.	PARADIGM Multi Strategy Fund I, LLC

Timothy Dalton January 26, 1939 650 Fifth Avenue 17th Floor New York, NY 10019	Trustee	Since Inception	Chairman of the Board, Dalton Greiner Hartman and Maher, LLC	PARADIGM Multi Strategy Fund I, LLC

Markus Karr* 650 Fifth Avenue 17th Floor New York, NY 10019	Trustee, Principal Financial Officer, Treasurer	Since Inception	Managing Director of Asset Allocation of the Investment Advisor	PARADIGM Multi Strategy Fund I, LLC

* Markus Karr is considered an “interested person” of the Fund as that term is defined in the Investment Company Act. Mr. Karr is an employee of the Advisor.

The Board has overall responsibility for the management and supervision of the operations of the Trust. The initial Trustees serving on the Board have been elected by the organizational shareholder of the Trust (who is affiliated with the Investment Advisor). Any vacancy in the position of Trustee may be filled by the remaining Trustees, or, if required by the Investment Company Act, by vote of a plurality of the vote at a meeting of the Shareholders at which a quorum of Shareholders is present in person or by proxy.

The Trustees serve on the Board for terms of indefinite duration. A Trustee’s position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity. A Trustee may resign upon 90 days’ prior written notice to the other Trustees, and may be removed either by vote of two-thirds of the Trustees not subject to the removal vote or by vote of the Shareholders holding not less than two-thirds of the total number of votes eligible to be cast by all Shareholders. The Trustees will render assistance to Shareholders on the question of the removal of Trustees in the manner required by Section 16(c) of the Investment Company Act. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve as a

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Trustee, so long as immediately after such appointment at least two-thirds of the Trustees then serving would have been elected by the Shareholders. The Trustees may call a meeting of Shareholders to fill any vacancy in the position of a Trustee, and must do so within 60 days after any date on which Trustees who were elected by the Shareholders cease to constitute a majority of the Trustees then serving.

The Declaration of Trust provides that a Trustee’s responsibilities shall terminate if the Trustee (i) dies; (ii) is adjudicated incompetent; (iii) voluntarily withdraws as a Trustee (upon not less than 90 days’ prior written notice to the other Trustees); (iv) is removed; (v) is certified by a physician to be mentally or physically unable to perform his duties hereunder; (vi) is declared bankrupt by a court with appropriate jurisdiction or files a petition commencing a voluntary case under any bankruptcy law or make an assignment for the benefit of creditors; (vii) has a receiver appointed to administer his property or affairs; or (viii) otherwise ceases to be a Trustee of the Trust under law. A Trustee may be removed either by (a) the vote or written consent of at least two-thirds (2/3) of the Trustees not subject to the removal vote or (b) the vote or written consent of Shareholders holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all Shareholders.

The Declaration of Trust provides that a Trustee shall not be liable to the Trust or to any of its Shareholders for any loss or damage caused by any act or omission in the performance of his or her services under the Declaration of Trust, unless it is determined that such loss is due to an act or omission of the Trustee constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee’s office. Trustees are also entitled to be indemnified to the fullest extent permitted by law against all losses, claims, damages, liabilities, costs and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and reasonable counsel fees, incurred in connection with the defense or disposition of any action, suit, investigation or other proceeding, whether civil or criminal, before any judicial, arbitral, administrative or legislative body, in which the Trustee may be or may have been involved as a party or otherwise, or with which the Trustee may be or may have been threatened, while in office or thereafter, by reason of being or having been a Trustee of the Fund or the past or present performance of services to the Fund by the Trustee, except to the extent such loss, claim, damage, liability, cost or expense shall have been finally determined in a decision on the merits in any such action, suit, investigation or other proceeding to have been incurred or suffered by the Trustee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such the Trustee’s office. The rights of indemnification and exculpation provided under the Declaration of Trust do not provide for indemnification under Federal securities laws that, under certain circumstances, impose liability even on persons that act in good faith, to the extent, but only to the extent, that such indemnification would be in violation of applicable law.

Board Standing Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The Audit Committee will meet periodically, as necessary.

Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Independent Trustee and various officers and representatives of the Trust’s service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee’s determinations are reviewed by the Board. The Fair Value Pricing Committee will meet periodically, as necessary.

Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Board, if any. The Nominating Committee will meet periodically, as necessary.

Fund Shares Owned By Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the Securities and Exchange Commission. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (“1934 Act”). As of the date of this SAI, the Trustees and officers of the Trust did not own any shares of the Funds.

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COMPENSATION OF THE TRUSTEES

Name	Aggregate Compensation from the Fund*	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from Fund and Fund Complex Paid to Directors	Estimated Annual Benefits Upon Retirement

Antoine Bernheim	$3,100	None	$6,200	None
Frank Coates	$3,100	None	$6,200	None
Timothy Dalton	$4,350	None	$8,700	None
Markus Karr	None	None	None	None

*Estimated for the fiscal year ending December 31, 2006.

The Independent Trustees are each paid an annual retainer of $5,000, with the Chairman of the Board receiving an annual retainer of $7,500, and per meeting fees of $300 for each meeting. The Independent Trustees will not be compensated for committee meetings. The other Trustees receive no annual or other fees from the Trust. All Trustees are reimbursed by the Trust for their reasonable out-of-pocket expenses. The Trustees do not receive any pension or retirement benefits from the Trust.

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Trust Officers.  Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is 650 Fifth Avenue, 17th Floor, New York, New York 10019. None of the Officers receive compensation from the Trust for their services.

Name, (Age) and Address During the Past 5 Years	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Louis Hanna September 27, 1967 650 Fifth Avenue 17th Floor New York, NY 10019	President, CEO	Since Inception	Since May 2005, Senior Vice President of Financial Intermediary Marketing of the Advisor. From March 2004 until May 2005, Managing Director of Alternative Investments of Fulcrum Global Partners. From March 2000 until March 2004, Senior Regional Manager of ING Furman Selz.

Markus Karr March 22, 1967 650 Fifth Avenue 17 th Floor New York, NY 10019	Trustee, Principal Financial Officer, Treasurer	Since Inception	Managing Director of Asset Allocation of the Investment Advisor.

Ronald Wilhelm August 13, 1958 650 Fifth Avenue 17th Floor New York, NY 10019	Chief Compliance Officer	Since Inception	Since December 2005, Chief Compliance and Risk Management Officer and Director of Operations of the Investment Advisor. June 2003 founding Managing Director of EOS Fund Services LLC. From 1998 through May 2003, manager of operations, compliance oversight, documentation and closing processes for the distressed bank loan trading and sales desk of the Fixed Income Division of Morgan Stanley’s New York office.

Alaina V. Metz April 1967 3435 Stelzer Road Columbus, Ohio 43219	Secretary	Since Inception	Vice President of BISYS Fund Services.
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Investment Advisor. PARADIGM Global Advisors, LLC serves as Investment Advisor to the Funds and also serves as Investment Advisor to the Portfolio. The Investment Advisor is responsible for formulating a continuing investment program for each Fund. The Trust has entered into an investment advisory agreement with the Investment Advisor (“Investment Advisory Agreement”). The Investment Advisor provides management advisory services to the PARADIGM Group of Companies. The principal business address of the Investment Advisor is 650 Fifth Avenue, New York, New York 10019. As of December 31, 2005, the Investment Advisor and its affiliates, managed assets of approximately $1.8 billion.

The Fund and the Portfolio are both managed by the Investment Advisor. The personnel of the Investment Advisor who will initially have primary responsibility for management of the Fund and the Portfolio (the “Management Team”) are:

Dr. James Park is the Chief Executive Officer of the Investment Advisor and directs strategic growth and client relationships for the PARADIGM group of entities. Dr. Park holds a PhD in Financial Economics from Columbia Business School (October 1995); a J.D. from Harvard and Columbia Law Schools (1987); and a B.S. in economics with honors from The Wharton School of Finance, University of Pennsylvania (1984). From 1991 to 1998, Dr. Park was a professor of Finance at Long Island University, where he founded the Center for Financial Markets Research. Dr. Park also taught at Columbia Business School and West Point Military Academy. Dr. Park has authored and presented numerous studies and articles on the investment performance of hedge funds and trading advisors.

Markus Karr is a Managing Director of Asset Allocation of the Investment Advisor and has over ten years investment experience. Mr. Karr received his B.S. in computer science and engineering from Massachusetts Institute of Technology in June 1989, where he concentrated his studies on modeling and simulation design. Mr. Karr was a registered Commodity Trading Advisor from 1995 to 2002.

Stephane Farouze is a Partner of the Investment Advisor where he also heads the Marketing and Structuring Team. Mr. Farouze joined the Investment Advisor in early 2003 as a Managing Director of its Structured Products and Marketing Department. Prior to joining the Investment Advisor, Mr. Farouze was the Global Head of Sales and Structuring for alternative investments at Societe Generale Asset Management alternative department where he grew assets under management from $3.4 billion to just over $15 billion in less than two and a half years. He has launched in excess of 100 capital guaranteed products in Italy, Spain, France, Germany, Hong Kong, Singapore, and Japan. Notably in Spain, Mr. Farouze launched a capital guaranteed mutual fund for Spain’s BSCH that raised $3.7 billion in under three months. Mr. Farouze also launched the first capital guaranteed product built on a fund of hedge funds in Japan sold through Citibank. Before working for Societe Generale Asset Management, Mr. Farouze had spent the previous decade working for firms such as BNP, Commerz Bank, and Smith Barney as a Head of FX Derivatives desk for the Italian market. While at BNP, he developed gas alternative investment products. Mr. Farouze has a Bachelor’s of Arts in finance and economics from San Diego State University.

Nikolay Fedorovskiy is a Senior Research Analyst of the Investment Advisor. Mr. Fedorovskiy received his Ph.D. in mathematics from Moscow State University with high algebra and computer modeling as his majors. Mr. Fedorovskiy has 8 years of experience in practical programming and engineering in Russia’s Institute of Electric Power Research, where he worked on creating programming language for the description of semantic networks. Mr. Fedorovskiy joined the Investment Advisor in 2000 as a senior research analyst and is responsible for development and support of a secure online statistical reporting system for the Investment Advisor’s asset allocation team.

Ronald E. Wilhelm is the Chief Compliance and Risk Management Officer and Director of Operations of the Investment Advisor. Mr. Wilhelm joined the Investment Advisor in December 2005 from EOS Fund Services LLC where he was served from June 2003 as a founding Managing Director and provided third-party global fund management, operations and administration services and compliance oversight to a select group of investment management firms, mutual fund companies, endowments and foundations. He also served as a founding Managing Director of EOS Compliance Services LLC where he provided outsourced compliance programs for and consulting services to registered investment advisers, mutual fund companies, hedge funds and hedge funds of funds with combined assets of $15 billion. In that capacity, Mr. Wilhelm acted as named Chief Compliance Officer to Investure, LLC, a registered investment adviser (with assets under management exceeding $2 billion) operating domestic and offshore hedge funds of funds and private equity funds. From 1998 through May 2003, he managed the operations, compliance oversight, documentation and closing processes for the distressed bank loan trading and sales desk of the Fixed Income Division of Morgan Stanley’s New York office. Mr. Wilhelm was associated with

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the law firms of Parker Chapin Flattau & Klimpl, LLP in New York from 1994 to 1997 and Jones Day in Paris, France and Cleveland, Ohio from 1986 to 1993. His practice experience primarily included general corporate and business law, mergers and acquisitions, international corporate law, securities law, finance and banking, and compliance and regulatory issues. Mr. Wilhelm attended Brigham Young University where he obtained the degrees of B.A. summa cum laude, French and International Relations in1982; M.A., International Relations in 1983; and J.D. cum laude in 1986.

Management Fee. The Funds will not pay a Management Fee to the Investment Advisor directly, but each Fund’s Shareholders bear an indirect share of the Management Fee applicable to the Portfolio. Pursuant to its Investment Advisory Agreement with the PARADIGM Multi Strategy Fund, LLC, the Investment Advisor is entitled to receive a monthly management fee (the “Management Fee”). The Management Fee is equal to 1/12th of 1.25% of the net asset value of each of the Portfolio’s Units.

For purposes of determining the Management Fee for the Portfolio, net assets will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of net assets as reported by the sponsors of the Underlying Funds. The overall fees payable by the Shareholders, including their proportionate share of a Portfolio’s Management Fees, may be higher than those paid by other registered investment companies but may be lower than those paid by many private investment funds with similar investment policies.

Board Considerations in Approving the Advisory Agreement. The continuance of the Investment Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the Shareholders of the Trust and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board will call and hold a meeting to decide whether to renew the Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board will request and review a wide variety of information from the Investment Advisor. The Trustees will use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Investment Advisory Agreement for another year.

Before approving the Investment Advisory Agreement, the Board requested and received written materials from the Investment Advisor about: (a) the quality of the Investment Advisor’s services; (b) the Investment Advisor’s personnel; (c) the Investment Advisor’s operations and financial condition; and (d) the Fund’s overall fees and operating expenses compared with other similar accounts managed by the Adviser and similar mutual funds managed by third-parties.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Investment Advisor’s fees are reasonable in light of the services that the Investment Advisor will provide to each Fund; and (c) agreed to adopt the Investment Advisory Agreement.

CONFLICT OF INTEREST

In addition to the Fund, the Management Team has the primary responsibility for managing the operations of the following investment funds (the “Other Funds”):

Investment Funds	Assets Under Management (in millions)

PARADIGM Master Fund (Onshore)	$173.1
PARADIGM Enhanced Master	$30.9
PARADIGM Equities Fund I	$18.4
PARADIGM Master Fund (Offshore)	$238.8
PARADIGM Asian Fund	$18.6
PARADIGM Public Fund	$32.7
PARADIGM Tax Exempt Fund	$3.1
PARADIGM Equities Fund	$139.7
PARADIGM Global Fund	$220.8
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The Other Funds may wish to invest with investment managers with which the Fund invests or that would be an appropriate investment for the Fund. Because investment managers may limit the number of investors in or the size of their investment funds or the amount of assets that they manage, the Other Funds may compete with the Fund for appropriate investment opportunities.

In determining the allocation of such opportunities among the Fund and the Other Funds, a number of factors may be considered by the Investment Advisor that may include, without limitation, the relative size of the Other Funds and the Fund and their expected future sizes, the expected future capacity of the applicable investment manager, the investment objectives and guidelines, risk tolerance, availability of other investment opportunities and available cash for the investment of the Fund and the Other funds.

Allocation of investment opportunities with investment managers among the Fund and the Other Funds will be made by the Investment Advisor in a manner that it considers, in its sole discretion, to be reasonable and equitable over time. Allocation among the Other Funds and the Fund in any particular circumstance may be more or less advantageous to any one fund. The Investment Advisor may determine that an investment opportunity or purchases and sales are appropriate for one or more of the Other Funds, but not for the Fund, or is appropriate for, or available to, the Fund but in different sizes, structures, terms or timing that is appropriate for others. Therefore, the amount, timing, structuring or terms of an investment by the Fund may differ from, and performance may be lower than, investments and performance of the Other Funds. Although allocating investment opportunities with investment managers among the Fund and the Other Funds may create potential conflicts of interests because of the interest of the Investment Advisor in such Other Funds or because the Investment Advisor may receive greater fees or compensation from the Other Funds, the Investment Advisor will not make allocation decisions based on such interests or such greater fees or compensation.

CODE OF ETHICS

The Trust, the Investment Advisor and the Placement Agent each have adopted codes of ethics under Rule 17j-1 of the Investment Company Act that applies to their activities. The codes of ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The code is available on the EDGAR database on the SEC’s web site at http.//www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

BROKERAGE PRACTICES OF THE PORTFOLIO

The Funds do not expect to buy and sell securities, except for interests in the Portfolio. The Investment Advisor seeks to execute each transaction in Underlying Funds at a net price that provides the most favorable cost for the Portfolio. It is anticipated that most transactions in Underlying Fund interests on behalf of the Portfolio will be conducted on a private placement basis and may be subject to commissions or placement agent fees payable to one or more broker. In this regard, the Investment Advisor will generally be unable to seek competitive fees payable in such transactions.

The investment decisions for the Funds and the Portfolio are made independently from those for other accounts managed by the Investment Advisor. The Investment Advisor and its affiliates have other clients and other accounts with investment objectives similar to those of the Funds and the Portfolio. The Investment Advisor and its affiliates are permitted to make an investment decision on behalf of the Funds and the Portfolio that differ from decisions made for, or advice given to, such other accounts and clients even though the investment objectives may be the same or similar, provided that the Investment Advisor or its affiliates act in good faith and follow a policy of allocating over a period of time investment opportunities to the Funds and the Portfolio on a basis intended to be fair and equitable relative to such other accounts and clients, taking into consideration the investment policies and investment restrictions to which such other accounts and clients and the Funds and the Portfolio are subject. Neither the Investment Advisor nor its affiliates are obligated to treat the Funds or the Portfolio more favorably than accounts and clients.

The Investment Advisor may retain the services of consultants and sub-advisers, which may be affiliates, when the Investment Advisor determines it to be appropriate.

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VOTING

Each Shareholder has the right to cast a number of votes based on the value of the Shareholder’s shares at a meeting of Shareholders called by the Board of Trustees or by Shareholders holding 25% or more of the total number of votes eligible to be cast. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would normally be entitled to vote, including election of Trustees, approval of the Investment Advisory Agreement, and approval of the Trust’s auditors, and on certain other matters. Except for the exercise of their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Trust’s business, and may not act for or bind the Trust.

TAXES

The following U.S. federal income tax discussion is based on provisions of the Internal Revenue Code of 1986, as amended (the “Code”), existing Treasury regulations, rulings published by the IRS and other applicable authority as of the date of this SAI. These authorities are subject to change by legislative or administrative action. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in a Fund. There may be other tax considerations applicable to particular investors, and therefore investors should consult with their own tax advisers about the tax consequences of an investment in a Fund in light of each investor’s particular tax situation. In addition, income earned through an investment in the Fund may be subject to state, local, or foreign taxes.

Taxation of the Funds.  Each Fund intends to qualify each year for treatment as a regulated investment company under the provisions of Subchapter M of the Code. To qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

                (a)           derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

                (b)           distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year (the “Distribution Test”); and

                (c)           diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (the “Diversification Test”).

If a Fund qualifies as a regulated investment company under the Code, the Fund will not pay any federal income tax on the income and gains it distributes in a timely manner to Shareholders. As described in Part A of this Registration Statement, the Fund expects to purchase U.S. Government securities prior to the end of each fiscal quarter in an amount such that the Fund’s total assets will meet the Diversification Test, and then sell such U.S. Government securities promptly following the end of each such fiscal quarter.

If a Fund failed to qualify as a regulated investment company under the Code in any taxable year (for example, by failing to satisfy either the Distribution Test or the Diversification Test), the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

A Fund may retain its net capital gain for investment. However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, it may designate the retained amount as undistributed capital gains in a notice to its

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Shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their share of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of Shares owned by a Shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the Shareholder’s gross income and the tax deemed paid by the Shareholder under clause (ii) of the preceding sentence.

The Fund intends to distribute at least annually to its Shareholders all or substantially all of its investment company taxable income and net capital gain.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98% of its capital gain net income for the one-year period ending December 31, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. A dividend paid to Shareholders in January of a year will be treated as paid on December 31 of the preceding year, if the dividend was declared and payable to Shareholders of record on a date in October, November, or December of that preceding year. The Funds intend generally, but may not always be able, to make distributions sufficient to avoid imposition of the 4% excise tax. A Fund may not be able to avoid the excise tax if one or more of the Underlying Funds fails to provide timely information to the Portfolio in which the Fund invests and in turn the Portfolio is unable to provide such information to the Fund for the Fund to determine the amount of distributions necessary to avoid the excise tax. Further, the IRS has publicly ruled that notwithstanding the general rule that the taxable income of a partner in a partnership is based on the partner’s distributive share of partnership items of income, gain, loss, and deduction for any partnership taxable year that ends within or with the partner’s taxable year, a regulated investment company that is a partner in a partnership must generally determine its required distribution under the excise tax provisions of the Code by taking into account its share of partnership items at the time it would have taken them into account if it directly held the partnership assets underlying the share. As a result, if the Fund’s taxable year is different than the taxable year of the Portfolio or one or more of the Underlying Funds in which the Portfolio invests, the Fund may be treated as having income that must be distributed to avoid the excise tax, but may not be treated as having enough income to make distributions in the amount necessary to avoid incurring the excise tax. Tax years of entities taxable as partnerships, such as the Portfolio and the Underlying Funds, may change under complex rules under the Code which depend, in part, on the tax years of the members or partners of such entities (the composition of which may change over time).

Fund Distributions.  Distributions from the Funds will be taxable to Shareholders as ordinary income to the extent derived from investment income and net short-term capital gains. Distributions of net capital gains (that is, the excess of net gains from the sale of capital assets held for more than one year by a Fund over net losses from the sale of capital assets held for not more than one year by the Fund) will be taxable to Shareholders as such, regardless of how long a Shareholder has held the Shares. Distributions by a Fund to a Shareholder who qualifies for tax-exempt status under Federal income tax rules will not be taxable. Special tax rules apply to investments by such a Shareholder. Such a Shareholder should consult its tax adviser to determine the suitability of an investment in the Funds and the tax treatment of distributions from the Funds.

Dividend and capital gains distributions will be taxable as described above whether received in cash or reinvested in additional Shares. Such distributions will be taxable to Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. A Shareholder whose distributions are reinvested in Shares will be treated as having received a dividend equal to the fair market value of the new Shares issued to the Shareholder, or the amount of cash allocated to the Shareholder for the purchase of Shares on its behalf.

As required by federal law, detailed federal tax information reporting, including the amount and nature of ordinary income distributions and distributions of net capital gains, will be furnished to each Shareholder for each calendar year on or before January 31 of the succeeding year.

An investment in a Fund may in some circumstances result in liability for federal alternative minimum tax for Shareholders.

Return of Capital Distributions. If a Fund makes a distribution to a Shareholder in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such Shareholder’s tax basis in his or her Shares, and thereafter as capital gain. A return of capital is

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not taxable, but it reduces the Shareholder’s tax basis in his or her Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the Shareholder of his or her Shares.

Dividends and distributions on the Shares are generally subject to federal income tax as described herein to the extent they do not exceed a Fund’s current and accumulated earnings and profits, even though such dividends and distributions may economically represent a return of a particular Shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when a Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.

Distributions are taxable to a Shareholder even if they are paid from income or gains earned by a Fund prior to the Shareholder’s investment (and thus included in the price paid by the Shareholders).

Capital Loss Carryover. Distributions from capital gains are generally made after applying any available capital loss carryovers.

Treatment of Certain Expenses. If a Fund has fewer than 500 persons at any time during a calendar year, for federal income tax purposes, individuals and certain trusts or estates that hold shares in the Fund (directly or through a partnership, S corporation or grantor trust) will be treated as receiving an additional dividend equal to their share of certain Fund expenses that are treated as “miscellaneous itemized deductions” for federal income tax purposes (including, for example, custodian fees) and as having paid such expenses themselves. For this purpose, such expenses generally would equal the excess of the total expenses deductible for purposes of determining the Fund’s investment company taxable income over the sum of expenses relating to the organization and administration of the Fund and the Fund’s net operating loss (determined without regard to the dividends-paid deduction and net capital gains), if any. Because Shareholders treated as receiving any additional dividend and as having paid such expenses may deduct such expenses in a taxable year only to the extent that their respective aggregate miscellaneous itemized deductions for the year exceed 2% of their respective adjusted gross income for the year, all or a portion of the above expenses may not be deductible for certain Shareholders in certain taxable years.

Sale or Repurchase of Shares. The sale or repurchase of Shares may give rise to a gain or loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, pursuant to recently enacted tax legislation short-term capital gains and ordinary income will be taxed at a maximum rate of 38.6% for tax years beginning in 2002 (which such maximum rate shall be reduced to 35% over a five-year phase-in period and shall be 39.6% for tax years beginning after December 31, 2010 unless Congress provides otherwise) while long-term capital gains will generally be taxed at a maximum rate of 20%. Because of certain limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective rate of tax may be higher in certain circumstances. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less but not disallowed as provided in the following sentence will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the Shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of Shares will be disallowed if other Shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

From time to time a Fund may offer to repurchase Shares. A tendering Shareholder who tenders all Shares held, or considered under certain attribution rules of the Code to be held, by such Shareholder will be treated as having sold its Shares and generally will realize a capital gain or loss. If a Shareholder tenders fewer than all of its Shares, such Shareholder may be treated as having received a taxable dividend upon the tender of its Shares. In such a case, there is a remote risk that non-tendering Shareholders will be treated as having received taxable distributions from the Fund. Likewise, if a Fund redeems some but not all of the Shares held by a Shareholder and such Shareholder is treated as having received a taxable dividend upon such redemption, there is a remote risk that non-redeeming Shareholders will be treated as having received taxable distributions from the Fund. To the extent that a Fund recognizes net gains on the liquidation of its investments to meet such tenders of Shares, the Fund will be required to make additional distributions to its Shareholders.

Hedging Transactions. If the Underlying Funds engage in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, a Fund will be subject to special tax rules

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(including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the securities that the Fund holds through an Underlying Fund, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Funds.

Certain of the Funds’ hedging activities (e.g., through an Underlying Fund) are likely to produce a difference between its book income and the sum of its net tax-exempt and taxable income. If a Fund’s book income exceeds the sum of its net tax-exempt and taxable income, the distribution (if any) of such excess will be treated as (i) a taxable dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income),

(ii) thereafter as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its net tax-exempt and taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Securities Issued or Purchased at a Discount.  Investments by a Fund, the Portfolio or any Underlying Fund in which it invests in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may make such distributions from its cash assets, by entering into a line of credit or by liquidating its investments. A Fund may realize gains or losses from such liquidations. To the extent that a Fund realizes net capital gains from such transactions, its Shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Foreign Currency Transactions.  Transactions by any Underlying Fund in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation. Income received by the Underlying Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Passive Foreign Investment Companies. Investments by the Underlying Funds in an entity which is a “passive foreign investment company” (a “PFIC”) could subject the Portfolio, and indirectly the Fund, to a U.S. federal income tax (including interest charges) on distributions received from the PFIC (directly or through the Underlying Fund), which tax cannot be eliminated by making distributions to Fund Shareholders. If a Fund invests in a PFIC through an Underlying Fund that is not a U.S. person within the meaning of the Code, certain election may be made to treat a PFIC as a “qualified electing fund” (“QEF election”), in which case the Underlying Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The Underlying Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Underlying Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount ultimately required to be distributed for the Fund to avoid taxation. If an Underlying Fund makes these elections, it may result in the Fund having to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Non-U.S. Shareholders. Under U.S. federal tax law, dividends other than capital gains dividends paid on Shares beneficially held by a person who is a “foreign person” within the meaning of the Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. Dividends are subject to withholding even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. If a beneficial holder who is a foreign person has a permanent establishment in the United States, and the Shares held by such beneficial holder are effectively connected with such permanent establishment, and in addition, the dividends are effectively connected with the conduct by the beneficial

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holder of trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

Under U.S. federal tax law, a beneficial holder of Shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such Shares unless (i) the Shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

A beneficial holder of Shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Withholding. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of Share sales, repurchases or redemptions made by, any individual Shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

U.S. Treasury Regulations affecting the application to foreign investors of the backup withholding and withholding tax rules generally become effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the application of these new regulations to their respective investment in the Fund.

ERISA CONSIDERATIONS

Prudence and Diversification. Before authorizing an investment in Shares of a Fund, fiduciaries of a pension, profit sharing or other employee benefit plan subject to the Employee Income Security Act of 1974, as amended, (“ERISA Plans”) should consider (i) whether the investment in such Shares satisfies the prudence and diversification requirements of Section 404 of ERISA, and (ii) whether such fiduciaries have authority to acquire such Shares under the plan’s investment policies and appropriate governing instruments (including Title I of ERISA). If a fiduciary of an ERISA Plan breaches its responsibilities in selecting an investment or an investment course of action for such ERISA Plan, the fiduciary may be held personally liable for losses incurred by the ERISA Plan as a result of such breach. Accordingly, the Investment Advisor requires all ERISA Plans proposing to invest in a Fund to represent, among other things, that: (i) it is aware and understands, and any fiduciaries responsible for the Plan’s investments are aware and understand the Fund’s investment objective, policies and strategies; (ii) the decision to invest assets of the ERISA Plan in the Fund was made with appropriate consideration of relevant investment factors with regard to the ERISA Plan; and (iii) the fiduciary making the investment decision on behalf of the ERISA Plan met its fiduciary duties and obligations as imposed by ERISA in making the decision to invest assets of the ERISA Plan in the Fund.

Also, fiduciaries of an individual retirement account (“IRA”), a Keogh plan or other “plan” described in Section 4975(e)(1) of the Code that is not otherwise subject to Title I of ERISA (collectively “Tax-Qualified Plans”), should consider that a Tax-Qualified Plan may only make investments that are authorized by the appropriate governing instruments.

Because the Trust is registered as an investment company under the Investment Company Act, the underlying assets of each Fund should not be considered to be “plan assets” of any Plan investing in a Fund for purposes of the fiduciary rules under ERISA and the prohibited transaction rules under ERISA and the Code. Thus, neither the Investment Advisor nor any of its affiliates will be fiduciaries with respect to any ERISA Plans or Tax-Qualified Plans (collectively, “Plans”) investing in a Fund based solely on the Investment Advisor’s investment management of the Fund’s assets.

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Decision To Invest In Shares. Certain prospective Plan investors may currently maintain relationships (i.e., investment management, investment advisory or other services) with the Investment Advisor (or an affiliate thereof). Each such affiliated person may be deemed to be a party in interest (or disqualified person) and/or a fiduciary with respect to such prospective Plan investor. Generally, ERISA prohibits (and the Code penalizes) the use of Plan assets for the benefit of a party in interest (or disqualified person) and also prohibits (or penalizes) a Plan fiduciary for using its position to cause a Plan to make an investment from which the fiduciary or a third party in which the fiduciary has an interest would receive a fee or other consideration. Accordingly, fiduciaries of Plans will be required to represent that the decision to invest in a Fund was made by a fiduciary independent of such affiliated persons, that such fiduciaries are duly authorized to make such investment decisions and that they have not relied upon any individualized advice or recommendation of such affiliated persons as a primary basis for the decision to invest in the Fund.

In short, it is the responsibility of any fiduciary or other person with investment responsibilities over the assets of a Plan considering an investment in the Shares of a Fund to see that the above factors have been carefully considered before making an investment. Moreover, because the provisions of ERISA and the related provisions of the Code are highly technical and subject to extensive and varying administrative and judicial interpretation and review, Plan fiduciaries considering an investment in a Fund should consult with their own counsel and advisors regarding the impact of ERISA and the related provisions of the Code.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of series and shares of each series. Each share of a series represents an equal proportionate interest in that series with each other share. Upon liquidation, shares are entitled to a pro rata share in the net assets of the series. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of series. All consideration received by the Trust for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

OTHER SERVICE PROVIDERS

Administrator and Transfer Agent. BISYS Fund Services Ohio, Inc. (the “Administrator”), a Delaware corporation, serves as the administrator and transfer agent for the Portfolio and the Trust. It provides general administration related services, including those relating to valuation of the Portfolio’s and each Fund’s assets. The Administrator is located at 3435 Stelzer Road, Columbus, Ohio 43219.

Custodian and Dividend Paying Agent. J.P. Morgan Trust Company, N.A. (the “Custodian”), a limited purpose trust company incorporated under the laws of Delaware, serves as the primary custodian of the Portfolio’s and each Fund’s assets, and may maintain custody of the Portfolio’s and each Fund’s assets with domestic and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Advisor. Assets of the Portfolio and the Funds are not held by the Investment Advisor or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian’s principal business address is 2220 Chemsearch Blvd., Suite 150, Irving, Texas 75062.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

Ernst & Young, LLP serves as the independent registered public accounting firm of the Trust. Its principal business address is 5 Times Square, New York, New York 10036-6530.

Thacher Proffitt & Wood LLP acts as legal counsel to the Trust. Its principal business address is Two World Financial Center, New York, New York 10281.

FISCAL YEAR

Fiscal Year.  The Trust’s fiscal year ends on December 31st.

Financial Statements

PARADIGM FUNDS TRUST

FINANCIAL STATEMENTS & REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DECEMBER 23, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholder of

PARADIGM Funds Trust

We have audited the accompanying statement of assets and liabilities of the PARADIGM Funds Trust (comprising, respectively, the Paradigm Advantage Series, the Paradigm Adviser Series, and the Paradigm Institutional Series and collectively referred to as the “Trust”) as of December 23, 2005. These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of each of the respective series of the PARADIGM Funds Trust at December 23, 2005 in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP.

December 29, 2005

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PARADIGM FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 23, 2005

	PARADIGM Advantage Series	PARADIGM Adviser Series	PARADIGM Institutional Series

Assets Cash	$35,000	$35,000	$35,000

Net assets for shares of beneficial interest outstanding	$35,000	$35,000	$35,000

Shares issued and outstanding (no par value)	3,500	3,500	3,500

Net asset value per share	$10.00	$10.00	$10.00

See accompanying notes to the financial statements.
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PARADIGM FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 23, 2005

1.	Organization

The PARADIGM Funds Trust (the “Trust”) is a non-diversified, closed-end investment company established as a Delaware statutory trust under an amended and restated Declaration of Trust dated October 14, 2005. The Trust offers shares of the PARADIGM Advantage Series, the PARADIGM Adviser Series and the PARADGIM Institutional Series (referred to individually as a “Fund” or collectively as the “Funds”). The Funds are feeder funds in a master feeder structure. The Funds will invest substantially all of their assets in the PARADIGM Multi Strategy Fund I, LLC (the “Master Portfolio”), a Delaware limited liability company.

The Funds’ investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets.

On December 23, 2005, 3,500 shares of each Fund were issued for cash, at $10.00 per share. The Funds have had no operations except for the initial issuance of shares and its organization.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2.	Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles. The following is a summary of the significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Organization Costs

All costs incurred by the Trust in connection with the organization of the Funds will be expensed as incurred.

Offering Costs

Offering costs incurred by the Trust, such as the preparation of the initial registration statement and state registration fees, will be amortized over a twelve month period or the applicable period for which the expense relates to.

Federal Income Taxes

The Trust intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Trust intends to make timely distributions in order to avoid tax liability.

3.	Fees and Transactions with Affiliates

The Master Portfolio has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Master Portfolio pays the Advisor a fee equal to 1/12th of 1.25% of the net asset value of each

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of the Funds as of the first day of each calendar month. The Funds indirectly bare a portion of this fee based each Fund’s pro-rata shares outstanding.

The Advisor has contractually agreed with the Funds to waive advisory fees, and if necessary, reimburse certain other expenses, to limit the annual operating expenses, as defined in the organizational documents, of the Funds to 1.75%. Any month where the annual operating expenses are less the 1.75%, the Advisor may recoup a portion of any amount previously waived in the past two years as long as the annual operating expenses do not exceed 1.75%.

BISYS Fund Services Ohio, Inc. (the “Administrator”), a Delaware corporation, serves as the administrator and transfer agent for the Funds. The Administrator provides general administration related services, including those relating to valuation of the Funds’ assets.

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